JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 24.5%
U.S. Treasury Bonds
3.13%, 2/15/2043	2,000	2,210
2.88%, 5/15/2043	22,775	24,137
3.63%, 8/15/2043	27,650	33,085
3.75%, 11/15/2043	11,654	14,219
3.63%, 2/15/2044	17,780	21,294
2.50%, 2/15/2045	35,900	35,471
2.88%, 8/15/2045	2,300	2,439
2.25%, 8/15/2046	105	98
3.00%, 2/15/2048	670	727
3.13%, 5/15/2048	5,127	5,700
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	300	406
3.63%, 4/15/2028	799	1,607
2.50%, 1/15/2029	300	425
U.S. Treasury Inflation Indexed Notes
1.38%, 1/15/2020	607	715
0.13%, 1/15/2022	2,453	2,737
U.S. Treasury Notes
1.38%, 1/31/2021	880	871
2.63%, 5/15/2021	1,006	1,018
3.13%, 5/15/2021	2,250	2,300
2.13%, 8/15/2021	13,000	13,054
1.25%, 10/31/2021	10,000	9,843
2.00%, 10/31/2021	1,100	1,102
2.00%, 7/31/2022	5,000	5,016
1.63%, 8/31/2022	3,000	2,975
2.00%, 10/31/2022	1,650	1,655
1.50%, 2/28/2023	3,000	2,956
1.75%, 5/15/2023	2,221	2,207
2.50%, 5/15/2024	8,840	9,072
1.88%, 8/31/2024	569	567
2.25%, 11/15/2024	400	406
2.88%, 4/30/2025	1,212	1,272
2.88%, 5/31/2025	17,719	18,602
2.25%, 2/15/2027	12,868	13,044
U.S. Treasury STRIPS Bonds
2.62%, 5/15/2020 (a)	1,535	1,504
2.58%, 2/15/2021 (a)	12,095	11,688
1.99%, 5/15/2021 (a)	23,265	22,384
3.78%, 8/15/2021 (a)	6,100	5,842
3.49%, 11/15/2021 (a)	9,980	9,514
2.88%, 2/15/2022 (a)	15,768	14,962
2.45%, 5/15/2022 (a)	18,545	17,513
3.08%, 8/15/2022 (a)	3,265	3,068
2.74%, 11/15/2022 (a)	14,400	13,467
3.51%, 2/15/2023 (a)	38,462	35,789
3.03%, 5/15/2023 (a)	14,070	13,023
2.36%, 8/15/2023 (a)	13,900	12,799
2.31%, 11/15/2023 (a)	14,000	12,821
2.45%, 2/15/2024 (a)	2,200	2,004
5.24%, 8/15/2024 (a)	600	541
6.80%, 5/15/2026 (a)	1,500	1,296
3.55%, 8/15/2026 (a)	1,592	1,366
4.19%, 5/15/2027 (a)	6,550	5,517
6.35%, 11/15/2030 (a)	5,855	4,499
3.32%, 2/15/2032 (a)	9,575	7,109
3.73%, 5/15/2032 (a)	18,050	13,320
3.13%, 8/15/2032 (a)	14,395	10,534
4.21%, 11/15/2032 (a)	10,140	7,377
4.02%, 2/15/2033 (a)	5,500	3,971
4.44%, 5/15/2033 (a)	16,500	11,826
6.26%, 8/15/2033 (a)	3,050	2,170
3.95%, 2/15/2034 (a)	9,500	6,658
4.64%, 5/15/2034 (a)	3,600	2,507
3.97%, 8/15/2034 (a)	1,650	1,141
3.13%, 11/15/2041 (a)	500	283

TOTAL U.S. TREASURY OBLIGATIONS (Cost $464,434)		487,723

CORPORATE BONDS — 22.7%
Aerospace & Defense — 0.3%
Airbus Finance BV (France) 2.70%, 4/17/2023 (b)	557	561
Airbus SE (France) 3.95%, 4/10/2047 (b)	150	157
BAE Systems Holdings, Inc. (United Kingdom) 6.38%, 6/1/2019 (b)	400	400
Harris Corp. 3.83%, 4/27/2025	850	880
Lockheed Martin Corp. 4.07%, 12/15/2042	600	629
Northrop Grumman Corp. 3.25%, 1/15/2028	200	200
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	300	422
Precision Castparts Corp. 3.25%, 6/15/2025	897	922
Rockwell Collins, Inc.
3.20%, 3/15/2024	350	354
4.35%, 4/15/2047	199	204
United Technologies Corp.
3.95%, 8/16/2025	215	227
4.45%, 11/16/2038	210	226
4.50%, 6/1/2042	914	970
4.15%, 5/15/2045	543	550

		6,702

Air Freight & Logistics — 0.0% (c)
FedEx Corp. 3.90%, 2/1/2035	318	310

Airlines — 0.0% (c)
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	153	158

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Automobiles — 0.0% (c)
Daimler Finance North America LLC (Germany) 2.25%, 3/2/2020 (b)	305	304

Banks — 4.6%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (b)	1,216	1,277
AIB Group plc (Ireland) 4.75%, 10/12/2023 (b)	1,165	1,207
ANZ New Zealand Int’l Ltd. (New Zealand)
2.60%, 9/23/2019 (b)	750	750
2.85%, 8/6/2020 (b)	402	404
ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024 (b)	905	911
Australia & New Zealand Banking Group Ltd. (Australia)
4.88%, 1/12/2021 (b)	228	236
4.40%, 5/19/2026 (b)	263	274
Banco Santander SA (Spain) 3.13%, 2/23/2023	400	398
Bank of America Corp.
3.30%, 1/11/2023	885	900
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (d)	588	592
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (d)	1,855	1,857
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	1,747	1,758
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (d)	547	559
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (d)	526	526
3.25%, 10/21/2027	1,189	1,181
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	1,700	1,728
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	4,975	4,968
Bank of Montreal (Canada) 2.10%, 12/12/2019	3,000	2,995
Bank of Nova Scotia (The) (Canada) 2.70%, 3/7/2022	114	115
Banque Federative du Credit Mutuel SA (France) 3.75%, 7/20/2023 (b)	540	558
Barclays plc (United Kingdom)
3.68%, 1/10/2023	770	772
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023 (d)	900	921
(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024 (d)	400	407
3.65%, 3/16/2025	1,808	1,774
BNP Paribas SA (France)
3.50%, 3/1/2023 (b)	290	294
3.38%, 1/9/2025 (b)	425	422
BNZ International Funding Ltd. (New Zealand)
2.10%, 9/14/2021 (b)	450	444
2.65%, 11/3/2022 (b)	632	631
Capital One Bank USA NA 3.38%, 2/15/2023	300	303
Capital One NA 2.40%, 9/5/2019	850	849
Citigroup, Inc.
2.65%, 10/26/2020	1,210	1,212
2.70%, 3/30/2021	778	779
2.35%, 8/2/2021	115	114
3.88%, 3/26/2025	500	513
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (d)	355	359
5.50%, 9/13/2025	865	961
3.70%, 1/12/2026	1,900	1,959
3.40%, 5/1/2026	1,000	1,013
4.30%, 11/20/2026	1,200	1,245
6.63%, 1/15/2028	250	303
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (d)	1,000	1,035
8.13%, 7/15/2039	223	345
5.88%, 1/30/2042	321	410
Citizens Bank NA 3.70%, 3/29/2023	720	744
Commonwealth Bank of Australia (Australia)
3.45%, 3/16/2023 (b)	600	617
4.50%, 12/9/2025 (b)	832	877
2.85%, 5/18/2026 (b)	600	592
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	1,738	1,812
5.80%, 9/30/2110 (b)	500	637
Credit Agricole SA (France) 4.38%, 3/17/2025 (b)	1,250	1,283
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
2.75%, 3/26/2020	250	250
3.80%, 6/9/2023	800	820
3.75%, 3/26/2025	340	346
Discover Bank
3.35%, 2/6/2023	343	348
4.25%, 3/13/2026	1,205	1,249
Fifth Third Bancorp 3.95%, 3/14/2028	500	529
Fifth Third Bank 2.88%, 10/1/2021	340	343
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (b)	575	595
HSBC Holdings plc (United Kingdom)
2.65%, 1/5/2022	2,212	2,206
4.00%, 3/30/2022	552	572
3.60%, 5/25/2023	1,054	1,079

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (d)	991	993
4.25%, 8/18/2025	939	966
3.90%, 5/25/2026	200	205
Huntington Bancshares, Inc. 3.15%, 3/14/2021	321	324
Huntington National Bank (The) 2.88%, 8/20/2020	858	861
KeyBank NA 3.18%, 5/22/2022	729	748
KeyCorp 4.15%, 10/29/2025	280	299
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (d)	612	601
4.58%, 12/10/2025	400	407
4.38%, 3/22/2028	475	488
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.95%, 3/1/2021	243	244
3.41%, 3/7/2024	1,260	1,291
Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019 (b)	623	623
Mizuho Financial Group, Inc. (Japan) 2.63%, 4/12/2021 (b)	742	742
National Australia Bank Ltd. (Australia)
2.50%, 1/12/2021	700	699
3.38%, 1/14/2026	800	823
NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (b)	1,025	1,036
Nordea Bank Abp (Finland) 4.25%, 9/21/2022 (b)	945	980
PNC Financial Services Group, Inc. (The)
6.70%, 6/10/2019	298	298
4.38%, 8/11/2020	864	884
Royal Bank of Canada (Canada)
3.70%, 10/5/2023	1,000	1,043
4.65%, 1/27/2026	337	363
Royal Bank of Scotland Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (d)	480	485
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (d)	290	302
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (d)	640	644
Santander UK Group Holdings plc (United Kingdom)
3.13%, 1/8/2021	452	452
3.57%, 1/10/2023	200	201
Societe Generale SA (France)
2.50%, 4/8/2021 (b)	850	845
3.88%, 3/28/2024 (b)	815	827
SpareBank 1 Boligkreditt A/S (Norway) 1.75%, 11/15/2019 (b)	927	924
Standard Chartered plc (United Kingdom)
5.20%, 1/26/2024 (b)	700	741
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (d)	400	404
(ICE LIBOR USD 3 Month + 1.97%), 4.87%, 3/15/2033 (b) (d)	200	205
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 10/18/2022	542	542
3.10%, 1/17/2023	689	699
4.44%, 4/2/2024 (b)	500	524
2.63%, 7/14/2026	872	856
SunTrust Bank 3.30%, 5/15/2026	400	403
SunTrust Banks, Inc.
2.90%, 3/3/2021	253	254
4.00%, 5/1/2025	265	281
Toronto-Dominion Bank (The) (Canada) 2.13%, 4/7/2021	115	114
UBS Group Funding Switzerland AG (Switzerland)
3.49%, 5/23/2023 (b)	269	272
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (b) (d)	200	199
4.13%, 9/24/2025 (b)	300	315
4.13%, 4/15/2026 (b)	963	1,007
US Bancorp 7.50%, 6/1/2026	1,277	1,603
US Bank NA 2.80%, 1/27/2025	896	901
Wells Fargo & Co.
3.50%, 3/8/2022	850	869
3.07%, 1/24/2023	500	504
4.48%, 1/16/2024	702	743
3.75%, 1/24/2024	675	701
3.30%, 9/9/2024	1,000	1,019
3.00%, 4/22/2026	993	983
4.10%, 6/3/2026	637	660
4.65%, 11/4/2044	1,180	1,246
Westpac Banking Corp. (Australia) 2.85%, 5/13/2026	690	687

		91,488

Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	3,430	3,543
4.90%, 2/1/2046	1,135	1,170
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	725	788

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Coca-Cola Femsa SAB de CV (Mexico) 3.88%, 11/26/2023	250	260
Constellation Brands, Inc.
4.40%, 11/15/2025	325	348
5.25%, 11/15/2048	220	242
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	255	298
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	500	505
4.42%, 5/25/2025 (b)	149	157
3.43%, 6/15/2027	250	246
4.99%, 5/25/2038 (b)	215	229
PepsiCo, Inc. 4.45%, 4/14/2046	534	615

		8,401

Biotechnology — 0.1%
Amgen, Inc. 4.95%, 10/1/2041	500	537
Baxalta, Inc.
3.60%, 6/23/2022	149	151
5.25%, 6/23/2045	50	59
Celgene Corp. 5.70%, 10/15/2040	633	746
Gilead Sciences, Inc. 4.60%, 9/1/2035	816	885

		2,378

Building Products — 0.0% (c)
Masco Corp. 6.50%, 8/15/2032	600	698

Capital Markets — 2.5%
Bank of New York Mellon Corp. (The)
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (d)	2,123	2,128
3.25%, 9/11/2024	700	717
2.80%, 5/4/2026	254	254
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	440
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	336
4.85%, 3/29/2029	895	955
4.70%, 9/20/2047	427	434
Carlyle Promissory Note 4.60%, 7/15/2019 ‡	27	27
CME Group, Inc. 5.30%, 9/15/2043	285	360
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	402	417
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023 (b)	729	738
4.28%, 1/9/2028 (b)	762	782
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	1,000	1,004
3.30%, 11/16/2022	1,000	972
FMR LLC 6.45%, 11/15/2039 (b)	500	668
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	1,786	1,823
2.35%, 11/15/2021	1,940	1,921
3.00%, 4/26/2022	1,200	1,204
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (d)	505	504
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)	2,473	2,473
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (d)	493	494
3.50%, 1/23/2025	557	564
3.75%, 5/22/2025	1,984	2,030
4.25%, 10/21/2025	1,415	1,466
3.50%, 11/16/2026	469	471
3.85%, 1/26/2027	830	848
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	2,093	2,104
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (d)	1,000	1,039
6.75%, 10/1/2037	685	863
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	884	931
Invesco Finance plc
4.00%, 1/30/2024	657	691
3.75%, 1/15/2026	390	403
Jefferies Group LLC 6.45%, 6/8/2027	749	832
Macquarie Bank Ltd. (Australia)
2.60%, 6/24/2019 (b)	896	896
2.85%, 7/29/2020 (b)	1,000	1,004
4.00%, 7/29/2025 (b)	1,000	1,047
Macquarie Group Ltd. (Australia)
6.00%, 1/14/2020 (b)	1,200	1,224
6.25%, 1/14/2021 (b)	1,650	1,736
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (d)	700	698
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (d)	700	758
Morgan Stanley
5.50%, 7/24/2020	475	490
5.75%, 1/25/2021	906	950
5.50%, 7/28/2021	559	592
3.75%, 2/25/2023	3,429	3,541
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (d)	1,765	1,819
4.00%, 7/23/2025	2,873	3,004
3.88%, 1/27/2026	946	983
State Street Corp. 3.10%, 5/15/2023	369	375

		50,010

Chemicals — 0.4%
Albemarle Corp. 5.45%, 12/1/2044	150	156
Chevron Phillips Chemical Co. LLC 3.70%, 6/1/2028 (b)	600	623

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Dow Chemical Co. (The) 4.25%, 10/1/2034	375	378
DowDuPont, Inc.
4.49%, 11/15/2025	500	537
5.32%, 11/15/2038	215	245
International Flavors & Fragrances, Inc.
4.45%, 9/26/2028	300	319
5.00%, 9/26/2048	365	391
Mosaic Co. (The)
5.45%, 11/15/2033	861	951
4.88%, 11/15/2041	79	76
Nutrien Ltd. (Canada)
3.38%, 3/15/2025	490	493
3.00%, 4/1/2025	660	650
4.20%, 4/1/2029	175	182
4.13%, 3/15/2035	455	438
5.00%, 4/1/2049	230	239
Sherwin-Williams Co. (The) 3.13%, 6/1/2024	381	382
Union Carbide Corp. 7.75%, 10/1/2096	850	1,105
Westlake Chemical Corp. 4.38%, 11/15/2047	237	212

		7,377

Commercial Services & Supplies — 0.0% (c)
Republic Services, Inc. 2.90%, 7/1/2026	175	173
Waste Management, Inc. 3.45%, 6/15/2029	390	398

		571

Communications Equipment — 0.1%
Cisco Systems, Inc.
5.90%, 2/15/2039	755	1,003
5.50%, 1/15/2040	350	450

		1,453

Construction & Engineering — 0.0% (c)
Vinci SA (France) 3.75%, 4/10/2029 (b)	370	385

Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (b)	417	427
5.13%, 5/18/2045 (b)	893	917
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	757

		2,101

Consumer Finance — 0.6%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	390	389
3.50%, 1/15/2025	600	591
American Express Credit Corp. 2.70%, 3/3/2022	715	718
Capital One Financial Corp.
3.20%, 2/5/2025	1,069	1,068
4.20%, 10/29/2025	250	259
General Motors Financial Co., Inc.
3.45%, 4/10/2022	1,091	1,093
3.70%, 5/9/2023	1,230	1,233
3.95%, 4/13/2024	1,400	1,394
3.50%, 11/7/2024	640	622
4.35%, 4/9/2025	540	545
4.30%, 7/13/2025	550	556
John Deere Capital Corp.
3.15%, 10/15/2021	233	237
2.70%, 1/6/2023	1,712	1,722
Synchrony Financial 4.25%, 8/15/2024	660	674

		11,101

Containers & Packaging — 0.1%
International Paper Co. 7.30%, 11/15/2039	600	768
WRKCo, Inc.
3.75%, 3/15/2025	400	411
3.90%, 6/1/2028	170	171

		1,350

Diversified Consumer Services — 0.0% (c)
President & Fellows of Harvard College 3.30%, 7/15/2056	643	642

Diversified Financial Services — 0.7%
CK Hutchison International Ltd. (Hong Kong) 3.63%, 4/11/2029 (b)	1,215	1,234
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	930	921
4.42%, 11/15/2035	3,583	3,406
GTP Acquisition Partners I LLC
2.35%, 6/15/2020 (b)	1,236	1,230
3.48%, 6/16/2025 (b)	1,436	1,471
Hutchison Whampoa International 12 II Ltd. (Hong Kong) 3.25%, 11/8/2022 (b)	539	547
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 2.65%, 9/19/2022 (b)	606	602
National Rural Utilities Cooperative Finance Corp. 2.95%, 2/7/2024	306	311
ORIX Corp. (Japan) 2.90%, 7/18/2022	553	558
Shell International Finance BV (Netherlands) 4.13%, 5/11/2035	2,069	2,236
Siemens Financieringsmaatschappij NV (Germany)
2.90%, 5/27/2022 (b)	634	640
3.13%, 3/16/2024 (b)	750	768
4.40%, 5/27/2045 (b)	513	566

		14,490

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Diversified Telecommunication Services — 1.0%
AT&T, Inc.
3.95%, 1/15/2025	1,126	1,173
4.13%, 2/17/2026	400	417
4.30%, 2/15/2030	4,567	4,724
6.00%, 8/15/2040	2,000	2,288
5.35%, 9/1/2040	500	538
4.35%, 6/15/2045	462	438
British Telecommunications plc (United Kingdom) 9.63%, 12/15/2030 (e)	150	218
Centel Capital Corp. 9.00%, 10/15/2019	600	611
Deutsche Telekom International Finance BV (Germany)
3.60%, 1/19/2027 (b)	175	177
4.88%, 3/6/2042 (b)	232	249
Qwest Corp. 6.75%, 12/1/2021	741	783
Telefonica Emisiones SA (Spain)
5.13%, 4/27/2020	526	537
5.46%, 2/16/2021	316	330
4.10%, 3/8/2027	321	331
Verizon Communications, Inc.
3.38%, 2/15/2025	306	314
4.33%, 9/21/2028	962	1,041
4.02%, 12/3/2029 (b)	2,425	2,562
4.40%, 11/1/2034	1,895	2,016
4.27%, 1/15/2036	200	207
5.25%, 3/16/2037	457	525
4.86%, 8/21/2046	396	436
4.67%, 3/15/2055	400	428

		20,343

Electric Utilities — 1.4%
Alabama Power Co. 6.13%, 5/15/2038	239	316
Arizona Public Service Co.
2.20%, 1/15/2020	133	133
5.05%, 9/1/2041	200	229
Baltimore Gas & Electric Co. 3.50%, 8/15/2046	376	368
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	1,234	1,251
Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (b)	831	851
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	236	252
Duke Energy Carolinas LLC
6.00%, 1/15/2038	100	133
6.05%, 4/15/2038	155	204
4.25%, 12/15/2041	129	138
Duke Energy Florida LLC 6.40%, 6/15/2038	90	124
Duke Energy Progress LLC
4.10%, 5/15/2042	273	287
4.10%, 3/15/2043	125	131
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	750	747
Electricite de France SA (France) 6.00%, 1/22/2114 (b)	1,300	1,420
Enel Finance International NV (Italy)
4.63%, 9/14/2025 (b)	265	274
3.63%, 5/25/2027 (b)	740	709
Entergy Arkansas LLC 3.50%, 4/1/2026	175	181
Entergy Corp. 2.95%, 9/1/2026	336	330
Entergy Louisiana LLC 3.05%, 6/1/2031	629	618
Entergy Mississippi LLC 2.85%, 6/1/2028	559	555
Evergy, Inc. 4.85%, 6/1/2021	679	701
FirstEnergy Corp. Series C, 4.85%, 7/15/2047	289	316
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	251
Florida Power & Light Co. 5.95%, 2/1/2038	350	468
Hydro-Quebec (Canada)
Series HY, 8.40%, 1/15/2022	1,000	1,151
Series IO, 8.05%, 7/7/2024	350	444
ITC Holdings Corp. 2.70%, 11/15/2022	900	898
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	750	868
Kansas City Power & Light Co. 5.30%, 10/1/2041	1,400	1,669
Korea Southern Power Co. Ltd. (South Korea) 3.00%, 1/29/2021 (b)	228	229
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	315	329
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	136
5.45%, 5/15/2041	305	365
NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/2019	371	371
Niagara Mohawk Power Corp.
4.88%, 8/15/2019 (b)	300	301
3.51%, 10/1/2024 (b)	493	514
Northern States Power Co. 6.25%, 6/1/2036	510	678
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	135
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	150	148
Pepco Holdings LLC 7.45%, 8/15/2032	316	425

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,462
PPL Capital Funding, Inc. 3.40%, 6/1/2023	200	203
Progress Energy, Inc.
3.15%, 4/1/2022	673	682
7.00%, 10/30/2031	300	395
Public Service Co. of Colorado 3.55%, 6/15/2046	214	208
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	2,490	3,280
Public Service Electric & Gas Co. 5.38%, 11/1/2039	317	386
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	400	404
Series 08-A, 5.95%, 2/1/2038	200	236
Southwestern Public Service Co. 4.50%, 8/15/2041	200	225
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	388

		27,517

Electrical Equipment — 0.0% (c)
Eaton Corp.
7.63%, 4/1/2024	300	351
4.00%, 11/2/2032	170	183

		534

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	190	198
3.25%, 9/8/2024	219	215
3.88%, 1/12/2028	442	437

		850

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	300	319
Halliburton Co. 7.45%, 9/15/2039	500	656
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (b)	13	14
3.90%, 5/17/2028 (b)	866	874
Schlumberger Investment SA 3.30%, 9/14/2021 (b)	441	447

		2,310

Entertainment — 0.2%
NBCUniversal Media LLC 5.95%, 4/1/2041	800	998
Viacom, Inc.
3.88%, 4/1/2024	1,019	1,051
4.38%, 3/15/2043	464	431
Walt Disney Co. (The)
8.88%, 4/26/2023 (b)	430	528
6.20%, 12/15/2034 (b)	100	133
6.65%, 11/15/2037 (b)	400	559
Warner Media LLC
3.60%, 7/15/2025	500	510
5.38%, 10/15/2041	313	338

		4,548

Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc. 3.80%, 4/15/2026	135	140
American Tower Corp.
5.90%, 11/1/2021	100	107
3.50%, 1/31/2023	1,043	1,068
5.00%, 2/15/2024	974	1,061
3.38%, 10/15/2026	312	310
American Tower Trust #1 3.07%, 3/15/2023 (b)	750	759
AvalonBay Communities, Inc. 2.85%, 3/15/2023	700	705
Boston Properties LP
3.20%, 1/15/2025	532	538
3.65%, 2/1/2026	483	494
Brixmor Operating Partnership LP 3.85%, 2/1/2025	400	406
Crown Castle International Corp. 4.00%, 3/1/2027	264	272
Digital Realty Trust LP 3.70%, 8/15/2027	252	256
Duke Realty LP 3.25%, 6/30/2026	239	240
EPR Properties
4.50%, 6/1/2027	621	640
4.95%, 4/15/2028	305	326
Equity Commonwealth 5.88%, 9/15/2020	600	614
HCP, Inc.
4.20%, 3/1/2024	230	241
3.88%, 8/15/2024	794	823
3.40%, 2/1/2025	265	268
Life Storage LP 4.00%, 6/15/2029	859	866
National Retail Properties, Inc. 4.00%, 11/15/2025	783	816
Office Properties Income Trust
3.75%, 8/15/2019	2,150	2,152
3.60%, 2/1/2020	1,000	1,003
4.00%, 7/15/2022	784	789
Realty Income Corp. 4.65%, 3/15/2047	556	627
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	420	426
Senior Housing Properties Trust 4.75%, 2/15/2028	400	368
SITE Centers Corp. 4.70%, 6/1/2027	330	347
UDR, Inc. 2.95%, 9/1/2026	382	372
Ventas Realty LP
3.50%, 2/1/2025	242	247
4.13%, 1/15/2026	406	424
3.85%, 4/1/2027	554	567
Welltower, Inc. 4.50%, 1/15/2024	732	780

		19,052

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Food & Staples Retailing — 0.1%
CVS Pass-Through Trust 4.70%, 1/10/2036 (b)	674	706
Sysco Corp.
3.55%, 3/15/2025	140	145
3.75%, 10/1/2025	291	303
4.45%, 3/15/2048	100	104
Walgreen Co. 4.40%, 9/15/2042	200	185
Walgreens Boots Alliance, Inc. 4.50%, 11/18/2034	386	387

		1,830

Food Products — 0.3%
Campbell Soup Co. 3.95%, 3/15/2025	720	737
Cargill, Inc.
3.30%, 3/1/2022 (b)	600	611
3.25%, 3/1/2023 (b)	115	117
Conagra Brands, Inc.
4.60%, 11/1/2025	290	309
5.30%, 11/1/2038	650	686
General Mills, Inc.
4.00%, 4/17/2025	490	514
4.20%, 4/17/2028	315	331
Kellogg Co. 3.40%, 11/15/2027	190	190
Kraft Heinz Foods Co.
5.00%, 7/15/2035	625	623
6.88%, 1/26/2039	1,071	1,238
McCormick & Co., Inc.
3.15%, 8/15/2024	179	181
3.40%, 8/15/2027	264	266
Mead Johnson Nutrition Co. (United Kingdom)
4.13%, 11/15/2025	153	163
Tyson Foods, Inc. 4.88%, 8/15/2034	300	330

		6,296

Gas Utilities — 0.2%
Atmos Energy Corp.
4.15%, 1/15/2043	828	872
4.13%, 10/15/2044	125	133
Boston Gas Co. 4.49%, 2/15/2042 (b)	308	329
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	440	468
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	335	344
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	382	383
Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (b)	653	643
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	351	484
4.80%, 3/15/2047 (b)	367	374

		4,030

Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp.
3.75%, 3/1/2026	530	550
4.00%, 3/1/2029	1,050	1,105
Covidien International Finance SA 2.95%, 6/15/2023	399	405
Medtronic, Inc.
3.13%, 3/15/2022	336	342
4.38%, 3/15/2035	460	512

		2,914

Health Care Providers & Services — 0.5%
Aetna, Inc. 6.75%, 12/15/2037	440	536
Anthem, Inc.
4.63%, 5/15/2042	500	520
4.65%, 1/15/2043	535	554
4.65%, 8/15/2044	100	104
CVS Health Corp.
4.10%, 3/25/2025	1,861	1,926
4.30%, 3/25/2028	779	803
4.78%, 3/25/2038	1,600	1,594
5.05%, 3/25/2048	642	653
Express Scripts Holding Co.
3.00%, 7/15/2023	305	306
4.50%, 2/25/2026	300	318
HCA, Inc. 5.25%, 6/15/2026	850	917
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	244
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	230
Quest Diagnostics, Inc. 3.45%, 6/1/2026	150	151
Texas Health Resources 4.33%, 11/15/2055	300	336
UnitedHealth Group, Inc. 4.63%, 7/15/2035	400	447

		9,639

Hotels, Restaurants & Leisure — 0.0% (c)
McDonald’s Corp. 4.70%, 12/9/2035	700	763

Household Products — 0.0% (c)
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (b)	700	693

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC 5.75%, 10/1/2041	235	254
NRG Energy, Inc. 4.45%, 6/15/2029 (b)	615	632
Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	417	419

		1,305

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Industrial Conglomerates — 0.1%
General Electric Co.
5.30%, 2/11/2021	191	198
2.70%, 10/9/2022	107	106
3.10%, 1/9/2023	573	573
5.55%, 1/5/2026	1,114	1,231
5.88%, 1/14/2038	95	104
Roper Technologies, Inc. 3.00%, 12/15/2020	192	193

		2,405

Insurance — 1.1%
AIA Group Ltd. (Hong Kong) 3.60%, 4/9/2029 (b)	445	457
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	698
American International Group, Inc. 3.75%, 7/10/2025	674	688
Assurant, Inc. 4.20%, 9/27/2023	660	680
Athene Global Funding
2.75%, 4/20/2020 (b)	1,055	1,056
4.00%, 1/25/2022 (b)	515	532
Athene Holding Ltd. 4.13%, 1/12/2028	575	564
Berkshire Hathaway Finance Corp. 4.40%, 5/15/2042	1,000	1,095
CNA Financial Corp. 3.95%, 5/15/2024	463	481
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b) (d) (f) (g)	526	523
Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (b)	700	750
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	232
Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (b) (d)	900	981
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	419
Jackson National Life Global Funding 3.05%, 4/29/2026 (b)	675	669
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	408	435
6.50%, 3/15/2035 (b)	900	1,085
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	100	124
Lincoln National Corp. 4.20%, 3/15/2022	598	624
Markel Corp. 3.50%, 11/1/2027	200	195
Massachusetts Mutual Life Insurance Co.
8.88%, 6/1/2039 (b)	91	146
5.38%, 12/1/2041 (b)	280	331
MassMutual Global Funding II 2.50%, 10/17/2022 (b)	626	625
MetLife, Inc. 4.88%, 11/13/2043	600	688
Metropolitan Life Global Funding I 3.88%, 4/11/2022 (b)	1,277	1,325
New York Life Global Funding 1.95%, 2/11/2020 (b)	129	129
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	500	515
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (d) (f) (g)	360	359
Prudential Financial, Inc. 3.91%, 12/7/2047	300	297
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	1,750	2,230
Reliance Standard Life Global Funding II 3.05%, 1/20/2021 (b)	388	391
Suncorp-Metway Ltd. (Australia) 3.30%, 4/15/2024 (b)	860	870
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (d)	600	620
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	400	427
Torchmark Corp. 4.55%, 9/15/2028	485	525

		21,766

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 4.80%, 12/5/2034	1,435	1,692

IT Services — 0.4%
DXC Technology Co. 4.25%, 4/15/2024	478	497
Fidelity National Information Services, Inc. 3.75%, 5/21/2029	755	771
International Business Machines Corp.
3.30%, 5/15/2026	1,530	1,547
3.50%, 5/15/2029	2,845	2,901
Western Union Co. (The) 3.60%, 3/15/2022	1,100	1,120

		6,836

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Life Sciences Tools & Services — 0.0% (c)
Thermo Fisher Scientific, Inc.
3.00%, 4/15/2023	369	373
4.15%, 2/1/2024	343	364

		737

Machinery — 0.1%
Illinois Tool Works, Inc.
3.50%, 3/1/2024	400	419
4.88%, 9/15/2041	95	114
3.90%, 9/1/2042	825	881
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	456
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	636
Xylem, Inc. 3.25%, 11/1/2026	197	197

		2,703

Media — 0.6%
CBS Corp.
4.00%, 1/15/2026	792	811
4.85%, 7/1/2042	140	141
Charter Communications Operating LLC 6.38%, 10/23/2035	528	592
Comcast Corp.
3.95%, 10/15/2025	696	737
3.15%, 3/1/2026	740	751
3.55%, 5/1/2028	443	456
4.20%, 8/15/2034	555	593
6.50%, 11/15/2035	2,383	3,098
4.60%, 10/15/2038	845	923
4.95%, 10/15/2058	620	711
Cox Communications, Inc. 4.60%, 8/15/2047 (b)	275	272
Discovery Communications LLC 6.35%, 6/1/2040	569	642
Fox Corp. 4.71%, 1/25/2029 (b)	390	427
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	221	228
6.13%, 1/31/2046	200	228
Time Warner Cable LLC
6.55%, 5/1/2037	400	443
5.50%, 9/1/2041	359	359
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	700	912

		12,324

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 4.00%, 9/11/2027 (b)	500	490
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	357
BHP Billiton Finance USA Ltd. (Australia) 5.00%, 9/30/2043	150	179
Vale Canada Ltd. (Brazil) 7.20%, 9/15/2032	300	326
Vale Overseas Ltd. (Brazil) 6.25%, 8/10/2026	119	129

		1,481

Multiline Retail — 0.0% (c)
Dollar General Corp. 4.13%, 5/1/2028	235	245

Multi-Utilities — 0.4%
CMS Energy Corp.
3.88%, 3/1/2024	400	414
3.00%, 5/15/2026	475	470
Consolidated Edison Co. of New York, Inc. 5.70%, 6/15/2040	596	743
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	239
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022	331	331
Series F, 5.25%, 8/1/2033	920	1,063
NiSource, Inc.
3.85%, 2/15/2023	370	381
5.80%, 2/1/2042	1,256	1,523
San Diego Gas & Electric Co.
6.00%, 6/1/2026	275	313
3.95%, 11/15/2041	379	362
Sempra Energy 4.05%, 12/1/2023	1,013	1,057
Southern Co. Gas Capital Corp.
3.50%, 9/15/2021	563	572
3.25%, 6/15/2026	254	255

		7,723

Oil, Gas & Consumable Fuels — 2.0%
Andeavor Logistics LP 5.25%, 1/15/2025	268	282
Apache Corp.
3.25%, 4/15/2022	109	110
4.75%, 4/15/2043	556	525
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (b)	732	761
BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (b)	235	272
Boardwalk Pipelines LP 4.80%, 5/3/2029	410	413
BP Capital Markets America, Inc. 3.22%, 4/14/2024	1,982	2,023
BP Capital Markets plc (United Kingdom)
3.81%, 2/10/2024	1,337	1,398
3.51%, 3/17/2025	451	467
Buckeye Partners LP
4.88%, 2/1/2021	330	336
3.95%, 12/1/2026	67	62
5.85%, 11/15/2043	770	710

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Canadian Natural Resources Ltd. (Canada) 6.45%, 6/30/2033	350	431
Cenovus Energy, Inc. (Canada) 6.75%, 11/15/2039	1,200	1,341
Chevron Corp.
2.36%, 12/5/2022	560	559
2.90%, 3/3/2024	215	219
CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	1,852	1,851
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	858	901
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	226	246
4.13%, 1/16/2025	533	537
Enable Midstream Partners LP 4.95%, 5/15/2028	325	332
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	215	219
4.50%, 6/10/2044	350	365
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (d)	400	395
Encana Corp. (Canada) 7.38%, 11/1/2031	760	968
Energy Transfer Operating LP
3.60%, 2/1/2023	674	681
4.05%, 3/15/2025	964	985
4.75%, 1/15/2026	321	334
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	1,020
Enterprise Products Operating LLC
3.90%, 2/15/2024	475	495
3.75%, 2/15/2025	343	355
3.70%, 2/15/2026	506	520
Equinor ASA (Norway) 3.25%, 11/10/2024	456	471
Kerr-McGee Corp.
6.95%, 7/1/2024	200	235
7.88%, 9/15/2031	700	941
Kinder Morgan, Inc. 4.30%, 3/1/2028	1,090	1,135
Magellan Midstream Partners LP
3.20%, 3/15/2025	353	353
5.15%, 10/15/2043	600	653
Marathon Petroleum Corp. 3.63%, 9/15/2024	200	205
MPLX LP
4.13%, 3/1/2027	259	263
4.50%, 4/15/2038	338	321
5.20%, 3/1/2047	323	330
Noble Energy, Inc. 6.00%, 3/1/2041	314	349
ONEOK Partners LP
3.38%, 10/1/2022	151	153
5.00%, 9/15/2023	334	357
4.90%, 3/15/2025	1,000	1,075
6.65%, 10/1/2036	350	423
Petro-Canada (Canada) 6.80%, 5/15/2038	645	853
Petroleos Mexicanos (Mexico)
6.38%, 2/4/2021	647	673
4.88%, 1/18/2024	393	392
6.88%, 8/4/2026	250	259
5.35%, 2/12/2028	282	263
6.50%, 1/23/2029	350	345
6.63%, 6/15/2035	250	234
6.38%, 1/23/2045	846	743
6.75%, 9/21/2047	313	283
6.35%, 2/12/2048	869	758
Phillips 66 3.90%, 3/15/2028	355	366
Plains All American Pipeline LP
3.60%, 11/1/2024	1,000	1,003
4.65%, 10/15/2025	200	210
Spectra Energy Partners LP 5.95%, 9/25/2043	452	546
Sunoco Logistics Partners Operations LP
5.95%, 12/1/2025	259	290
3.90%, 7/15/2026	244	243
6.10%, 2/15/2042	400	423
5.30%, 4/1/2044	170	167
5.35%, 5/15/2045	1,133	1,130
TC PipeLines LP 3.90%, 5/25/2027	391	392
Texas Eastern Transmission LP
2.80%, 10/15/2022 (b)	554	551
3.50%, 1/15/2028 (b)	90	89
TransCanada PipeLines Ltd. (Canada) 4.88%, 1/15/2026	394	429
Valero Energy Corp. 7.50%, 4/15/2032	250	330
Williams Cos., Inc. (The)
3.90%, 1/15/2025	512	527
4.85%, 3/1/2048	409	416

		39,292

Pharmaceuticals — 0.6%
Allergan Funding SCS
3.45%, 3/15/2022	937	942
3.85%, 6/15/2024	443	451
Allergan, Inc.
3.38%, 9/15/2020	453	456
2.80%, 3/15/2023	525	515
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	300	388
Bayer US Finance LLC (Germany) 2.38%, 10/8/2019 (b)	395	394
Bristol-Myers Squibb Co.
3.20%, 6/15/2026 (b)	810	830
3.40%, 7/26/2029 (b)	870	894
4.13%, 6/15/2039 (b)	545	568

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Eli Lilly & Co. 4.15%, 3/15/2059	460	489
Johnson & Johnson
4.38%, 12/5/2033	282	317
3.40%, 1/15/2038	926	923
Merck & Co., Inc.
3.90%, 3/7/2039	900	955
3.70%, 2/10/2045	210	214
Mylan NV 3.95%, 6/15/2026	300	282
Pfizer, Inc. 3.90%, 3/15/2039	950	999
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	1,713	1,686

		11,303

Road & Rail — 0.4%
Avolon Holdings Funding Ltd. (Ireland) 4.38%, 5/1/2026 (b)	820	822
Burlington Northern Santa Fe LLC
6.70%, 8/1/2028	250	322
5.75%, 5/1/2040	425	533
4.38%, 9/1/2042	375	407
5.15%, 9/1/2043	769	919
Canadian Pacific Railway Co. (Canada) 6.13%, 9/15/2115	506	667
CSX Corp.
5.50%, 4/15/2041	150	177
4.75%, 5/30/2042	191	210
ERAC USA Finance LLC 6.70%, 6/1/2034 (b)	746	968
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	515	530
Norfolk Southern Corp. 4.05%, 8/15/2052	600	605
Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (b)	1,131	1,179
Ryder System, Inc. 2.88%, 9/1/2020	517	518

		7,857

Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc. 4.50%, 12/5/2036	300	303
Broadcom Corp. 3.63%, 1/15/2024	1,747	1,732
Broadcom, Inc. 4.75%, 4/15/2029 (b)	2,600	2,563
Intel Corp. 4.00%, 12/15/2032	1,185	1,259

		5,857

Software — 0.3%
Microsoft Corp.
3.30%, 2/6/2027	836	870
3.50%, 2/12/2035	291	301
4.20%, 11/3/2035	615	687
4.10%, 2/6/2037	800	885
4.50%, 10/1/2040	117	135
4.00%, 2/12/2055	305	328
4.75%, 11/3/2055	315	385
3.95%, 8/8/2056	324	347
4.50%, 2/6/2057	470	552
Oracle Corp.
4.30%, 7/8/2034	700	758
4.38%, 5/15/2055	900	959

		6,207

Specialty Retail — 0.1%
Lowe’s Cos., Inc.
3.65%, 4/5/2029	418	423
4.65%, 4/15/2042	739	765
4.55%, 4/5/2049	403	410
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	432	433

		2,031

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
2.75%, 1/13/2025	920	923
3.20%, 5/13/2025	1,539	1,582
2.45%, 8/4/2026	815	792
3.20%, 5/11/2027	686	698
3.00%, 6/20/2027	1,125	1,130
4.50%, 2/23/2036	426	479
3.45%, 2/9/2045	625	593
3.85%, 8/4/2046	569	574
Dell International LLC 6.02%, 6/15/2026 (b)	1,410	1,518

		8,289

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
4.63%, 7/11/2024 (b)	800	827
3.38%, 12/2/2026	400	400

		1,227

Tobacco — 0.0% (c)
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	342	313
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	113

		426

Trading Companies & Distributors — 0.2%
Aircastle Ltd. 4.40%, 9/25/2023	620	635
Aviation Capital Group LLC
3.88%, 5/1/2023 (b)	490	501
3.50%, 11/1/2027 (b)	700	675
BOC Aviation Ltd. (Singapore)
2.75%, 9/18/2022 (b)	450	445
3.50%, 10/10/2024 (b)	310	312
International Lease Finance Corp. 5.88%, 8/15/2022	506	547

		3,115

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water Utilities — 0.1%
American Water Capital Corp. 3.40%, 3/1/2025	793	816

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	880	893
4.38%, 4/22/2049	441	454
Rogers Communications, Inc. (Canada) 4.35%, 5/1/2049	560	580
Vodafone Group plc (United Kingdom)
4.13%, 5/30/2025	501	519
5.00%, 5/30/2038	601	616
5.25%, 5/30/2048	496	516

		3,578

TOTAL CORPORATE BONDS (Cost $433,442)		450,453

MORTGAGE-BACKED SECURITIES — 14.9%
FHLMC
Pool # 846812, ARM, 4.74%, 4/1/2030 (h)	9	9
Pool # 781087, ARM, 4.73%, 12/1/2033 (h)	194	204
Pool # 1B1665, ARM, 4.69%, 4/1/2034 (h)	180	189
Pool # 847356, ARM, 5.19%, 12/1/2034 (h)	100	105
Pool # 782979, ARM, 4.95%, 1/1/2035 (h)	170	179
Pool # 1Q0025, ARM, 4.62%, 2/1/2036 (h)	75	78
Pool # 848431, ARM, 4.67%, 2/1/2036 (h)	124	130
Pool # 1L1286, ARM, 4.75%, 5/1/2036 (h)	42	44
Pool # 848365, ARM, 4.56%, 7/1/2036 (h)	117	124
Pool # 1G2539, ARM, 4.34%, 10/1/2036 (h)	37	39
Pool # 1A1096, ARM, 4.46%, 10/1/2036 (h)	148	154
Pool # 1J1348, ARM, 5.02%, 10/1/2036 (h)	74	78
Pool # 782760, ARM, 4.57%, 11/1/2036 (h)	191	202
Pool # 1G2671, ARM, 4.63%, 11/1/2036 (h)	120	126
Pool # 1J1634, ARM, 4.46%, 12/1/2036 (h)	87	91
Pool # 1J0282, ARM, 4.92%, 2/1/2037 (h)	46	48
Pool # 1Q0739, ARM, 4.71%, 3/1/2037 (h)	204	213
Pool # 848699, ARM, 4.65%, 7/1/2040 (h)	326	342
FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	308	319
FHLMC Gold Pools, 30 Year
Pool # C68485, 7.00%, 7/1/2032	22	24
Pool # G01448, 7.00%, 8/1/2032	55	63
Pool # A13625, 5.50%, 10/1/2033	268	299
Pool # A16107, 6.00%, 12/1/2033	82	89
Pool # A17537, 6.00%, 1/1/2034	104	117
Pool # A61572, 5.00%, 9/1/2034	625	679
Pool # A28796, 6.50%, 11/1/2034	179	204
Pool # G03369, 6.50%, 1/1/2035	267	303
Pool # A46987, 5.50%, 7/1/2035	592	648
Pool # G01919, 4.00%, 9/1/2035	382	396
Pool # C02641, 7.00%, 10/1/2036	103	117
Pool # C02660, 6.50%, 11/1/2036	226	258
Pool # A93383, 5.00%, 8/1/2040	583	628
Pool # A93511, 5.00%, 8/1/2040	626	675
Pool # G06493, 4.50%, 5/1/2041	2,156	2,307
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	46	50
Pool # G20027, 10.00%, 10/1/2030	31	32
Pool # U50105, 4.00%, 1/1/2032	660	688
Pool # L10151, 6.00%, 2/1/2033	27	27
Pool # U80254, 3.00%, 3/1/2033	632	641
Pool # P20409, 5.50%, 10/1/2033	95	101
Pool # P50201, 5.50%, 1/1/2034	59	60
Pool # U90975, 4.00%, 6/1/2042	2,626	2,743

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # U90673, 4.00%, 1/1/2043	585	611
Pool # U99134, 4.00%, 1/1/2046	9,260	9,622
Pool # U69030, 4.50%, 1/1/2046	4,055	4,284
FNMA
Pool # 470623, ARM, 3.31%, 3/1/2022 (h)	857	857
Pool # 54844, ARM, 2.84%, 9/1/2027 (h)	15	15
Pool # 303532, ARM, 4.05%, 3/1/2029 (h)	12	12
Pool # 555258, ARM, 4.16%, 1/1/2033 (h)	441	452
Pool # 722421, ARM, 4.18%, 7/1/2033 (h)	51	52
Pool # 722985, ARM, 4.32%, 7/1/2033 (h)	19	20
Pool # 686040, ARM, 4.48%, 7/1/2033 (h)	174	183
Pool # 746299, ARM, 4.69%, 9/1/2033 (h)	139	147
Pool # 749923, ARM, 4.65%, 11/1/2033 (h)	13	14
Pool # 766610, ARM, 4.61%, 1/1/2034 (h)	98	102
Pool # 920467, ARM, 5.00%, 2/1/2034 (h)	86	88
Pool # 770377, ARM, 4.38%, 4/1/2034 (h)	93	96
Pool # 751531, ARM, 4.71%, 5/1/2034 (h)	149	157
Pool # 782306, ARM, 4.48%, 7/1/2034 (h)	46	46
Pool # 790235, ARM, 4.37%, 8/1/2034 (h)	116	121
Pool # 735332, ARM, 4.62%, 8/1/2034 (h)	247	259
Pool # 791961, ARM, 4.19%, 9/1/2034 (h)	32	32
Pool # 725902, ARM, 4.41%, 9/1/2034 (h)	14	15
Pool # 803599, ARM, 4.37%, 10/1/2034 (h)	239	249
Pool # 803594, ARM, 4.39%, 10/1/2034 (h)	160	167
Pool # 896463, ARM, 4.65%, 10/1/2034 (h)	113	120
Pool # 806776, ARM, 4.14%, 11/1/2034 (h)	247	255
Pool # 806778, ARM, 4.30%, 11/1/2034 (h)	427	446
Pool # 810896, ARM, 4.20%, 1/1/2035 (h)	428	442
Pool # 802692, ARM, 4.50%, 1/1/2035 (h)	268	280
Pool # 816597, ARM, 4.69%, 2/1/2035 (h)	29	30
Pool # 745862, ARM, 4.71%, 4/1/2035 (h)	118	124
Pool # 735539, ARM, 4.84%, 4/1/2035 (h)	667	702
Pool # 821378, ARM, 4.24%, 5/1/2035 (h)	139	143
Pool # 823660, ARM, 4.52%, 5/1/2035 (h)	70	73
Pool # 745766, ARM, 4.46%, 6/1/2035 (h)	258	269
Pool # 832801, ARM, 4.36%, 9/1/2035 (h)	63	66
Pool # 843026, ARM, 4.37%, 9/1/2035 (h)	529	546
Pool # 849251, ARM, 4.42%, 1/1/2036 (h)	104	108
Pool # 872622, ARM, 4.42%, 6/1/2036 (h)	27	28
Pool # 895141, ARM, 4.44%, 7/1/2036 (h)	208	216
Pool # 900197, ARM, 4.84%, 10/1/2036 (h)	94	100
Pool # 966946, ARM, 4.91%, 1/1/2038 (h)	35	36
FNMA, 30 Year, FHA/VA
Pool # 535183, 8.00%, 6/1/2028	21	22
Pool # 252409, 6.50%, 3/1/2029	64	71
Pool # 653815, 7.00%, 2/1/2033	10	10
Pool # 752786, 6.00%, 9/1/2033	65	70
Pool # 931717, 6.50%, 8/1/2039	290	324
FNMA, Other
Pool # AM0081, 1.94%, 7/1/2019	1,816	1,812
Pool # AD0851, 4.37%, 2/1/2020	788	794
Pool # AE0136, 4.38%, 4/1/2020	475	482
Pool # 465659, 3.74%, 7/1/2020	1,699	1,711
Pool # 465578, 3.93%, 7/1/2020	1,785	1,814
Pool # FN0005, 3.37%, 11/1/2020	566	574
Pool # 466836, 3.87%, 1/1/2021	1,462	1,499
Pool # FN0003, 4.28%, 1/1/2021	732	756
Pool # 467344, 4.48%, 2/1/2021	2,639	2,735

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 467755, 4.25%, 4/1/2021	2,380	2,449
Pool # 467944, 4.25%, 4/1/2021	2,000	2,075
Pool # 467630, 4.30%, 4/1/2021	910	944
Pool # 467757, 4.33%, 4/1/2021	1,933	1,987
Pool # 468102, 4.34%, 6/1/2021	5,000	5,165
Pool # 468159, 4.26%, 7/1/2021	1,918	2,000
Pool # AL0602, 4.31%, 7/1/2021	1,003	1,042
Pool # AM1771, 2.12%, 9/1/2021	2,500	2,482
Pool # 470407, 3.16%, 2/1/2022	2,478	2,545
Pool # 470622, 2.75%, 3/1/2022	528	537
Pool # 471177, 2.94%, 5/1/2022	1,305	1,335
Pool # 471254, 2.98%, 7/1/2022	2,418	2,480
Pool # 471284, 2.98%, 7/1/2022	1,935	1,984
Pool # AM3789, 3.02%, 7/1/2023	2,262	2,341
Pool # AM7245, 2.95%, 8/1/2023	4,463	4,596
Pool # AM4066, 3.59%, 8/1/2023	2,500	2,654
Pool # AM4628, 3.69%, 11/1/2023	1,490	1,589
Pool # AM4668, 3.76%, 11/1/2023	1,958	2,092
Pool # AM4716, 3.38%, 12/1/2023	1,955	2,059
Pool # AM7231, 2.92%, 12/1/2024	4,000	4,136
Pool # AM7589, 2.95%, 12/1/2024	1,562	1,616
Pool # AM7290, 2.97%, 12/1/2024	3,465	3,592
Pool # AM7576, 3.04%, 12/1/2024	4,000	4,161
Pool # AM7124, 3.11%, 12/1/2024	2,500	2,610
Pool # 470300, 3.64%, 1/1/2025	909	968
Pool # AM3833, 3.25%, 7/1/2025	3,624	3,815
Pool # AM4991, 3.97%, 12/1/2025	1,738	1,893
Pool # AL6805, 3.78%, 1/1/2026	3,515	3,793
Pool # 468645, 4.54%, 7/1/2026	2,634	2,916
Pool # AM6392, 3.29%, 8/1/2026	4,000	4,226
Pool # AM6448, 3.25%, 9/1/2026	9,887	10,419
Pool # AM7223, 3.11%, 12/1/2026	3,529	3,686
Pool # AM7118, 3.14%, 12/1/2026	2,818	2,948
Pool # AM7485, 3.24%, 12/1/2026	4,235	4,468
Pool # AM7390, 3.26%, 12/1/2026	3,838	4,048
Pool # AM7265, 3.30%, 12/1/2026	3,913	4,139
Pool # AM7515, 3.34%, 2/1/2027	3,000	3,166
Pool # AM8432, 2.79%, 5/1/2027	9,000	9,182
Pool # AM8803, 2.78%, 6/1/2027	4,972	5,086
Pool # AM8987, 2.79%, 6/1/2027	1,859	1,903
Pool # AM9003, 2.96%, 6/1/2027	2,877	2,979
Pool # AN9656, 3.57%, 7/1/2028	4,758	5,081
Pool # BL1040, 3.81%, 12/1/2028	3,000	3,258
Pool # AM7785, 3.17%, 2/1/2030	2,937	3,053
Pool # AM7516, 3.55%, 2/1/2030	2,000	2,123
Pool # AM8427, 3.04%, 4/1/2030	8,839	9,090
Pool # AM8544, 3.08%, 4/1/2030	7,851	8,101
Pool # AM8889, 2.92%, 5/1/2030	8,000	8,045
Pool # AM8804, 3.10%, 5/1/2030	3,730	3,855
Pool # AM8807, 3.10%, 5/1/2030	4,826	4,988
Pool # AM9020, 2.97%, 6/1/2030	3,938	4,049
Pool # AM8967, 3.08%, 6/1/2030	6,150	6,347
Pool # AM9320, 3.30%, 7/1/2030	4,022	4,210
Pool # AM9219, 3.35%, 9/1/2030	1,875	1,978
Pool # AP9632, 4.00%, 10/1/2032	808	842
Pool # AP9762, 4.00%, 10/1/2032	767	799

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AQ7084, 3.50%, 12/1/2032	880		905
Pool # AT2703, 3.50%, 5/1/2033	1,889		1,942
Pool # AT2954, 3.50%, 5/1/2033	1,117		1,148
Pool # AT4180, 3.50%, 5/1/2033	1,197		1,231
Pool # AT4939, 3.50%, 5/1/2033	1,005		1,033
Pool # 754922, 5.50%, 9/1/2033	89		95
Pool # 762520, 4.00%, 11/1/2033	536		554
Pool # AM8922, 3.03%, 6/1/2035	2,877		2,957
Pool # AM9188, 3.12%, 6/1/2035	7,000		7,138
Pool # 849215, 6.50%, 1/1/2036	30		33
Pool # 872740, 6.50%, 6/1/2036	84		93
Pool # 886320, 6.50%, 7/1/2036	26		27
Pool # 888796, 6.00%, 9/1/2037	104		116
Pool # AO7225, 4.00%, 7/1/2042	757		791
Pool # AO9352, 4.00%, 7/1/2042	875		913
Pool # MA1125, 4.00%, 7/1/2042	1,309		1,366
Pool # AR1397, 3.00%, 1/1/2043	1,711		1,731
Pool # MA1711, 4.50%, 12/1/2043	3,587		3,782
Pool # MA1828, 4.50%, 3/1/2044	2,824		2,977
GNMA I, 30 Year
Pool # 313110, 7.50%, 11/15/2022	—	(i)	—	(i)
Pool # 345288, 7.50%, 3/15/2023	1		1
Pool # 782507, 9.50%, 10/15/2024	24		24
Pool # 554108, 6.50%, 3/15/2028	47		51
Pool # 481872, 7.50%, 7/15/2028	4		4
Pool # 468149, 8.00%, 8/15/2028	4		4
Pool # 486537, 7.50%, 9/15/2028	14		16
Pool # 486631, 6.50%, 10/15/2028	6		7
Pool # 591882, 6.50%, 7/15/2032	15		17
Pool # 607645, 6.50%, 2/15/2033	39		43
Pool # 607724, 7.00%, 2/15/2033	37		41
Pool # 604209, 6.50%, 4/15/2033	39		43
Pool # 781614, 7.00%, 6/15/2033	73		86
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	12		13
Pool # 2141, 8.00%, 12/20/2025	1		2
Pool # 2234, 8.00%, 6/20/2026	5		6
Pool # 2270, 8.00%, 8/20/2026	3		4
Pool # 2285, 8.00%, 9/20/2026	4		4
Pool # 2324, 8.00%, 11/20/2026	5		5
Pool # 2499, 8.00%, 10/20/2027	7		8
Pool # 2512, 8.00%, 11/20/2027	9		10
Pool # 2525, 8.00%, 12/20/2027	3		4
Pool # 2549, 7.50%, 2/20/2028	7		7
Pool # 2646, 7.50%, 9/20/2028	19		21
Pool # 2647, 8.00%, 9/20/2028	2		2
Pool # 3427, 4.50%, 8/20/2033	120		126
Pool # 4245, 6.00%, 9/20/2038	904		1,018
Pool # AK8806, 4.25%, 3/20/2045	1,511		1,583
GNMA II, Other
Pool # AC0979, 4.43%, 4/20/2063 (h)	1,314		1,337
Pool # AC0973, 4.45%, 5/20/2063 (h)	1,886		1,914
UMBS, 15 Year
Pool # 734630, 6.00%, 8/1/2019	1		1
Pool # 745048, 5.00%, 10/1/2019	1		1
Pool # 735841, 4.50%, 11/1/2019	—	(i)	—	(i)
Pool # 735290, 4.50%, 12/1/2019	4		4
Pool # 888557, 5.50%, 3/1/2020	1		—	(i)
Pool # 889805, 5.50%, 7/1/2020	—	(i)	—	(i)

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 735911, 6.50%, 8/1/2020	2	2
Pool # 889634, 6.00%, 2/1/2023	359	371
Pool # 995381, 6.00%, 1/1/2024	79	82
Pool # 995425, 6.00%, 1/1/2024	188	196
Pool # AD0133, 5.00%, 8/1/2024	70	72
UMBS, 20 Year
Pool # 254305, 6.50%, 5/1/2022	19	21
Pool # 555791, 6.50%, 12/1/2022	56	62
Pool # 255217, 4.50%, 4/1/2024	28	29
Pool # 888656, 6.50%, 4/1/2025	69	77
Pool # MA1138, 3.50%, 8/1/2032	701	725
UMBS, 30 Year
Pool # 50966, 7.00%, 1/1/2024	2	2
Pool # 399269, 7.00%, 4/1/2026	30	31
Pool # 689977, 8.00%, 3/1/2027	40	44
Pool # 695533, 8.00%, 6/1/2027	15	16
Pool # 457268, 9.50%, 7/1/2028	2	2
Pool # 756024, 8.00%, 9/1/2028	65	72
Pool # 755973, 8.00%, 11/1/2028	142	163
Pool # 455759, 6.00%, 12/1/2028	17	18
Pool # 252211, 6.00%, 1/1/2029	24	26
Pool # 459097, 7.00%, 1/1/2029	38	41
Pool # 889020, 6.50%, 11/1/2029	363	408
Pool # 598559, 6.50%, 8/1/2031	33	38
Pool # 622542, 5.50%, 9/1/2031	300	329
Pool # 788150, 6.00%, 3/1/2032	37	40
Pool # 649734, 7.00%, 6/1/2032	33	35
Pool # 649624, 7.00%, 8/1/2032	6	6
Pool # 675555, 6.00%, 12/1/2032	86	95
Pool # AL0045, 6.00%, 12/1/2032	364	408
Pool # 674349, 6.00%, 3/1/2033	16	17
Pool # 688625, 6.00%, 3/1/2033	27	30
Pool # 688655, 6.00%, 3/1/2033	26	28
Pool # 695584, 6.00%, 3/1/2033	8	8
Pool # 702901, 6.00%, 5/1/2033	118	133
Pool # 723852, 5.00%, 7/1/2033	144	155
Pool # 729296, 5.00%, 7/1/2033	295	317
Pool # 729379, 6.00%, 8/1/2033	33	36
Pool # 737825, 6.00%, 9/1/2033	39	44
Pool # 750977, 4.50%, 11/1/2033	115	122
Pool # 725017, 5.50%, 12/1/2033	448	500
Pool # 751341, 5.50%, 3/1/2034	52	56
Pool # 888568, 5.00%, 12/1/2034	11	12
Pool # 815426, 4.50%, 2/1/2035	1	2
Pool # 820347, 5.00%, 9/1/2035	87	95
Pool # 833657, 7.50%, 8/1/2036	50	56
Pool # 986648, 6.00%, 9/1/2037	157	176
Pool # 888892, 7.50%, 11/1/2037	48	58
Pool # 257510, 7.00%, 12/1/2038	140	173
Pool # AD0753, 7.00%, 1/1/2039	119	143
Pool # AT5891, 3.00%, 6/1/2043	3,210	3,245
Pool # AL7527, 4.50%, 9/1/2043	1,708	1,826
Pool # BM3500, 4.00%, 9/1/2047	4,718	4,919
Pool # BJ1778, 4.50%, 10/1/2047	2,590	2,741

TOTAL MORTGAGE-BACKED SECURITIES (Cost $289,994)		295,549

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.0%
Acre 7.08%, 12/15/2020	3,785	3,785
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	6,120	6,491
Series 2005-J1, Class 1A4, IF, IO, 2.67%, 2/25/2035 ‡ (h)	496	6
Series 2005-1CB, Class 1A6, IF, IO, 4.67%, 3/25/2035 ‡ (h)	780	104
Series 2005-22T1, Class A2, IF, IO, 2.64%, 6/25/2035 ‡ (h)	4,607	533
Series 2005-20CB, Class 3A8, IF, IO, 2.32%, 7/25/2035 ‡ (h)	2,071	208
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	2,086	2,029
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	81	58
Series 2005-37T1, Class A2, IF, IO, 2.62%, 9/25/2035 ‡ (h)	3,313	385
Series 2005-54CB, Class 1A2, IF, IO, 2.42%, 11/25/2035 ‡ (h)	3,887	431
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,544	1,465
Series 2005-57CB, Class 3A2, IF, IO, 2.67%, 12/25/2035 ‡ (h)	879	90
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	667	658
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	1,146	920
ARIVO 9/15/2019 ‡	2,601	2,601
Banc of America Alternative Loan Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	6	5
Series 2005-5, Class 1CB1, 5.50%, 6/25/2035	548	544
Series 2005-6, Class CBIO, IO, 5.50%, 7/25/2035 ‡	1,372	290
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	340	312
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	149	130
Series 2004-2, Class 30PO, PO, 9/20/2034 ‡	96	90
Series 2004-C, Class 1A1, 4.96%, 12/20/2034 (h)	82	83
Series 2005-E, Class 4A1, 4.71%, 3/20/2035 (h)	175	177
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	238	230
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	186	158
Series 2005-8, Class 30PO, PO, 1/25/2036 ‡	97	75
Series 2006-A, Class 3A2, 4.36%, 2/20/2036 (h)	228	221
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 4.82%, 2/25/2034 (h)	75	76
Series 2004-J, Class 3A1, 4.87%, 11/25/2034 (h)	277	283
BCAP LLC Trust
Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (b) (h)	125	129
Series 2010-RR7, Class 2A1, 4.38%, 7/26/2045 (b) (h)	349	350
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 4.31%, 10/25/2033 (h)	64	65
Series 2004-1, Class 12A1, 4.68%, 4/25/2034 (h)	306	312
Series 2004-2, Class 14A, 4.52%, 5/25/2034 (h)	54	54
Series 2006-1, Class A1, 4.91%, 2/25/2036 (h)	1,017	1,041
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	2
Series 2004-HYB1, Class 2A, 4.19%, 5/20/2034 (h)	57	57
Series 2004-HYB3, Class 2A, 3.95%, 6/20/2034 (h)	326	337
Series 2004-7, Class 2A1, 4.63%, 6/25/2034 (h)	174	181
Series 2004-HYB6, Class A3, 4.26%, 11/20/2034 (h)	225	231
Series 2005-16, Class A23, 5.50%, 9/25/2035	454	420
Series 2005-22, Class 2A1, 4.01%, 11/25/2035 (h)	1,231	1,112
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class APO, PO, 8/25/2035 ‡	49	43
Series 2005-8, Class APO, PO, 11/25/2035 ‡	78	69
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 6/25/2033 ‡	1	1
Series 2003-HYB1, Class A, 4.74%, 9/25/2033 (h)	53	54
Citigroup Mortgage Loan Trust Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (h)	451	480
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class PO3, PO, 9/25/2033 ‡	31	30
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	13	13
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	31	30

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2003-1, Class PO2, PO, 10/25/2033 ‡	30		27
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	60		62
Series 2004-UST1, Class A6, 4.51%, 8/25/2034 (h)	58		58
Series 2005-1, Class 2A1A, 3.40%, 2/25/2035 (h)	209		183
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	227		237
Series 2005-5, Class 1A2, 3.90%, 8/25/2035 (h)	264		215
Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047 ‡ (h) (j)	1,079		92
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-1, Class DB1, 6.74%, 2/25/2033 (h)	286		305
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	105		110
Series 2003-25, Class 1P, PO, 10/25/2033 ‡	233		219
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	1,256		1,295
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	2,648		2,649
csma sfr 4/25/2023 ‡	3,250		3,249
FHLMC - GNMA Series 8, Class ZA, 7.00%, 3/25/2023	45		47
FHLMC REMIC
Series 2934, Class EC, PO, 2/15/2020	19		19
Series 2934, Class HI, IO, 5.00%, 2/15/2020	16		—	(i)
Series 2934, Class KI, IO, 5.00%, 2/15/2020	11		—	(i)
Series 2965, Class GD, 4.50%, 4/15/2020	29		29
Series 1807, Class G, 9.00%, 10/15/2020	—	(i)	—	(i)
Series 99, Class Z, 9.50%, 1/15/2021	—	(i)	—	(i)
Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(i)	—	(i)
Series 1065, Class J, 9.00%, 4/15/2021	1		1
Series 1084, Class F, 3.39%, 5/15/2021 (h)	—	(i)	—	(i)
Series 1079, Class S, HB, IF, 25.71%, 5/15/2021 (h)	—	(i)	—	(i)
Series 1084, Class S, HB, IF, 34.25%, 5/15/2021 (h)	—	(i)	—	(i)
Series 1116, Class I, 5.50%, 8/15/2021	1		1
Series 1144, Class KB, 8.50%, 9/15/2021	2		3
Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022 (h)	—	(i)	—	(i)
Series 1250, Class J, 7.00%, 5/15/2022	2		2
Series 1343, Class LB, 7.50%, 8/15/2022	6		6
Series 1343, Class LA, 8.00%, 8/15/2022	5		5
Series 1370, Class JA, 3.59%, 9/15/2022 (h)	10		10
Series 2512, Class PG, 5.50%, 10/15/2022	101		103
Series 1455, Class WB, IF, 3.46%, 12/15/2022 (h)	10		10
Series 2535, Class BK, 5.50%, 12/15/2022	54		55
Series 1470, Class F, 1.96%, 2/15/2023 (h)	1		1
Series 2568, Class KG, 5.50%, 2/15/2023	141		147
Series 1466, Class PZ, 7.50%, 2/15/2023	42		45
Series 1498, Class I, 3.59%, 4/15/2023 (h)	53		54
Series 1502, Class PX, 7.00%, 4/15/2023	80		84
Series 1798, Class F, 5.00%, 5/15/2023	66		68
Series 1518, Class G, IF, 6.47%, 5/15/2023 (h)	21		22
Series 1505, Class Q, 7.00%, 5/15/2023	9		9
Series 204, Class E, HB, IF, 1,403.48%, 5/15/2023 (h)	—	(i)	—	(i)
Series 1541, Class O, 1.83%, 7/15/2023 (h)	20		20
Series 2638, Class DS, IF, 6.16%, 7/15/2023 (h)	15		15
Series 1541, Class M, HB, IF, 23.71%, 7/15/2023 (h)	8		9
Series 1570, Class F, 2.46%, 8/15/2023 (h)	2		2
Series 1608, Class L, 6.50%, 9/15/2023	196		208
Series 1573, Class PZ, 7.00%, 9/15/2023	60		64
Series 2571, Class SK, HB, IF, 23.98%, 9/15/2023 (h)	29		38
Series 1591, Class PV, 6.25%, 10/15/2023	40		42
Series 1602, Class SA, IF, 14.82%, 10/15/2023 (h)	23		28
Series 2710, Class HB, 5.50%, 11/15/2023	364		375

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1642, Class PJ, 6.00%, 11/15/2023	92	97
Series 2716, Class UN, 4.50%, 12/15/2023	239	245
Series 1638, Class H, 6.50%, 12/15/2023	128	136
Series 2283, Class K, 6.50%, 12/15/2023	63	67
Series 1700, Class GA, PO, 2/15/2024	19	18
Series 1865, Class D, PO, 2/15/2024	39	37
Series 1760, Class ZD, 2.08%, 2/15/2024 (h)	173	171
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (h)	14	17
Series 1686, Class SH, IF, 13.75%, 2/15/2024 (h)	4	5
Series 1709, Class FA, 1.73%, 3/15/2024 (h)	3	3
Series 1699, Class FC, 3.04%, 3/15/2024 (h)	6	6
Series 1695, Class EB, 7.00%, 3/15/2024	31	33
Series 1706, Class K, 7.00%, 3/15/2024	92	98
Series 2033, Class SN, HB, IF, 27.13%, 3/15/2024 (h)	15	3
Series 2306, Class K, PO, 5/15/2024	15	14
Series 2306, Class SE, IF, IO, 8.02%, 5/15/2024 (h)	34	5
Series 1745, Class D, 7.50%, 8/15/2024	17	18
Series 3720, Class A, 4.50%, 9/15/2025	165	172
Series 3131, Class BK, 5.50%, 3/15/2026	571	600
Series 1829, Class ZB, 6.50%, 3/15/2026	15	16
Series 1863, Class Z, 6.50%, 7/15/2026	18	19
Series 1890, Class H, 7.50%, 9/15/2026	18	20
Series 1899, Class ZE, 8.00%, 9/15/2026	51	58
Series 3229, Class HE, 5.00%, 10/15/2026	539	568
Series 1963, Class Z, 7.50%, 1/15/2027	44	50
Series 1935, Class FL, 3.14%, 2/15/2027 (h)	3	3
Series 1981, Class Z, 6.00%, 5/15/2027	71	76
Series 1970, Class PG, 7.25%, 7/15/2027	5	6
Series 1987, Class PE, 7.50%, 9/15/2027	24	27
Series 2019, Class Z, 6.50%, 12/15/2027	58	63
Series 2038, Class PN, IO, 7.00%, 3/15/2028	53	9
Series 2040, Class PE, 7.50%, 3/15/2028	116	132
Series 4251, Class KW, 2.50%, 4/15/2028	3,684	3,609
Series 2043, Class CJ, 6.50%, 4/15/2028	17	19
Series 2054, Class PV, 7.50%, 5/15/2028	78	88
Series 2075, Class PM, 6.25%, 8/15/2028	170	183
Series 2075, Class PH, 6.50%, 8/15/2028	151	167
Series 2086, Class GB, 6.00%, 9/15/2028	44	48
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	70	8
Series 2095, Class PE, 6.00%, 11/15/2028	205	225
Series 2125, Class JZ, 6.00%, 2/15/2029	65	70
Series 2136, Class PG, 6.00%, 3/15/2029	83	91
Series 2132, Class SB, IF, 19.78%, 3/15/2029 (h)	15	23
Series 2141, IO, 7.00%, 4/15/2029	23	3
Series 2169, Class TB, 7.00%, 6/15/2029	242	272
Series 2163, Class PC, IO, 7.50%, 6/15/2029	26	3
Series 2172, Class QC, 7.00%, 7/15/2029	157	178
Series 2176, Class OJ, 7.00%, 8/15/2029	112	128
Series 2201, Class C, 8.00%, 11/15/2029	68	77
Series 2209, Class TC, 8.00%, 1/15/2030	63	74
Series 2210, Class Z, 8.00%, 1/15/2030	122	143
Series 2224, Class CB, 8.00%, 3/15/2030	27	32
Series 2230, Class Z, 8.00%, 4/15/2030	71	82
Series 2234, Class PZ, 7.50%, 5/15/2030	52	60
Series 2247, Class Z, 7.50%, 8/15/2030	55	62
Series 2256, Class MC, 7.25%, 9/15/2030	76	88

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2259, Class ZM, 7.00%, 10/15/2030	98		112
Series 2261, Class ZY, 7.50%, 10/15/2030	—	(i)	—	(i)
Series 2262, Class Z, 7.50%, 10/15/2030	15		18
Series 2271, Class PC, 7.25%, 12/15/2030	115		132
Series 2296, Class PD, 7.00%, 3/15/2031	70		80
Series 2313, Class LA, 6.50%, 5/15/2031	59		67
Series 2325, Class PM, 7.00%, 6/15/2031	83		95
Series 2359, Class ZB, 8.50%, 6/15/2031	189		225
Series 2344, Class ZD, 6.50%, 8/15/2031	645		753
Series 2344, Class ZJ, 6.50%, 8/15/2031	56		62
Series 2345, Class NE, 6.50%, 8/15/2031	48		54
Series 2351, Class PZ, 6.50%, 8/15/2031	54		61
Series 2353, Class AZ, 6.00%, 9/15/2031	385		415
Series 2367, Class ME, 6.50%, 10/15/2031	100		110
Series 2396, Class FM, 2.89%, 12/15/2031 (h)	207		205
Series 2399, Class OH, 6.50%, 1/15/2032	135		152
Series 2399, Class TH, 6.50%, 1/15/2032	165		186
Series 2464, Class SI, IF, IO, 5.56%, 2/15/2032 (h)	306		51
Series 2410, Class QX, IF, IO, 6.21%, 2/15/2032 (h)	72		15
Series 2410, Class OE, 6.38%, 2/15/2032	61		66
Series 2410, Class NG, 6.50%, 2/15/2032	160		181
Series 2420, Class XK, 6.50%, 2/15/2032	219		248
Series 2412, Class SP, IF, 11.22%, 2/15/2032 (h)	146		184
Series 2410, Class QS, IF, 13.16%, 2/15/2032 (h)	119		165
Series 2444, Class ES, IF, IO, 5.51%, 3/15/2032 (h)	126		22
Series 2450, Class SW, IF, IO, 5.56%, 3/15/2032 (h)	100		17
Series 2430, Class WF, 6.50%, 3/15/2032	324		370
Series 2423, Class MC, 7.00%, 3/15/2032	178		204
Series 2423, Class MT, 7.00%, 3/15/2032	156		180
Series 2435, Class CJ, 6.50%, 4/15/2032	226		256
Series 2434, Class TC, 7.00%, 4/15/2032	170		194
Series 2436, Class MC, 7.00%, 4/15/2032	125		140
Series 2455, Class GK, 6.50%, 5/15/2032	348		397
Series 2450, Class GZ, 7.00%, 5/15/2032	95		110
Series 2462, Class JG, 6.50%, 6/15/2032	150		171
Series 2466, Class PH, 6.50%, 6/15/2032	262		296
Series 2474, Class NR, 6.50%, 7/15/2032	145		163
Series 2484, Class LZ, 6.50%, 7/15/2032	171		198
Series 2500, Class MC, 6.00%, 9/15/2032	167		188
Series 2835, Class QO, PO, 12/15/2032	25		22
Series 2543, Class YX, 6.00%, 12/15/2032	317		358
Series 2544, Class HC, 6.00%, 12/15/2032	298		333
Series 2552, Class ME, 6.00%, 1/15/2033	409		463
Series 2567, Class QD, 6.00%, 2/15/2033	331		376
Series 2575, Class ME, 6.00%, 2/15/2033	861		961
Series 2596, Class QG, 6.00%, 3/15/2033	230		247
Series 2586, Class WI, IO, 6.50%, 3/15/2033	110		24
Series 2692, Class SC, IF, 8.41%, 7/15/2033 (h)	60		72
Series 4240, Class B, 3.00%, 8/15/2033	2,501		2,528
Series 3920, Class LP, 5.00%, 1/15/2034	919		1,015
Series 2744, Class PE, 5.50%, 2/15/2034	33		34
Series 3611, PO, 7/15/2034	60		53
Series 2990, Class UZ, 5.75%, 6/15/2035	2,079		2,362
Series 3004, Class EK, 5.50%, 7/15/2035	1,233		1,293
Series 3014, Class OD, PO, 8/15/2035	51		48
Series 3085, Class WF, 3.24%, 8/15/2035 (h)	160		163
Series 3151, Class UC, 5.50%, 8/15/2035	5		5

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3047, Class OD, 5.50%, 10/15/2035	944		1,044
Series 3074, Class BH, 5.00%, 11/15/2035	477		505
Series 3064, Class MC, 5.50%, 11/15/2035	3,095		3,611
Series 3102, Class FB, 2.74%, 1/15/2036 (h)	211		211
Series 3102, Class HS, IF, 15.62%, 1/15/2036 (h)	52		74
Series 3117, Class EO, PO, 2/15/2036	363		319
Series 3117, Class OK, PO, 2/15/2036	211		186
Series 3134, PO, 3/15/2036	56		51
Series 3152, Class MO, PO, 3/15/2036	278		246
Series 3122, Class ZB, 6.00%, 3/15/2036	23		35
Series 3138, PO, 4/15/2036	262		236
Series 3607, Class BO, PO, 4/15/2036	121		108
Series 3219, Class DI, IO, 6.00%, 4/15/2036	197		40
Series 3819, Class ZQ, 6.00%, 4/15/2036	1,172		1,338
Series 3149, Class SO, PO, 5/15/2036	30		25
Series 3233, Class OP, PO, 5/15/2036	84		75
Series 3171, Class MO, PO, 6/15/2036	53		49
Series 3179, Class OA, PO, 7/15/2036	247		220
Series 3194, Class SA, IF, IO, 4.66%, 7/15/2036 (h)	42		2
Series 3211, Class SO, PO, 9/15/2036	253		226
Series 3218, Class AO, PO, 9/15/2036	118		95
Series 3232, Class ST, IF, IO, 4.26%, 10/15/2036 (h)	269		40
Series 3256, PO, 12/15/2036	153		134
Series 3261, Class OA, PO, 1/15/2037	193		168
Series 3260, Class CS, IF, IO, 3.70%, 1/15/2037 (h)	308		49
Series 3274, Class JO, PO, 2/15/2037	49		44
Series 3275, Class FL, 2.88%, 2/15/2037 (h)	54		54
Series 3290, Class SB, IF, IO, 4.01%, 3/15/2037 (h)	387		60
Series 3318, Class AO, PO, 5/15/2037	15		13
Series 3607, PO, 5/15/2037	246		214
Series 3315, Class HZ, 6.00%, 5/15/2037	322		327
Series 3326, Class JO, PO, 6/15/2037	16		15
Series 3331, PO, 6/15/2037	168		153
Series 3607, Class OP, PO, 7/15/2037	505		450
Series 4048, Class FJ, 2.90%, 7/15/2037 (h)	949		946
Series 3759, Class HI, IO, 4.00%, 8/15/2037	96		1
Series 3385, Class SN, IF, IO, 3.56%, 11/15/2037 (h)	85		9
Series 3387, Class SA, IF, IO, 3.98%, 11/15/2037 (h)	242		25
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (e)	1,508		9
Series 3404, Class SC, IF, IO, 3.56%, 1/15/2038 (h)	442		58
Series 3424, Class PI, IF, IO, 4.36%, 4/15/2038 (h)	305		43
Series 3481, Class SJ, IF, IO, 3.41%, 8/15/2038 (h)	489		76
Series 3511, Class SA, IF, IO, 3.56%, 2/15/2039 (h)	315		47
Series 3549, Class FA, 3.64%, 7/15/2039 (h)	47		48
Series 3997, Class PF, 2.89%, 11/15/2039 (h)	150		150
Series 3621, Class BO, PO, 1/15/2040	181		160
Series 3747, Class PY, 4.00%, 10/15/2040	1,000		1,091
Series 3925, Class FL, 2.89%, 1/15/2041 (h)	581		582
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (h)	262		273
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (h)	909		1,002
Series 3957, Class B, 4.00%, 11/15/2041	383		404
Series 3966, Class NA, 4.00%, 12/15/2041	647		690
Series 4217, Class KY, 3.00%, 6/15/2043	2,000		1,989
Series 4374, Class NC, 3.75%, 2/15/2046 (e)	1,248		1,262
FHLMC STRIPS
Series 243, Class 16, IO, 4.50%, 11/15/2020	6		—	(i)
Series 243, Class 17, IO, 4.50%, 12/15/2020	15		—	(i)
Series 134, Class B, IO, 9.00%, 4/1/2022	—	(i)	—	(i)
Series 233, Class 11, IO, 5.00%, 9/15/2035	430		76

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 233, Class 13, IO, 5.00%, 9/15/2035	612		118
Series 299, Class 300, 3.00%, 1/15/2043	4,674		4,811
Series 310, PO, Zero Coupon, 9/15/2043	1,562		1,337
Series 323, Class 300, 3.00%, 1/15/2044	2,865		2,899
FHLMC Structured Pass-Through Securities Certificates
Series T-41, Class 3A, 5.42%, 7/25/2032 (h)	320		349
Series T-76, Class 2A, 2.48%, 10/25/2037 (h)	982		1,048
Series T-51, Class 2A, 7.50%, 8/25/2042 (h)	205		252
Series T-54, Class 2A, 6.50%, 2/25/2043	1,166		1,373
Series T-54, Class 3A, 7.00%, 2/25/2043	328		384
Series T-58, Class APO, PO, 9/25/2043	117		96
Series T-59, Class 1AP, PO, 10/25/2043	265		134
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 4.47%, 10/25/2034 (h)	282		283
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	672		552
Series 2007-FA4, Class 1A2, IF, IO, 3.22%, 8/25/2037 ‡ (h)	1,320		228
First Horizon Mortgage Pass-Through Trust Series 2005-AR1, Class 2A2, 4.87%, 4/25/2035 (h)	166		169
FNMA Grantor Trust
Series 2002-T19, Class A2, 7.00%, 7/25/2042	589		681
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	361		417
FNMA REMIC
Series 1989-70, Class G, 8.00%, 10/25/2019	—	(i)	—	(i)
Series 1989-83, Class H, 8.50%, 11/25/2019	—	(i)	—	(i)
Series 1989-89, Class H, 9.00%, 11/25/2019	—	(i)	—	(i)
Series 1989-78, Class H, 9.40%, 11/25/2019	—	(i)	—	(i)
Series 1990-1, Class D, 8.80%, 1/25/2020	—	(i)	—	(i)
Series 1990-60, Class K, 5.50%, 6/25/2020	—	(i)	—	(i)
Series 1990-63, Class H, 9.50%, 6/25/2020	—	(i)	—	(i)
Series 1990-93, Class G, 5.50%, 8/25/2020	—	(i)	—	(i)
Series 1990-102, Class J, 6.50%, 8/25/2020	2		2
Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(i)	—	(i)
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(i)	—	(i)
Series 1990-120, Class H, 9.00%, 10/25/2020	1		1
Series 1990-134, Class SC, IF, 17.96%, 11/25/2020 (h)	—	(i)	—	(i)
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(i)	—	(i)
Series 1991-7, Class K, HB, 908.50%, 2/25/2021	—	(i)	—	(i)
Series 1991-24, Class Z, 5.00%, 3/25/2021	1		1
Series 2001-4, Class PC, 7.00%, 3/25/2021	14		14
Series G-17, Class S, HB, 831.26%, 6/25/2021 (h)	—	(i)	—	(i)
Series 2001-48, Class Z, 6.50%, 9/25/2021	156		160
Series G-28, Class S, IF, 12.67%, 9/25/2021 (h)	—	(i)	—	(i)
Series G-35, Class M, 8.75%, 10/25/2021	2		2
Series G-51, Class SA, HB, IF, 23.17%, 12/25/2021 (h)	—	(i)	—	(i)
Series 2002-1, Class HC, 6.50%, 2/25/2022	17		18
Series 2007-15, Class NO, PO, 3/25/2022	37		36
Series 1992-101, Class J, 7.50%, 6/25/2022	—	(i)	—	(i)
Series G92-42, Class Z, 7.00%, 7/25/2022	2		3
Series G92-35, Class E, 7.50%, 7/25/2022	22		23
Series G92-44, Class ZQ, 8.00%, 7/25/2022	2		2
Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(i)	—	(i)
Series 1992-136, Class PK, 6.00%, 8/25/2022	9		9
Series 1996-59, Class J, 6.50%, 8/25/2022	6		6
Series G92-52, Class FD, 2.45%, 9/25/2022 (h)	4		4
Series 1992-143, Class MA, 5.50%, 9/25/2022	5		5
Series G92-54, Class ZQ, 7.50%, 9/25/2022	15		16
Series 1992-163, Class M, 7.75%, 9/25/2022	17		18
Series G92-62, Class B, PO, 10/25/2022	6		6

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series G92-59, Class F, 1.66%, 10/25/2022 (h)	3	3
Series G92-61, Class Z, 7.00%, 10/25/2022	8	8
Series 1992-188, Class PZ, 7.50%, 10/25/2022	34	36
Series G93-1, Class KA, 7.90%, 1/25/2023	31	33
Series G93-5, Class Z, 6.50%, 2/25/2023	9	9
Series 1997-61, Class ZC, 7.00%, 2/25/2023	140	148
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (h)	5	6
Series G93-14, Class J, 6.50%, 3/25/2023	11	11
Series 1993-25, Class J, 7.50%, 3/25/2023	24	26
Series 1993-21, Class KA, 7.70%, 3/25/2023	14	15
Series 1998-4, Class C, PO, 4/25/2023	4	4
Series 2008-24, Class DY, 5.00%, 4/25/2023	1	1
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (h)	23	24
Series 1998-43, Class SA, IF, IO, 16.63%, 4/25/2023 (h)	29	7
Series 1993-62, Class SA, IF, 18.30%, 4/25/2023 (h)	8	10
Series 2003-39, Class LW, 5.50%, 5/25/2023	279	287
Series 2003-41, Class PE, 5.50%, 5/25/2023	129	132
Series 2008-47, Class SI, IF, IO, 4.07%, 6/25/2023 (h)	90	3
Series G93-27, Class FD, 3.31%, 8/25/2023 (h)	18	18
Series 1999-38, Class SK, IF, IO, 5.62%, 8/25/2023 (h)	5	—	(i)
Series 2002-83, Class CS, 6.88%, 8/25/2023	161	169
Series 1996-14, Class SE, IF, IO, 8.20%, 8/25/2023 (h)	82	10
Series 1993-205, Class H, PO, 9/25/2023	13	13
Series G93-37, Class H, PO, 9/25/2023	5	5
Series 2008-76, Class GF, 3.08%, 9/25/2023 (h)	1	1
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (h)	11	11
Series 1993-165, Class SD, IF, 12.82%, 9/25/2023 (h)	5	5
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (h)	5	5
Series 1999-52, Class NS, IF, 16.58%, 10/25/2023 (h)	13	17
Series 1993-179, Class SB, HB, IF, 25.56%, 10/25/2023 (h)	7	9
Series 1995-19, Class Z, 6.50%, 11/25/2023	90	99
Series 1993-230, Class FA, 3.03%, 12/25/2023 (h)	8	8
Series 1993-247, Class FE, 3.43%, 12/25/2023 (h)	19	19
Series 1993-225, Class UB, 6.50%, 12/25/2023	23	25
Series 1993-247, Class SU, IF, 11.99%, 12/25/2023 (h)	9	10
Series 2002-1, Class UD, IF, 16.00%, 12/25/2023 (h)	19	23
Series 2009-9, IO, 5.00%, 2/25/2024	42	1
Series 2009-18, IO, 5.00%, 3/25/2024	14	—	(i)
Series 1994-37, Class L, 6.50%, 3/25/2024	70	74
Series 1994-40, Class Z, 6.50%, 3/25/2024	424	453
Series 2004-53, Class NC, 5.50%, 7/25/2024	80	84
Series 1995-2, Class Z, 8.50%, 1/25/2025	21	23
Series G95-1, Class C, 8.80%, 1/25/2025	11	13
Series 1997-20, IO, 1.84%, 3/25/2027 (h)	48	1
Series 1997-27, Class J, 7.50%, 4/18/2027	8	9
Series 1997-29, Class J, 7.50%, 4/20/2027	18	20
Series 1997-39, Class PD, 7.50%, 5/20/2027	130	148
Series 1997-42, Class ZC, 6.50%, 7/18/2027	10	10
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	33	3
Series 1998-36, Class ZB, 6.00%, 7/18/2028	42	47
Series 1998-66, Class SB, IF, IO, 5.72%, 12/25/2028 (h)	44	3
Series 1999-18, Class Z, 5.50%, 4/18/2029	96	102
Series 1999-17, Class C, 6.35%, 4/25/2029	36	39
Series 1999-62, Class PB, 7.50%, 12/18/2029	54	61
Series 2000-2, Class ZE, 7.50%, 2/25/2030	179	205
Series 2013-103, Class VG, 3.00%, 3/25/2030	3,500	3,567

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2000-20, Class SA, IF, IO, 6.67%, 7/25/2030 (h)	93	12
Series 2000-52, IO, 8.50%, 1/25/2031	14	3
Series 2001-7, Class PF, 7.00%, 3/25/2031	34	39
Series 2011-31, Class DB, 3.50%, 4/25/2031	2,489	2,605
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	120	24
Series 2001-30, Class PM, 7.00%, 7/25/2031	114	132
Series 2001-36, Class DE, 7.00%, 8/25/2031	128	145
Series 2001-49, Class Z, 6.50%, 9/25/2031	30	34
Series 2001-44, Class MY, 7.00%, 9/25/2031	294	339
Series 2001-44, Class PD, 7.00%, 9/25/2031	41	47
Series 2001-44, Class PU, 7.00%, 9/25/2031	64	74
Series 2001-52, Class KB, 6.50%, 10/25/2031	37	40
Series 2003-52, Class SX, IF, 15.66%, 10/25/2031 (h)	70	100
Series 2001-61, Class Z, 7.00%, 11/25/2031	385	445
Series 2001-72, Class SX, IF, 11.81%, 12/25/2031 (h)	11	14
Series 2002-1, Class SA, IF, 17.29%, 2/25/2032 (h)	18	24
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (h)	364	16
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (h)	5	6
Series 2002-21, Class LO, PO, 4/25/2032	12	10
Series 2002-21, Class PE, 6.50%, 4/25/2032	108	121
Series 2002-28, Class PK, 6.50%, 5/25/2032	285	322
Series 2012-66, Class CB, 3.00%, 6/25/2032	3,000	3,055
Series 2002-37, Class Z, 6.50%, 6/25/2032	72	80
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	311	44
Series 2002-48, Class GH, 6.50%, 8/25/2032	403	454
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (h)	48	55
Series 2004-59, Class BG, PO, 12/25/2032	144	128
Series 2002-77, Class S, IF, 10.03%, 12/25/2032 (h)	64	77
Series 2003-22, Class UD, 4.00%, 4/25/2033	1,264	1,339
Series 2003-35, Class UC, 3.75%, 5/25/2033	14	15
Series 2003-42, Class GB, 4.00%, 5/25/2033	84	89
Series 2003-34, Class AX, 6.00%, 5/25/2033	232	261
Series 2003-34, Class ED, 6.00%, 5/25/2033	1,098	1,185
Series 2003-39, IO, 6.00%, 5/25/2033 (h)	51	11
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	405	86
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	722	89
Series 2004-4, Class QI, IF, IO, 4.67%, 6/25/2033 (h)	415	18
Series 2003-47, Class PE, 5.75%, 6/25/2033	185	204
Series 2004-4, Class QM, IF, 9.34%, 6/25/2033 (h)	39	43
Series 2003-64, Class SX, IF, 7.54%, 7/25/2033 (h)	54	62
Series 2004-36, Class SN, IF, 9.34%, 7/25/2033 (h)	45	45
Series 2003-132, Class OA, PO, 8/25/2033	32	30
Series 2003-71, Class DS, IF, 4.15%, 8/25/2033 (h)	380	399
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	391	64
Series 2003-74, Class SH, IF, 5.80%, 8/25/2033 (h)	61	69
Series 2003-91, Class SD, IF, 8.45%, 9/25/2033 (h)	87	103
Series 2013-101, Class AE, 3.00%, 10/25/2033	3,349	3,408
Series 2013-101, Class E, 3.00%, 10/25/2033	3,000	3,034
Series 2013-108, Class GU, 3.00%, 10/25/2033	4,000	4,058
Series 2003-116, Class SB, IF, IO, 5.17%, 11/25/2033 (h)	572	98
Series 2006-44, Class P, PO, 12/25/2033	943	832
Series 2003-130, Class SX, IF, 7.88%, 1/25/2034 (h)	17	20
Series 2004-10, Class SC, IF, 18.88%, 2/25/2034 (h)	3	3
Series 2004-25, Class SA, IF, 12.84%, 4/25/2034 (h)	297	390
Series 2004-46, Class SK, IF, 9.82%, 5/25/2034 (h)	551	673
Series 2004-36, Class SA, IF, 12.84%, 5/25/2034 (h)	561	779

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-46, Class QB, IF, 14.28%, 5/25/2034 (h)	217	289
Series 2004-51, Class SY, IF, 9.38%, 7/25/2034 (h)	100	120
Series 2004-79, Class SP, IF, 13.12%, 11/25/2034 (h)	79	83
Series 2005-74, Class CS, IF, 13.34%, 5/25/2035 (h)	209	253
Series 2005-68, Class UC, 5.00%, 6/25/2035	84	84
Series 2005-68, Class BC, 5.25%, 6/25/2035	62	62
Series 2005-56, Class S, IF, IO, 4.28%, 7/25/2035 (h)	599	97
Series 2005-66, Class SG, IF, 11.30%, 7/25/2035 (h)	152	201
Series 2005-68, Class PG, 5.50%, 8/25/2035	544	597
Series 2005-84, Class XM, 5.75%, 10/25/2035	1,613	1,774
Series 2005-110, Class GL, 5.50%, 12/25/2035	3,898	4,367
Series 2006-46, Class UC, 5.50%, 12/25/2035	532	566
Series 2005-109, Class PC, 6.00%, 12/25/2035	589	641
Series 2006-15, Class OT, PO, 1/25/2036	14	14
Series 2006-39, Class WC, 5.50%, 1/25/2036	546	584
Series 2006-16, Class OA, PO, 3/25/2036	198	175
Series 2006-22, Class AO, PO, 4/25/2036	303	269
Series 2006-23, Class KO, PO, 4/25/2036	63	58
Series 2006-44, Class GO, PO, 6/25/2036	403	355
Series 2006-53, Class US, IF, IO, 4.15%, 6/25/2036 (h)	614	99
Series 2007-101, Class A2, 2.68%, 6/27/2036 (h)	400	392
Series 2006-56, PO, 7/25/2036	320	282
Series 2006-58, PO, 7/25/2036	177	157
Series 2006-58, Class AP, PO, 7/25/2036	352	307
Series 2006-65, Class QO, PO, 7/25/2036	275	244
Series 2006-56, Class FC, 2.72%, 7/25/2036 (h)	579	578
Series 2006-58, Class FL, 2.89%, 7/25/2036 (h)	44	44
Series 2006-60, Class DZ, 6.50%, 7/25/2036	4,620	5,535
Series 2006-72, Class TO, PO, 8/25/2036	54	47
Series 2006-79, Class DO, PO, 8/25/2036	223	204
Series 2007-7, Class SG, IF, IO, 4.07%, 8/25/2036 (h)	785	184
Series 2006-77, Class PC, 6.50%, 8/25/2036	859	960
Series 2006-90, Class AO, PO, 9/25/2036	171	154
Series 2008-42, Class AO, PO, 9/25/2036	87	77
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	1,100	193
Series 2006-109, PO, 11/25/2036	77	67
Series 2006-110, PO, 11/25/2036	504	443
Series 2006-111, Class EO, PO, 11/25/2036	55	49
Series 2006-124, Class HB, 4.61%, 11/25/2036 (h)	755	782
Series 2006-119, PO, 12/25/2036	56	50
Series 2006-118, Class A2, 2.57%, 12/25/2036 (h)	313	310
Series 2009-70, Class CO, PO, 1/25/2037	427	366
Series 2006-128, Class BP, 5.50%, 1/25/2037	219	233
Series 2007-77, Class FG, 2.93%, 3/25/2037 (h)	76	77
Series 2007-16, Class FC, 3.18%, 3/25/2037 (h)	112	116
Series 2007-14, Class ES, IF, IO, 4.01%, 3/25/2037 (h)	741	129
Series 2007-48, PO, 5/25/2037	124	114
Series 2007-54, Class FA, 2.83%, 6/25/2037 (h)	290	292
Series 2007-60, Class AX, IF, IO, 4.72%, 7/25/2037 (h)	2,053	470
Series 2012-14, Class FB, 2.88%, 8/25/2037 (h)	235	236
Series 2007-81, Class GE, 6.00%, 8/25/2037	277	304
Series 2007-88, Class VI, IF, IO, 4.11%, 9/25/2037 (h)	1,433	262
Series 2007-91, Class ES, IF, IO, 4.03%, 10/25/2037 (h)	1,053	181
Series 2007-106, Class A7, 6.15%, 10/25/2037 (h)	168	186
Series 2007-116, Class HI, IO, 1.18%, 1/25/2038 (h)	729	29
Series 2008-1, Class BI, IF, IO, 3.48%, 2/25/2038 (h)	371	57

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2008-16, Class IS, IF, IO, 3.77%, 3/25/2038 (h)	109	12
Series 2008-10, Class XI, IF, IO, 3.80%, 3/25/2038 (h)	303	31
Series 2008-27, Class SN, IF, IO, 4.47%, 4/25/2038 (h)	156	20
Series 2008-44, PO, 5/25/2038	9	8
Series 2008-53, Class CI, IF, IO, 4.77%, 7/25/2038 (h)	255	38
Series 2008-80, Class SA, IF, IO, 3.42%, 9/25/2038 (h)	549	83
Series 2008-81, Class SB, IF, IO, 3.42%, 9/25/2038 (h)	486	40
Series 2010-148, Class MA, 4.00%, 2/25/2039	170	172
Series 2009-6, Class GS, IF, IO, 4.12%, 2/25/2039 (h)	562	99
Series 2009-62, Class HJ, 6.00%, 5/25/2039	196	209
Series 2009-60, Class HT, 6.00%, 8/25/2039	441	499
Series 2009-99, Class SC, IF, IO, 3.75%, 12/25/2039 (h)	142	18
Series 2009-103, Class MB, 4.59%, 12/25/2039 (h)	258	274
Series 2010-49, Class SC, IF, 7.80%, 3/25/2040 (h)	493	575
Series 2010-64, Class DM, 5.00%, 6/25/2040	249	267
Series 2010-71, Class HJ, 5.50%, 7/25/2040	379	426
Series 2010-147, Class SA, IF, IO, 4.10%, 1/25/2041 (h)	1,396	277
Series 2011-30, Class LS, IO, 1.75%, 4/25/2041 (h)	743	42
Series 2011-75, Class FA, 2.98%, 8/25/2041 (h)	253	255
Series 2011-118, Class MT, 7.00%, 11/25/2041	522	611
Series 2011-130, Class CA, 6.00%, 12/25/2041	950	1,079
Series 2013-81, Class TA, 3.00%, 2/25/2043	2,000	1,963
Series 2013-92, PO, 9/25/2043	1,392	1,160
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,773
Series 2013-101, Class DO, PO, 10/25/2043	2,162	1,773
Series 2013-128, PO, 12/25/2043	2,687	2,298
Series 2011-2, Class WA, 5.84%, 2/25/2051 (h)	338	367
FNMA REMIC Trust
Series 2007-42, Class AO, PO, 5/25/2037	48	44
Series 2007-W7, Class 1A4, HB, IF, 24.60%, 7/25/2037 (h)	15	24
Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (h)	55	62
Series 2003-W1, Class 1A1, 5.35%, 12/25/2042 (h)	489	527
Series 2003-W1, Class 2A, 5.86%, 12/25/2042 (h)	202	222
Series 2009-W1, Class A, 6.00%, 12/25/2049	726	824
FNMA STRIPS
Series 368, Class 3, IO, 4.50%, 11/25/2020	2	—	(i)
Series 218, Class 2, IO, 7.50%, 4/25/2023	3	—	(i)
Series 265, Class 2, 9.00%, 3/25/2024	3	4
Series 329, Class 1, PO, 1/25/2033	50	45
Series 345, Class 6, IO, 5.00%, 12/25/2033 (h)	73	11
Series 351, Class 7, IO, 5.00%, 4/25/2034 (h)	239	36
Series 355, Class 11, IO, 6.00%, 7/25/2034	204	41
Series 365, Class 8, IO, 5.50%, 5/25/2036	310	64
Series 374, Class 5, IO, 5.50%, 8/25/2036	161	28
Series 393, Class 6, IO, 5.50%, 4/25/2037	64	10
Series 383, Class 32, IO, 6.00%, 1/25/2038	75	16
Series 383, Class 33, IO, 6.00%, 1/25/2038	198	38
FNMA Trust
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	112	127
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	263	299
Series 2004-W15, Class 2AF, 2.68%, 8/25/2044 (h)	353	351
Series 2005-W3, Class 2AF, 2.65%, 3/25/2045 (h)	970	966
Series 2006-W2, Class 1AF1, 2.65%, 2/25/2046 (h)	333	333
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.86%, 6/19/2035 (h)	933	930
GNMA
Series 1994-7, Class PQ, 6.50%, 10/16/2024	404	403
Series 1999-4, Class ZB, 6.00%, 2/20/2029	361	361
Series 2000-31, Class Z, 9.00%, 10/20/2030	122	122

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	8	—	(i)
Series 2000-35, Class ZA, 9.00%, 11/20/2030	79	94
Series 2001-35, Class SA, IF, IO, 5.81%, 8/16/2031 (h)	97	1
Series 2002-41, Class SV, IF, 9.00%, 6/16/2032 (h)	11	11
Series 2002-45, Class QE, 6.50%, 6/20/2032	835	834
Series 2002-47, Class PG, 6.50%, 7/16/2032	282	282
Series 2002-47, Class ZA, 6.50%, 7/20/2032	546	545
Series 2002-52, Class GH, 6.50%, 7/20/2032	464	463
Series 2002-75, Class PB, 6.00%, 11/20/2032	944	998
Series 2003-58, Class BE, 6.50%, 1/20/2033	688	769
Series 2003-11, Class SK, IF, IO, 5.26%, 2/16/2033 (h)	276	21
Series 2003-12, Class SP, IF, IO, 5.26%, 2/20/2033 (h)	153	28
Series 2003-24, PO, 3/16/2033	29	27
Series 2003-40, Class TJ, 6.50%, 3/20/2033	812	904
Series 2003-46, Class TC, 6.50%, 3/20/2033	384	420
Series 2003-46, Class MG, 6.50%, 5/20/2033	504	561
Series 2003-52, Class AP, PO, 6/16/2033	141	125
Series 2003-90, PO, 10/20/2033	41	37
Series 2003-112, Class SA, IF, IO, 4.11%, 12/16/2033 (h)	530	75
Series 2004-28, Class S, IF, 12.96%, 4/16/2034 (h)	228	319
Series 2004-73, Class AE, IF, 9.83%, 8/17/2034 (h)	45	50
Series 2004-90, Class SI, IF, IO, 3.66%, 10/20/2034 (h)	722	100
Series 2005-68, Class DP, IF, 10.56%, 6/17/2035 (h)	91	107
Series 2010-14, Class CO, PO, 8/20/2035	261	229
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (h)	1,194	216
Series 2005-68, Class KI, IF, IO, 3.86%, 9/20/2035 (h)	1,652	225
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	234	43
Series 2006-16, Class OP, PO, 3/20/2036	108	101
Series 2006-38, Class SW, IF, IO, 4.06%, 6/20/2036 (h)	208	10
Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,250	1,397
Series 2006-59, Class SD, IF, IO, 4.26%, 10/20/2036 (h)	363	63
Series 2006-65, Class SA, IF, IO, 4.36%, 11/20/2036 (h)	553	75
Series 2011-22, Class WA, 5.87%, 2/20/2037 (h)	522	591
Series 2007-57, PO, 3/20/2037	218	201
Series 2007-17, Class JO, PO, 4/16/2037	98	83
Series 2007-17, Class JI, IF, IO, 4.37%, 4/16/2037 (h)	916	159
Series 2007-19, Class SD, IF, IO, 3.76%, 4/20/2037 (h)	516	54
Series 2007-28, Class BO, PO, 5/20/2037	112	98
Series 2007-26, Class SC, IF, IO, 3.76%, 5/20/2037 (h)	465	55
Series 2007-27, Class SA, IF, IO, 3.76%, 5/20/2037 (h)	437	49
Series 2007-36, Class SE, IF, IO, 4.03%, 6/16/2037 (h)	284	37
Series 2007-47, Class PH, 6.00%, 7/16/2037	2,500	2,862
Series 2007-40, Class SB, IF, IO, 4.31%, 7/20/2037 (h)	912	159
Series 2007-42, Class SB, IF, IO, 4.31%, 7/20/2037 (h)	538	92
Series 2007-50, Class AI, IF, IO, 4.33%, 8/20/2037 (h)	343	36
Series 2007-53, Class SW, IF, 12.88%, 9/20/2037 (h)	49	62
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	172	17
Series 2009-79, Class OK, PO, 11/16/2037	172	154
Series 2007-73, Class MI, IF, IO, 3.56%, 11/20/2037 (h)	298	36
Series 2007-76, Class SA, IF, IO, 4.09%, 11/20/2037 (h)	576	74
Series 2007-72, Class US, IF, IO, 4.11%, 11/20/2037 (h)	284	36
Series 2007-79, Class SY, IF, IO, 4.11%, 12/20/2037 (h)	273	37
Series 2008-2, Class NS, IF, IO, 4.10%, 1/16/2038 (h)	543	81
Series 2008-2, Class MS, IF, IO, 4.72%, 1/16/2038 (h)	163	28
Series 2008-10, Class S, IF, IO, 3.39%, 2/20/2038 (h)	329	38
Series 2008-36, Class SH, IF, IO, 3.86%, 4/20/2038 (h)	458	63

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2008-40, Class SA, IF, IO, 3.96%, 5/16/2038 (h)	2,810	444
Series 2008-55, Class SA, IF, IO, 3.76%, 6/20/2038 (h)	250	39
Series 2008-71, Class SC, IF, IO, 3.56%, 8/20/2038 (h)	123	16
Series 2009-25, Class SE, IF, IO, 5.16%, 9/20/2038 (h)	217	31
Series 2008-93, Class AS, IF, IO, 3.26%, 12/20/2038 (h)	308	32
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	176	15
Series 2009-6, Class SA, IF, IO, 3.66%, 2/16/2039 (h)	351	44
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	742	140
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	296	62
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	292	70
Series 2009-22, Class SA, IF, IO, 3.83%, 4/20/2039 (h)	702	75
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	161	28
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	168	37
Series 2009-43, Class SA, IF, IO, 3.51%, 6/20/2039 (h)	301	38
Series 2009-72, Class SM, IF, IO, 3.81%, 8/16/2039 (h)	690	93
Series 2010-31, Class NO, PO, 3/20/2040	1,361	1,180
Series 2013-75, Class WA, 5.17%, 6/20/2040 (h)	1,406	1,546
Series 2010-130, Class CP, 7.00%, 10/16/2040	199	232
Series 2010-157, Class OP, PO, 12/20/2040	1,473	1,258
Series 2011-75, Class SM, IF, IO, 4.16%, 5/20/2041 (h)	937	147
Series 2014-188, Class W, 4.60%, 10/20/2041 (h)	682	735
Series 2012-141, Class WC, 3.70%, 1/20/2042 (h)	435	460
Series 2013-54, Class WA, 4.75%, 11/20/2042 (h)	2,128	2,312
Series 2013-91, Class WA, 4.48%, 4/20/2043 (h)	929	980
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,422
Series 2012-H24, Class FG, 2.92%, 4/20/2060 (h)	136	136
Series 2013-H03, Class FA, 2.79%, 8/20/2060 (h)	15	15
Series 2012-H22, Class FD, 2.96%, 1/20/2061 (h)	576	576
Series 2012-H21, Class CF, 3.19%, 5/20/2061 (h)	67	67
Series 2013-H05, Class FB, 2.89%, 2/20/2062 (h)	243	242
Series 2012-H15, Class FA, 2.94%, 5/20/2062 (h)	57	57
Series 2012-H26, Class MA, 3.04%, 7/20/2062 (h)	47	47
Series 2012-H28, Class FA, 3.07%, 9/20/2062 (h)	335	335
Series 2012-H29, Class FA, 3.01%, 10/20/2062 (h)	1,258	1,259
Series 2012-H31, Class FD, 2.83%, 12/20/2062 (h)	1,275	1,270
Series 2013-H01, Class FA, 1.65%, 1/20/2063	1,430	1,417
Series 2013-H04, Class BA, 1.65%, 2/20/2063	727	720
Series 2013-H08, Class FC, 2.94%, 2/20/2063 (h)	1,122	1,121
Series 2013-H07, Class HA, 2.90%, 3/20/2063 (h)	1,269	1,266
Series 2013-H09, Class HA, 1.65%, 4/20/2063	1,096	1,083
Series 2013-H18, Class JA, 3.09%, 8/20/2063 (h)	2,452	2,458
Series 2014-H01, Class FD, 3.14%, 1/20/2064 (h)	1,331	1,336
Series 2014-H09, Class TA, 3.09%, 4/20/2064 (h)	1,376	1,380
Series 2015-H15, Class FD, 2.93%, 6/20/2065 (h)	1,724	1,720
Series 2015-H15, Class FJ, 2.93%, 6/20/2065 (h)	3,588	3,581
Series 2015-H16, Class FG, 2.93%, 7/20/2065 (h)	2,555	2,550
Series 2015-H23, Class FB, 3.01%, 9/20/2065 (h)	2,487	2,489
Series 2015-H32, Class FH, 3.15%, 12/20/2065 (h)	1,875	1,888
Series 2017-H08, Class XI, IO, 2.21%, 3/20/2067 (h)	8,701	1,058
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (h)	533	523
Series 2005-RP3, Class 1AS, IO, 2.03%, 9/25/2035 ‡ (b) (h)	604	65
Series 2005-RP3, Class 1AF, 2.78%, 9/25/2035 (b) (h)	800	708
Series 2006-RP2, Class 1AS2, IF, IO, 3.60%, 4/25/2036 ‡ (b) (h)	2,570	362
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	240	257
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	112	116

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	363		379
Series 2005-4F, Class AP, PO, 5/25/2035 ‡	7		6
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	712		751
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,322		1,106
Impac CMB Trust
Series 2004-7, Class 1A1, 3.17%, 11/25/2034 (h)	1,029		1,040
Series 2005-4, Class 2A1, 3.03%, 5/25/2035 (h)	119		120
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 2.78%, 5/25/2036 (h)	251		253
Series 2006-2, Class 2A1, 2.78%, 8/25/2036 (h)	153		153
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.63%, 11/25/2033 (h)	446		461
Series 2006-A3, Class 6A1, 4.12%, 8/25/2034 (h)	85		86
Series 2006-A2, Class 4A1, 4.58%, 8/25/2034 (h)	403		421
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.79%, 4/25/2036 (h)	271		238
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	647		444
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.83%, 4/21/2034 (h)	196		203
Series 2004-4, Class 2A1, 4.26%, 5/25/2034 (h)	36		34
Series 2004-13, Class 3A7, 4.55%, 11/21/2034 (h)	473		491
Series 2004-15, Class 3A1, 4.86%, 12/25/2034 (h)	226		222
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	6		6
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	6		6
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	328		340
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	122		124
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	362		380
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	238		254
Series 2004-6, Class 30PO, PO, 7/25/2034 ‡	194		164
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	319		330
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	118		101
MASTR Asset Securitization Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	—	(i)	—	(i)
Series 2004-8, PO, 8/25/2019 ‡	1		1
Series 2004-8, Class 1A1, 4.75%, 8/25/2019	—	(i)	—	(i)
Series 2003-12, Class 30PO, PO, 12/25/2033 ‡	23		22
Series 2004-1, Class 30PO, PO, 2/25/2034 ‡	14		12
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 2.78%, 5/25/2035 (b) (h)	1,615		1,169
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (b)	140		115
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 3.05%, 10/25/2028 (h)	103		104
Series 2003-F, Class A1, 3.07%, 10/25/2028 (h)	1,054		1,055
Series 2004-A, Class A1, 2.89%, 4/25/2029 (h)	180		179
Series 2004-1, Class 2A1, 4.36%, 12/25/2034 (h)	257		259
ML Trust XLVII Series 47, Class Z, 8.99%, 10/20/2020 ‡	—	(i)	—	(i)
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (h)	278		278
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	34		36
Series 2003-A1, Class A1, 5.50%, 5/25/2033	40		42
Series 2003-A1, Class A2, 6.00%, 5/25/2033	86		89
PaineWebber CMO Trust Series P, Class 4, 8.50%, 8/1/2019	—	(i)	—	(i)
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 4.85%, 5/25/2035 (h)	27		27
RALI Trust
Series 2002-QS16, Class A3, IF, 11.54%, 10/25/2017 (h)	—	(i)	1
Series 2003-QS9, Class A3, IF, IO, 5.12%, 5/25/2018 ‡ (h)	4		—	(i)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	1		—	(i)

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2003-QS12, Class A2A, IF, IO, 5.17%, 6/25/2018 ‡ (h)	2	—	(i)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	7	7
Series 2004-QA6, Class NB2, 4.34%, 12/26/2034 (h)	809	719
RBSSP Resecuritization Trust Series 2009-12, Class 1A1, 5.44%, 11/25/2033 (b) (h)	234	240
Residential Asset Securitization Trust
Series 2003-A14, Class A1, 4.75%, 2/25/2019	1	—	(i)
Series 2005-A2, Class A4, IF, IO, 2.62%, 3/25/2035 ‡ (h)	1,383	102
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	357	347
RFMSI Trust
Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	2	2
Series 2005-SA4, Class 1A1, 4.01%, 9/25/2035 (h)	199	182
SART
4.75%, 7/15/2024	4,827	4,902
4.76%, 6/15/2025	4,866	4,945
Seasoned Credit Risk Transfer Trust Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	4,612	4,696
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 3.10%, 10/19/2034 (h)	345	346
Structured Asset Securities Corp. Trust Series 2005-10, Class 5A9, 5.25%, 12/25/2034	36	36
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 3.07%, 9/25/2043 (h)	170	171
Series 2004-4, Class 3A, 4.23%, 12/25/2044 (h)	454	464
Vendee Mortgage Trust
Series 1994-1, Class 1, 5.32%, 2/15/2024 (h)	182	191
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	225	239
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	289	321
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	229	253
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	432	481
Series 1998-1, Class 2E, 7.00%, 3/15/2028	496	559
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	985	1,106
Series 2003-2, Class Z, 5.00%, 5/15/2033	4,322	4,752
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	829	851
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.26%, 8/25/2033 (h)	60	62
Series 2003-AR9, Class 1A6, 4.34%, 9/25/2033 (h)	947	981
Series 2003-AR9, Class 2A, 4.38%, 9/25/2033 (h)	122	126
Series 2003-S9, Class P, PO, 10/25/2033 ‡	21	19
Series 2003-S9, Class A8, 5.25%, 10/25/2033	480	493
Series 2004-AR3, Class A1, 4.51%, 6/25/2034 (h)	75	77
Series 2004-AR3, Class A2, 4.51%, 6/25/2034 (h)	63	65
Series 2006-AR10, Class 2P, 3.96%, 9/25/2036 ‡ (h)	103	86
Series 2006-AR12, Class 2P, 3.45%, 10/25/2036 ‡ (h)	91	89
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 2.57%, 4/25/2035 ‡ (h)	1,187	139
Series 2005-2, Class 1A4, IF, IO, 2.62%, 4/25/2035 ‡ (h)	4,044	432
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	1,104	216
Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,340	1,304
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	1,126	216
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	261	252
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	1,671	1,612
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1, 4.68%, 11/25/2033 (h)	74	76
Series 2003-K, Class 1A2, 4.68%, 11/25/2033 (h)	141	145
Series 2005-AR16, Class 2A1, 5.01%, 2/25/2034 (h)	108	112
Series 2004-P, Class 2A1, 4.65%, 9/25/2034 (h)	766	795
Series 2004-V, Class 1A1, 4.74%, 10/25/2034 (h)	161	167
Series 2004-EE, Class 3A1, 4.77%, 12/25/2034 (h)	183	189
Series 2004-EE, Class 2A1, 4.80%, 12/25/2034 (h)	129	133
Series 2005-AR3, Class 1A1, 4.80%, 3/25/2035 (h)	1,232	1,284
Series 2005-AR8, Class 2A1, 4.97%, 6/25/2035 (h)	141	147

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-16, Class APO, PO, 12/25/2035 ‡	62	54
Series 2006-2, Class APO, PO, 3/25/2036 ‡	184	160
Series 2006-4, Class 1APO, PO, 4/25/2036 ‡	111	93
Series 2007-7, Class A7, 6.00%, 6/25/2037	310	316
Series 2007-11, Class A14, 6.00%, 8/25/2037	98	98

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $262,187)		278,015

ASSET-BACKED SECURITIES — 11.0%
Academic Loan Funding Trust Series 2013-1A, Class A, 3.23%, 12/26/2044 (b) (h)	1,003	1,001
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	620	643
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	478	479
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	677	673
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	121	124
Series 2013-2, Class A, 4.95%, 1/15/2023	351	365
Series 2016-2, Class A, 3.65%, 6/15/2028	255	253
Series 2016-3, Class AA, 3.00%, 10/15/2028	367	363
Series 2017-1, Class AA, 3.65%, 2/15/2029	508	522
American Credit Acceptance Receivables Trust
Series 2016-4, Class C, 2.91%, 2/13/2023 (b)	371	371
Series 2017-1, Class C, 2.88%, 3/13/2023 (b)	642	642
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 ‡ (b)	3,934	4,050
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (b)	1,275	1,384
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 ‡ (b)	3,690	3,852
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (b)	2,000	2,148
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	850	947
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	2,764	2,870
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	500	528
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (b)	2,380	2,666
AmeriCredit Automobile Receivables Trust
Series 2016-3, Class A3, 1.46%, 5/10/2021	90	90
Anchor Assets IX LLC
Series 2016-1, Class A, 5.13%, 2/15/2020 ‡ (b)	4,697	4,697
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048 ‡ (b)	299	297
Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	1,463	1,464
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	613	631
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	981	999
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	2,180	2,215
Series 2018-2, Class B, 5.44%, 6/15/2033 (b)	635	649
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (b)	177	177
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	880	879
Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	4,961	4,950
Carnow Auto Receivables Trust Series 2017-1A, Class A, 2.92%, 9/15/2022 (b)	326	326
Chase Funding Trust Series 2003-6, Class 1A7, 5.03%, 11/25/2034 (e)	561	584
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	1,073
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, 3.19%, 12/25/2033 (h)	33	33
Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048 (b)	748	743
Continental Airlines Pass-Through Trust
Series 1999-2, Class A-1, 7.26%, 3/15/2020	13	13
Series 2007-1, Class A, 5.98%, 4/19/2022	333	351

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Continental Credit Card Series 2017-1A, Class A, 4.29%, 1/15/2024 (b)	960	987
CPS Auto Receivables Trust
Series 2014-D, Class C, 4.35%, 11/16/2020 (b)	384	386
Series 2015-A, Class C, 4.00%, 2/16/2021 (b)	187	188
Series 2015-B, Class C, 4.20%, 5/17/2021 (b)	2,535	2,553
Series 2015-C, Class D, 4.63%, 8/16/2021 (b)	1,376	1,391
Series 2016-C, Class C, 3.27%, 6/15/2022 (b)	1,148	1,150
CPS Auto Trust
Series 2018-C, Class D, 4.40%, 6/17/2024 (b)	2,964	3,058
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A, 2.56%, 10/15/2025 (b)	1,038	1,037
Series 2017-1A, Class B, 3.04%, 12/15/2025 (b)	686	687
Series 2017-1A, Class C, 3.48%, 2/17/2026 (b)	574	575
Series 2017-2A, Class C, 3.35%, 6/15/2026 (b)	604	607
Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	1,543	1,550
Series 2018-3A, Class B, 3.89%, 10/15/2027 (b)	2,097	2,151
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	885	995
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 3.33%, 10/25/2034 (h)	103	103
Delta Air Lines Pass-Through Trust
Series 2012-1, Class A, 4.75%, 5/7/2020	185	188
Drive Auto Receivables Trust
Series 2015-BA, Class D, 3.84%, 7/15/2021 (b)	1,070	1,073
Series 2015-CA, Class D, 4.20%, 9/15/2021 (b)	431	432
Series 2017-1, Class C, 2.84%, 4/15/2022	1,572	1,572
Series 2015-AA, Class D, 4.12%, 7/15/2022 (b)	1,119	1,121
Series 2015-DA, Class D, 4.59%, 1/17/2023 (b)	1,206	1,214
Series 2017-1, Class D, 3.84%, 3/15/2023	2,992	3,024
Series 2017-3, Class D, 3.53%, 12/15/2023 (b)	4,800	4,842
Series 2016-CA, Class D, 4.18%, 3/15/2024 (b)	3,101	3,138
Series 2018-2, Class C, 3.63%, 8/15/2024	1,755	1,775
DT Auto Owner Trust
Series 2016-4A, Class D, 3.77%, 10/17/2022 (b)	1,609	1,618
Series 2017-2A, Class C, 3.03%, 1/17/2023 (b)	1,378	1,378
Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 2/22/2022 (b)	236	235
Exeter Automobile Receivables Trust
Series 2016-3A, Class B, 2.84%, 8/16/2021 (b)	628	628
Series 2018-4A, Class B, 3.64%, 11/15/2022 (b)	1,175	1,188
First Investors Auto Owner Trust Series 2015-2A, Class D, 4.22%, 12/15/2021 (b)	373	375
Flagship Credit Auto Trust
Series 2015-3, Class B, 3.68%, 3/15/2022 (b)	516	517
Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	756	769
Series 2016-2, Class C, 6.22%, 9/15/2022 (b)	3,000	3,119
Series 2018-2, Class A, 2.97%, 10/17/2022 (b)	1,849	1,855
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	1,782	1,813
FREED ABS Trust Series 2018-2, Class A, 3.99%, 10/20/2025 (b)	2,594	2,616
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (h)	103	87
GLS Auto Receivables Trust Series 2016-1A, Class C, 6.90%, 10/15/2021 (b)	1,200	1,227
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (b) (e)	24	24
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	449	448
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	657	675
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	1,895	1,893
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	2,278	2,360
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	1,026	1,034
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	2,163	2,267

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	258	259
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 2.63%, 3/25/2036 ‡ (h)	66	65
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.79%, 8/25/2038 ‡ (b) (h)	4,648	111
Series 2013-2, Class A, IO, 1.74%, 3/25/2039 ‡ (b) (h)	4,069	171
Series 2015-2, Class A, IO, 3.08%, 7/25/2041 ‡ (b) (h)	1,621	175
Lendmark Funding Trust Series 2017-1A, Class A, 2.83%, 12/22/2025 (b)	1,866	1,856
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (b)	4,784	4,809
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (b)	1,729	1,738
Mariner Finance Issuance Trust Series 2017-AA, Class A, 3.62%, 2/20/2029 (b)	1,459	1,462
Marlette Funding Trust Series 2018-1A, Class A, 2.61%, 3/15/2028 (b)	661	661
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (b)	706	782
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 2.81%, 12/7/2020 (h)	261	261
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.06%, 11/25/2033 ‡ (e)	429	438
New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (b)	641	640
Ocwen Master Advance Receivables Trust Series 2018-T2, Class AT2, 3.60%, 8/15/2050 (b)	3,309	3,336
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	1,801	1,813
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	1,863	1,907
OneMain Financial Issuance Trust
Series 2015-1A, Class B, 3.85%, 3/18/2026 (b)	484	484
Series 2016-1A, Class A, 3.66%, 2/20/2029 (b)	1,732	1,739
Series 2016-1A, Class C, 6.00%, 2/20/2029 (b)	1,800	1,851
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (b)	1,455	1,453
Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024 (b)	5,756	5,879
Pretium Mortgage Credit Partners I LLC Series 2018-NPL4, Class A1, 4.83%, 9/25/2058 ‡ (b) (e)	2,372	2,397
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (b)	3,904	3,898
Series 2015-SFR2, Class B, 3.14%, 6/12/2032 ‡ (b)	2,012	2,007
Series 2015-SFR2, Class C, 3.44%, 6/12/2032 ‡ (b)	2,566	2,563
Series 2015-SFR2, Class E, 4.43%, 6/12/2032 ‡ (b)	1,230	1,229
Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (b)	5,203	5,208
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (b)	295	297
Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (b)	1,200	1,213
Prosper Marketplace Issuance Trust Series 2019-3A, Class A, 3.19%, 7/15/2025 (b)	1,515	1,515
Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027 (b)	1,705	1,712
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (e)	287	122
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	864	895
Santander Drive Auto Receivables Trust Series 2015-5, Class E, 4.67%, 2/15/2023 (b)	4,200	4,239
Saxon Asset Securities Trust Series 2003-1, Class AF6, 4.68%, 6/25/2033 (e)	40	41
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.36%, 1/25/2036 ‡ (e)	218	189
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (b)	444	445
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	379	385
Springleaf Funding Trust
Series 2015-AA, Class A, 3.16%, 11/15/2024 (b)	197	197
Series 2015-AA, Class B, 3.62%, 11/15/2024 ‡ (b)	1,087	1,088
Series 2016-AA, Class B, 3.80%, 11/15/2029 (b)	2,040	2,053

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (b)	738	751
Synchrony Card Funding LLC Series 2019-A1, Class A, 2.95%, 3/15/2025	4,681	4,774
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	2,600	2,664
Tricolor Auto Securitization Trust Series 2018-2A, Class A, 3.96%, 10/15/2021 (b)	3,216	3,228
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (b)	1,806	1,801
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	219	226
Series 2016-1, Class A, 3.45%, 7/7/2028	962	969
Series 2018-1, Class AA, 3.50%, 3/1/2030	1,074	1,094
Series 2018-1, Class A, 3.70%, 3/1/2030	729	728
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,120	1,186
Series 2019-1, Class A, 4.55%, 8/25/2031	1,000	1,062
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/2021 (b)	34	34
Series 2018-A, Class A1A, 3.23%, 4/20/2023	2,405	2,452
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/2/2024 ‡ (b)	4,100	4,100
VOLT LXIX LLC Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048 ‡ (b) (e)	1,470	1,479
VOLT LXVIII LLC Series 2018-NPL4, Class A1A, 4.34%, 7/27/2048 ‡ (b) (e)	1,791	1,799
VOLT LXX LLC Series 2018-NPL6, Class A1A, 4.11%, 9/25/2048 ‡ (b) (e)	1,524	1,533
VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21%, 10/26/2048 ‡ (b) (e)	4,319	4,365
VOLT LXXV LLC Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049 ‡ (b) (e)	2,837	2,864
VOLT Trust Series 2018-FT1, Class A1, 3.26%, 1/27/2023 (h)	526	522
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (b)	910	908
Westlake Automobile Receivables Trust
Series 2017-1A, Class C, 2.70%, 10/17/2022 (b)	864	864
Series 2017-1A, Class D, 3.46%, 10/17/2022 (b)	947	949
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	2,245	2,292
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	6,900	6,968

TOTAL ASSET-BACKED SECURITIES (Cost $216,695)		219,170

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.3%
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (b)	560	573
Series 2014-520M, Class C, 4.21%, 8/15/2046 ‡ (b) (h)	1,300	1,254
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.94%, 5/27/2021 (b) (h)	2,600	2,478
Series 2014-FRR5, Class A714, PO, 1/27/2047 (b)	1,950	1,838
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (b)	483	481
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	4,400	4,552
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.34%, 6/11/2041 ‡ (b) (h)	383	1
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 0.57%, 12/11/2049 ‡ (b) (h)	268	3
COBALT CMBS Commercial Mortgage Trust Series 2006-C1, IO, 0.80%, 8/15/2048 ‡ (h)	714	10
Commercial Mortgage Trust Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	3,500	3,735

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (b) (h)	1,060	1,079
Series 2006-GG7, Class AM, 5.66%, 7/10/2038 (h)	74	74
Series 2012-CR2, Class XA, IO, 1.65%, 8/15/2045 ‡ (h)	2,417	103
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	268	268
Series KJ09, Class A2, 2.84%, 9/25/2022	2,759	2,807
Series KS01, Class A2, 2.52%, 1/25/2023	1,000	1,005
Series KPLB, Class A, 2.77%, 5/25/2025	353	358
Series K052, Class A2, 3.15%, 11/25/2025	3,560	3,711
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,581
Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,386
Series K070, Class A2, 3.30%, 11/25/2027 (h)	1,748	1,837
FNMA ACES
Series 2010-M3, Class A3, 4.33%, 3/25/2020 (h)	820	827
Series 2014-M3, Class A2, 3.47%, 1/25/2024 (h)	2,391	2,502
Series 2017-M3, Class A2, 2.48%, 12/25/2026 (h)	6,250	6,191
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	8,555	8,797
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	3,815	3,946
Series 2018-M8, Class A2, 3.33%, 6/25/2028 (h)	2,580	2,711
Series 2018-M10, Class A2, 3.39%, 7/25/2028 (h)	3,335	3,520
Series 2017-M5, Class A2, 3.18%, 4/25/2029 (h)	3,376	3,486
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,859	4,910
GS Mortgage Securities Corp. II Series 2013-KING, Class A, 2.71%, 12/10/2027 (b)	1,129	1,128
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	1,059
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class XW, IO, 0.73%, 11/15/2038 ‡ (b) (h)	2,414	1
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.57%, 12/12/2049 ‡ (b) (h)	454	—	(i)
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class X1, IO, 0.63%, 12/15/2043 ‡ (b) (h)	1,337	—	(i)
Series 2007-HQ11, Class X, IO, 0.31%, 2/12/2044 ‡ (b) (h)	487	—	(i)
Series 2011-C3, Class A3, 4.05%, 7/15/2049	242	242
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	664	674
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	2,236	2,285
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	881
Series 2012-C2, Class XA, IO, 1.32%, 5/10/2063 ‡ (b) (h)	7,174	247
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	5,000	5,083
Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (b)	1,398	1,422
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class A, 2.71%, 3/18/2028 (b) (h)	2,500	2,497
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (b)	1,700	1,749
Series 2013-C11, Class D, 4.26%, 3/15/2045 ‡ (b) (h)	400	394
Series 2012-C6, Class A4, 3.44%, 4/15/2045	800	816

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $83,477)		85,502

U.S. GOVERNMENT AGENCY SECURITIES — 1.4%
Government Trust Certificate 2.86%, 10/1/2019 (a)	13,319	13,210
Resolution Funding Corp. STRIPS
DN, 3.04%, 1/15/2026 (a)	580	497
DN, 2.80%, 10/15/2027 (a)	510	415
Tennessee Valley Authority
5.88%, 4/1/2036	6,839	9,409
4.63%, 9/15/2060	304	400
Tennessee Valley Authority STRIPS
DN, 3.57%, 11/1/2025 (a)	5,000	4,266
DN, 4.74%, 6/15/2035 (a)	800	488

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $27,891)		28,685

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 0.6% (k)
California — 0.1%
General Obligation - 0.0% (c)
State of California, Various Purpose GO, 7.30%, 10/1/2039	350	523

Transportation — 0.1%
City of Los Angeles, Department of Airports Series 2009C, Rev., 6.58%, 5/15/2039	440	584

Total California		1,107

New York — 0.3%
Other Revenue — 0.0% (c)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040	360	456

Transportation — 0.3%
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,825	2,429
Series 165, Rev., 5.65%, 11/1/2040	440	587
Series 174, Rev., 4.46%, 10/1/2062	2,060	2,435

		5,451

Total New York		5,907

Ohio — 0.2%
Education — 0.1%
Ohio State University, General Receipts
Series A, Rev., 4.05%, 12/1/2056	325	363
Series A, Rev., 4.80%, 6/1/2111	1,563	1,860
Rev., 5.59%, 12/1/2114	200	247

		2,470

Utility — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,315	2,076

Total Ohio		4,546

TOTAL MUNICIPAL BONDS (Cost $9,169)		11,560

FOREIGN GOVERNMENT SECURITIES — 0.4%
Province of Quebec (Canada) 7.36%, 3/6/2026 (e)	377	483
Republic of Colombia (Colombia)
4.00%, 2/26/2024	922	951
4.50%, 1/28/2026	581	612
7.38%, 9/18/2037	200	261
5.63%, 2/26/2044	200	224
5.00%, 6/15/2045	515	538
Republic of Panama (Panama) 4.50%, 4/16/2050	325	348
Republic of Peru (Peru) 5.63%, 11/18/2050	88	115
Republic of South Africa (South Africa) 5.88%, 9/16/2025	640	679
United Mexican States (Mexico)
3.60%, 1/30/2025	788	791
4.13%, 1/21/2026	316	323
3.75%, 1/11/2028	1,216	1,200
5.55%, 1/21/2045	2,113	2,341

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $8,415)		8,866

SUPRANATIONAL — 0.2%
African Development Bank (Supranational) 8.80%, 9/1/2019 (Cost $3,042)	3,000	3,045

	Shares (000)
SHORT-TERM INVESTMENTS — 3.7%
INVESTMENT COMPANIES — 3.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43% (l) (m) (Cost $72,767)	72,746	72,768

Total Investments — 97.7% (Cost $1,871,513)		1,941,336
Other Assets Less Liabilities — 2.3%		45,981

Net Assets — 100.0%		1,987,317

Percentages indicated are based on net assets.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2019.
CMBS	Commercial Mortgage-Backed Security
DN	Discount Notes
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GS	Goldman Sachs
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
VA	Veterans Administration

(a)	The rate shown is the effective yield as of May 31, 2019.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2019.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(i)	Amount rounds to less than one thousand.
(j)	Defaulted security.
(k)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of May 31, 2019.
‡	Value determined using significant unobservable inputs.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$153,685	$65,485	$219,170
Collateralized Mortgage Obligations	—	261,771	16,244	278,015
Commercial Mortgage-Backed Securities	—	83,489	2,013	85,502

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Capital Markets	$—	$49,983	$27	$50,010
Other Corporate Bonds	—	400,443	—	400,443

Total Corporate Bonds	—	450,426	27	450,453

Foreign Government Securities	—	8,866	—	8,866
Mortgage-Backed Securities	—	295,549	—	295,549
Municipal Bonds	—	11,560	—	11,560
Supranational	—	3,045	—	3,045
U.S. Government Agency Securities	—	28,685	—	28,685
U.S. Treasury Obligations	—	487,723	—	487,723
Short-Term Investments
Investment Companies	72,768	—	—	72,768

Total Investments in Securities	$72,768	$1,784,799	$83,769	$1,941,336

There were no significant transfers between level 2 and level 3 during the period ended May 31, 2019.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019	Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2019
Investments in Securities
Asset-Backed Securities	$68,402	$3	$552		$(27)	$—	(a)	$(8,795)	$5,948	$(598)	$65,485
Collateralized Mortgage Obligations	7,549	—	513		-182	8711		(347)	—	—	16,244
Commercial Mortgage-Backed Securities	1,973	—	72		-42	123		(113)	—	—	2,013
Corporate Bonds-Capital Markets	53	—	—	(a)	— (a)	$—		(26)	—	—	27

Total	$77,977	$3	$1,137		$(251)	$8,834		$(9,281)	$5,948	$(598)	$83,769

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $1,165,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$44,733	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (7.12%)
			Constant Default Rate	0.00% - 30.00% (0.12%)
			Yield (Discount Rate of Cash Flows)	2.68% - 7.89% (3.45%)

Asset-Backed Securities	44,733

	9,971	Discounted Cash Flow	Constant Prepayment Rate	0.75% - 100.00% (51.96%)
			PSA Prepayment Model	234.00% (234.00%)
			Constant Default Rate	0.00% - 12.68% (1.32%)
			Yield (Discount Rate of Cash Flows)	0.65% - 199.00% (6.77%)

Collateralized Mortgage Obligations	9,971

	2,004	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (17.01%)
			Yield (Discount Rate of Cash Flows)	1.75% - 7.74% (4.20%)

Commercial Mortgage-Backed Securities	2,004

	27	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.49% (4.49%)
			Liquidity Discount	0.125% (0.125%)

Corporate Bonds	27

Total	$56,735

#

The table above does not include level 3 securities that are valued by brokers and pricing services. At May 31, 2019, the value of these securities was $27,034,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds. Amounts in the table below are in thousands.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43% (a) (b)	$38,750	$132,483	$98,466	$4	$(3)	$72,768	72,746	$254	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	—	726	726	—	—	—	—	—	—

Total	$38,750	$133,209	$99,192	$4	$(3)	$72,768		$254	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 30.9%
Aerospace & Defense — 0.7%
Airbus Finance BV (France) 2.70%, 4/17/2023(a)	43	43
General Dynamics Corp. 3.50%, 5/15/2025	100	105
L3 Technologies, Inc. 3.85%, 12/15/2026	70	73
Lockheed Martin Corp. 3.10%, 1/15/2023	174	177
Northrop Grumman Corp. 2.93%, 1/15/2025	150	150
United Technologies Corp.
1.50%, 11/1/2019	180	179
3.95%, 8/16/2025	150	159
4.13%, 11/16/2028	100	106

		992

Automobiles — 0.6%
Daimler Finance North America LLC (Germany) 2.20%, 5/5/2020(a)	150	149
General Motors Co. 4.20%, 10/1/2027	500	486
Nissan Motor Acceptance Corp. 2.60%, 9/28/2022(a)	200	198

		833

Banks — 5.5%
ANZ New Zealand Int’l Ltd. (New Zealand) 2.60%, 9/23/2019(a)	200	200
Bank of America Corp.
3.30%, 1/11/2023	90	92
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(b)	60	60
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023(b)	100	100
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024(b)	42	43
Series L, 3.95%, 4/21/2025	154	158
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(b)	610	609
Bank of Montreal (Canada) 2.35%, 9/11/2022	200	199
Barclays plc (United Kingdom) 3.68%, 1/10/2023	317	318
Branch Banking & Trust Co. 2.25%, 6/1/2020	250	249
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	150	152
Citibank NA 2.13%, 10/20/2020	350	348
Citigroup, Inc.
5.50%, 9/13/2025	115	128
4.45%, 9/29/2027	150	157
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50	52
Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025(a)	201	212
Cooperatieve Rabobank UA (Netherlands)
4.75%, 1/15/2020(a)	200	203
3.88%, 2/8/2022	118	122
Discover Bank 3.35%, 2/6/2023	250	253
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023(b)	200	200
4.30%, 3/8/2026	200	210
Huntington National Bank (The) 2.88%, 8/20/2020	250	251
KeyCorp 5.10%, 3/24/2021	50	52
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	247
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.85%, 3/1/2026	225	237
Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019(a)	200	200
Nordea Bank Abp (Finland) 4.88%, 1/27/2020(a)	250	254
PNC Financial Services Group, Inc. (The)
4.38%, 8/11/2020	133	136
3.90%, 4/29/2024	100	105
Regions Financial Corp. 2.75%, 8/14/2022	107	107
Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024(a)	200	212
Swedbank AB (Sweden) 2.20%, 3/4/2020(a)	300	299
Toronto-Dominion Bank (The) (Canada) 2.50%, 12/14/2020	200	201
US Bancorp
Series V, 2.38%, 7/22/2026	133	129
Series X, 3.15%, 4/27/2027	68	70
Wells Fargo & Co.
2.63%, 7/22/2022	250	249
3.00%, 2/19/2025	99	99
4.10%, 6/3/2026	21	22
4.30%, 7/22/2027	30	31
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(b)	250	254
Westpac Banking Corp. (Australia) 2.50%, 6/28/2022	300	300

		7,520

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	265	288
Diageo Capital plc (United Kingdom) 4.83%, 7/15/2020	70	72
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025(a)	75	79
4.60%, 5/25/2028(a)	50	53

		492

Biotechnology — 0.3%
Amgen, Inc. 3.63%, 5/15/2022	44	45
Baxalta, Inc. 3.60%, 6/23/2022	23	23
Biogen, Inc. 3.63%, 9/15/2022	30	31
Celgene Corp. 3.25%, 8/15/2022	98	100
Gilead Sciences, Inc.
1.85%, 9/20/2019	150	150
3.70%, 4/1/2024	36	37
3.50%, 2/1/2025	25	26
3.65%, 3/1/2026	57	59

		471

Building Products — 0.0%(c)
Johnson Controls International plc
3.75%, 12/1/2021	3	3
3.90%, 2/14/2026	12	12

		15

Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)
4.60%, 1/15/2020	75	76
3.25%, 9/11/2024	150	154
Blackstone Holdings Finance Co. LLC 5.88%, 3/15/2021(a)	150	158
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	75	80
Carlyle Promissory Note 4.60%, 7/15/2019‡	2	2
Charles Schwab Corp. (The)
3.23%, 9/1/2022	40	41
3.20%, 1/25/2028	200	202
Deutsche Bank AG (Germany) 3.13%, 1/13/2021	38	38
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021	200	198
3.00%, 4/26/2022	80	80
3.75%, 5/22/2025	257	263
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(b)	349	351
ING Bank NV (Netherlands) 2.50%, 10/1/2019(a)	200	200
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	88	93
Invesco Finance plc
4.00%, 1/30/2024	71	75
3.75%, 1/15/2026	125	129
Jefferies Group LLC 6.88%, 4/15/2021	50	53
Macquarie Bank Ltd. (Australia)
2.85%, 7/29/2020(a)	100	100
4.00%, 7/29/2025(a)	100	105
Macquarie Group Ltd. (Australia)
6.00%, 1/14/2020(a)	100	102
6.25%, 1/14/2021(a)	40	42
Morgan Stanley
5.75%, 1/25/2021	100	105
5.50%, 7/28/2021	100	105
3.70%, 10/23/2024	83	86
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(b)	500	505
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	84	87
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032(b)	17	17
State Street Corp. 3.10%, 5/15/2023	36	37
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	34	34
UBS AG (Switzerland) 2.45%, 12/1/2020(a)	200	199

		3,717

Chemicals — 0.7%
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023(a)	100	102
Dow Chemical Co. (The) 4.13%, 11/15/2021	60	62
Ecolab, Inc.
3.25%, 1/14/2023	88	90
3.25%, 12/1/2027	43	44
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	9	10
Mosaic Co. (The) 3.25%, 11/15/2022	246	249
Nutrien Ltd. (Canada) 3.38%, 3/15/2025	45	45
Praxair, Inc. 2.65%, 2/5/2025	41	41
Sherwin-Williams Co. (The)
3.30%, 2/1/2025	110	110
3.45%, 6/1/2027	51	51
Union Carbide Corp. 7.50%, 6/1/2025	100	120

		924

Commercial Services & Supplies — 0.2%
Republic Services, Inc. 3.38%, 11/15/2027	200	204

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Communications Equipment — 0.0%(c)
Cisco Systems, Inc. 2.95%, 2/28/2026	44	44

Construction Materials — 0.2%
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	78	76
3.50%, 12/15/2027	160	158

		234

Consumer Finance — 1.2%
AerCap Ireland Capital DAC (Ireland) 3.50%, 1/15/2025	250	246
American Express Co. 3.38%, 5/17/2021	100	102
American Honda Finance Corp. 1.95%, 7/20/2020	200	199
Capital One Financial Corp. 3.20%, 2/5/2025	235	235
Caterpillar Financial Services Corp.
1.85%, 9/4/2020	200	198
2.85%, 6/1/2022	58	59
Ford Motor Credit Co. LLC 3.16%, 8/4/2020	250	250
John Deere Capital Corp.
Series 0014, 2.45%, 9/11/2020	50	50
3.15%, 10/15/2021	33	34
2.70%, 1/6/2023	89	89
2.65%, 6/24/2024	100	100
Synchrony Financial 4.25%, 8/15/2024	100	102

		1,664

Containers & Packaging — 0.1%
WRKCo, Inc. 3.00%, 9/15/2024	80	80

Diversified Financial Services — 1.3%
AIG Global Funding 2.15%, 7/2/2020(a)	150	150
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	349	345
GTP Acquisition Partners I LLC 2.35%, 6/15/2020(a)	174	173
National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022	200	199
ORIX Corp. (Japan) 2.90%, 7/18/2022	81	82
Private Export Funding Corp.
Series EE, 2.80%, 5/15/2022	500	512
Series KK, 3.55%, 1/15/2024	200	213
Shell International Finance BV (Netherlands) 3.25%, 5/11/2025	100	103

		1,777

Diversified Telecommunication Services — 0.8%
AT&T, Inc. 7.88%, 2/15/2030	350	447
Qwest Corp. 6.75%, 12/1/2021	148	156
Telefonica Emisiones SA (Spain) 5.13%, 4/27/2020	31	32
Verizon Communications, Inc.
4.33%, 9/21/2028	160	173
4.50%, 8/10/2033	208	225

		1,033

Electric Utilities — 1.7%
Arizona Public Service Co. 2.20%, 1/15/2020	27	27
Baltimore Gas & Electric Co. 2.80%, 8/15/2022	43	43
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	200
DTE Electric Co. 2.65%, 6/15/2022	20	20
Duke Energy Corp. 3.75%, 4/15/2024	300	313
Duke Energy Indiana LLC 3.75%, 7/15/2020	60	61
Duke Energy Progress LLC 2.80%, 5/15/2022	40	40
Enel Finance International NV (Italy) 3.63%, 5/25/2027(a)	200	192
Entergy Mississippi LLC 2.85%, 6/1/2028	186	185
Jersey Central Power & Light Co. 4.30%, 1/15/2026(a)	200	212
Kansas City Power & Light Co. 3.15%, 3/15/2023	47	48
NextEra Energy Capital Holdings, Inc.
2.40%, 9/15/2019	27	27
3.55%, 5/1/2027	89	92
Niagara Mohawk Power Corp.
4.88%, 8/15/2019(a)	40	40
3.51%, 10/1/2024(a)	28	29
Pennsylvania Electric Co. 3.25%, 3/15/2028(a)	132	130
Public Service Co. of Colorado 3.20%, 11/15/2020	51	51
Public Service Co. of Oklahoma 4.40%, 2/1/2021	74	76
Southern California Edison Co. 1.85%, 2/1/2022	25	24
Southern Co. (The) 3.25%, 7/1/2026	317	316
Virginia Electric & Power Co.
Series C, 2.75%, 3/15/2023	191	192
3.45%, 2/15/2024	21	22

		2,340

Electrical Equipment — 0.1%
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	41	41

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Eaton Corp. 3.10%, 9/15/2027	140	140

		181

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	16	16
3.88%, 1/12/2028	100	99

		115

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	150	150
Halliburton Co. 3.50%, 8/1/2023	107	110
Schlumberger Investment SA 3.30%, 9/14/2021(a)	47	48

		308

Entertainment — 0.4%
TWDC Enterprises 18 Corp. 1.85%, 7/30/2026	250	236
Viacom, Inc. 3.88%, 4/1/2024	112	115
Walt Disney Co. (The) 7.70%, 10/30/2025(a)	50	65
Warner Media LLC 3.60%, 7/15/2025	150	153

		569

Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc. 4.60%, 4/1/2022	65	68
American Tower Corp.
3.50%, 1/31/2023	80	82
5.00%, 2/15/2024	38	41
AvalonBay Communities, Inc. 3.20%, 1/15/2028	100	102
Boston Properties LP 3.20%, 1/15/2025	152	154
Brixmor Operating Partnership LP 3.85%, 2/1/2025	50	51
EPR Properties 4.50%, 6/1/2027	62	64
Equity Commonwealth 5.88%, 9/15/2020	125	128
ERP Operating LP 4.63%, 12/15/2021	255	267
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028(a)	52	52
HCP, Inc.
4.20%, 3/1/2024	17	18
3.88%, 8/15/2024	205	213
3.40%, 2/1/2025	38	38
Office Properties Income Trust 3.60%, 2/1/2020	75	75
Realty Income Corp.
3.88%, 7/15/2024	50	52
3.65%, 1/15/2028	150	156
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025(a)	150	152
Senior Housing Properties Trust 4.75%, 2/15/2028	100	92
Ventas Realty LP
3.75%, 5/1/2024	44	45
3.50%, 2/1/2025	27	28
4.13%, 1/15/2026	62	65
Welltower, Inc. 4.50%, 1/15/2024	100	107

		2,050

Food & Staples Retailing — 0.3%
Kroger Co. (The)
1.50%, 9/30/2019	200	199
4.00%, 2/1/2024	90	95
Sysco Corp. 3.75%, 10/1/2025	100	104

		398

Food Products — 0.9%
Campbell Soup Co. 3.95%, 3/15/2025	50	51
Cargill, Inc. 3.30%, 3/1/2022(a)	100	102
Conagra Brands, Inc. 4.60%, 11/1/2025	35	37
General Mills, Inc. 2.60%, 10/12/2022	200	200
Kellogg Co. 3.40%, 11/15/2027	95	95
Kraft Heinz Foods Co. 3.95%, 7/15/2025	202	205
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	92	98
Nestle Holdings, Inc. 3.50%, 9/24/2025(a)	200	209
Smithfield Foods, Inc. 5.20%, 4/1/2029(a)	7	8
Tyson Foods, Inc. 3.95%, 8/15/2024	73	76
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	100	104

		1,185

Health Care Equipment & Supplies — 0.3%
Becton Dickinson and Co. 2.68%, 12/15/2019	250	250
Boston Scientific Corp. 3.75%, 3/1/2026	50	52
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	19	19
3.55%, 4/1/2025	50	51

		372

Health Care Providers & Services — 0.9%
Aetna, Inc. 2.80%, 6/15/2023	200	199
Anthem, Inc.
3.13%, 5/15/2022	115	116
3.50%, 8/15/2024	106	109

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CVS Health Corp. 4.10%, 3/25/2025	180	186
Express Scripts Holding Co.
3.05%, 11/30/2022	200	201
3.50%, 6/15/2024	72	73
Laboratory Corp. of America Holdings 3.20%, 2/1/2022	214	217
UnitedHealth Group, Inc. 3.38%, 11/15/2021	112	114

		1,215

Hotels, Restaurants & Leisure — 0.1%
Starbucks Corp. 3.80%, 8/15/2025	150	157

Household Durables — 0.1%
DR Horton, Inc. 2.55%, 12/1/2020	150	149

Household Products — 0.2%
Kimberly-Clark Corp. 2.40%, 3/1/2022	20	20
Procter & Gamble - ESOP Series A, 9.36%, 1/1/2021	23	24
Procter & Gamble Co. (The) 1.75%, 10/25/2019	200	199

		243

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
3.40%, 3/15/2022	80	81
4.25%, 6/15/2022	37	39

		120

Industrial Conglomerates — 0.0%(c)
Ingersoll-Rand Global Holding Co. Ltd. 4.25%, 6/15/2023	34	36

Insurance — 1.7%
Allstate Corp. (The) 3.15%, 6/15/2023	61	62
Alterra Finance LLC 6.25%, 9/30/2020	100	104
American International Group, Inc. 3.75%, 7/10/2025	161	164
Aon plc 3.88%, 12/15/2025	143	149
Assurant, Inc. 4.20%, 9/27/2023	90	93
Chubb INA Holdings, Inc. 2.88%, 11/3/2022	130	132
CNA Financial Corp.
3.95%, 5/15/2024	52	54
4.50%, 3/1/2026	38	40
Guardian Life Global Funding 2.50%, 5/8/2022(a)	125	125
Lincoln National Corp. 4.20%, 3/15/2022	35	37
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	100	107
Marsh & McLennan Cos., Inc.
2.35%, 9/10/2019	156	156
3.30%, 3/14/2023	50	51
Metropolitan Life Global Funding I 3.45%, 12/18/2026(a)	250	257
Principal Financial Group, Inc. 3.10%, 11/15/2026	150	149
Protective Life Global Funding 2.62%, 8/22/2022(a)	200	201
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025(a)	150	191
Torchmark Corp. 4.55%, 9/15/2028	40	43
Travelers Cos., Inc. (The) 5.90%, 6/2/2019	250	250

		2,365

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 2.80%, 8/22/2024	100	102

IT Services — 0.2%
IBM Credit LLC 2.65%, 2/5/2021	150	151
International Business Machines Corp. 3.50%, 5/15/2029	100	102
Western Union Co. (The) 3.60%, 3/15/2022	20	20

		273

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
3.15%, 1/15/2023	57	58
4.15%, 2/1/2024	34	36
3.20%, 8/15/2027	100	99

		193

Machinery — 0.2%
Caterpillar, Inc. 2.60%, 6/26/2022	31	31
Illinois Tool Works, Inc. 3.50%, 3/1/2024	175	183
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	110	114

		328

Media — 0.7%
CBS Corp. 4.00%, 1/15/2026	208	213
Charter Communications Operating LLC 4.91%, 7/23/2025	160	169
Comcast Corp.
3.00%, 2/1/2024	117	119
3.38%, 2/15/2025	77	79
3.38%, 8/15/2025	80	82
3.95%, 10/15/2025	14	15
3.15%, 3/1/2026	16	16

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cox Communications, Inc. 3.50%, 8/15/2027(a)	154	153
Discovery Communications LLC 4.38%, 6/15/2021	78	81
Fox Corp. 4.71%, 1/25/2029(a)	35	38

		965

Metals & Mining — 0.1%
Glencore Funding LLC (Switzerland) 4.88%, 3/12/2029(a)	60	61
Nucor Corp. 4.00%, 8/1/2023	27	28

		89

Multiline Retail — 0.0%(c)
Nordstrom, Inc. 4.00%, 10/15/2021	35	36

Multi-Utilities — 0.6%
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	166
Dominion Energy, Inc. 2.96%, 7/1/2019(d)	100	100
DTE Energy Co. Series B, 3.30%, 6/15/2022	79	80
NiSource, Inc. 3.85%, 2/15/2023	200	206
Sempra Energy 4.05%, 12/1/2023	48	50
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	94	96
WEC Energy Group, Inc. 3.55%, 6/15/2025	87	90

		788

Oil, Gas & Consumable Fuels — 2.6%
Andeavor Logistics LP 4.25%, 12/1/2027	27	28
Apache Corp. 3.25%, 4/15/2022	34	34
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027(a)	100	104
BP Capital Markets plc (United Kingdom)
3.81%, 2/10/2024	166	174
3.51%, 3/17/2025	60	62
Buckeye Partners LP 4.88%, 2/1/2021	40	41
Canadian Natural Resources Ltd. (Canada) 3.90%, 2/1/2025	25	26
Cenovus Energy, Inc. (Canada)
5.70%, 10/15/2019	77	77
3.00%, 8/15/2022	21	21
Chevron Corp. 2.36%, 12/5/2022	40	40
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	200	210
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	58
Energy Transfer Operating LP
3.60%, 2/1/2023	28	28
4.90%, 2/1/2024	61	65
4.05%, 3/15/2025	91	93
Eni SpA (Italy) 4.15%, 10/1/2020(a)	200	203
Enterprise Products Operating LLC
2.80%, 2/15/2021	200	201
3.90%, 2/15/2024	49	51
3.75%, 2/15/2025	37	38
EOG Resources, Inc.
4.10%, 2/1/2021	100	103
2.63%, 3/15/2023	23	23
Gulf South Pipeline Co. LP 4.00%, 6/15/2022	50	51
Marathon Petroleum Corp. 3.63%, 9/15/2024	67	69
MPLX LP 3.38%, 3/15/2023	32	32
Noble Energy, Inc. 3.85%, 1/15/2028	100	100
Occidental Petroleum Corp. 3.50%, 6/15/2025	30	31
ONEOK Partners LP
3.38%, 10/1/2022	12	12
5.00%, 9/15/2023	28	30
4.90%, 3/15/2025	200	215
Petroleos Mexicanos (Mexico)
6.38%, 2/4/2021	149	155
4.88%, 1/18/2024	69	69
6.88%, 8/4/2026	51	53
5.35%, 2/12/2028	42	39
Phillips 66 3.90%, 3/15/2028	70	72
Plains All American Pipeline LP 3.60%, 11/1/2024	100	100
Sinopec Group Overseas Development Ltd. (China) 4.38%, 10/17/2023(a)	200	212
Spectra Energy Partners LP 3.50%, 3/15/2025	63	64
Sunoco Logistics Partners Operations LP 4.65%, 2/15/2022	180	188
TC PipeLines LP 3.90%, 5/25/2027	42	42
TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	172	178
Williams Cos., Inc. (The) 3.90%, 1/15/2025	86	88

		3,480

Pharmaceuticals — 0.5%
Allergan Funding SCS 3.45%, 3/15/2022	69	69

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bristol-Myers Squibb Co. 3.40%, 7/26/2029(a)	71	73
Eli Lilly & Co. 3.38%, 3/15/2029	70	73
Merck & Co., Inc. 3.40%, 3/7/2029	200	207
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	200	200

		622

Real Estate Management & Development — 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022(a)	200	203

Road & Rail — 0.5%
Avolon Holdings Funding Ltd. (Ireland) 3.95%, 7/1/2024(a)	20	20
Canadian Pacific Railway Co. (Canada) 4.50%, 1/15/2022	55	57
CSX Corp. 3.25%, 6/1/2027	162	163
ERAC USA Finance LLC
5.25%, 10/1/2020(a)	48	50
4.50%, 8/16/2021(a)	27	28
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	60	62
Penske Truck Leasing Co. LP 4.13%, 8/1/2023(a)	200	208
Ryder System, Inc.
2.50%, 5/11/2020	28	28
2.88%, 9/1/2020	86	86

		702

Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc. 2.95%, 1/12/2021	70	70
Broadcom, Inc. 4.75%, 4/15/2029(a)	250	247
Intel Corp. 3.70%, 7/29/2025	116	122
QUALCOMM, Inc. 3.25%, 5/20/2027	94	94

		533

Software — 0.2%
Microsoft Corp. 2.38%, 5/1/2023	34	34
Oracle Corp. 2.95%, 11/15/2024	200	203

		237

Specialty Retail — 0.4%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	30	32
Home Depot, Inc. (The) 2.80%, 9/14/2027	150	150
Lowe’s Cos., Inc. 3.65%, 4/5/2029	200	202
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	100	101
3.60%, 9/1/2027	62	62

		547

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 2.75%, 1/13/2025	200	201

Tobacco — 0.3%
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	200	198
Philip Morris International, Inc. 3.38%, 8/11/2025	150	154

		352

Trading Companies & Distributors — 0.2%
Air Lease Corp. 3.63%, 12/1/2027	100	96
Aircastle Ltd. 4.40%, 9/25/2023	65	67
Aviation Capital Group LLC 3.88%, 5/1/2023(a)	100	102

		265

Water Utilities — 0.1%
American Water Capital Corp. 3.85%, 3/1/2024	150	157

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada) 4.10%, 10/1/2023	160	168

TOTAL CORPORATE BONDS (Cost $41,225)		42,044

U.S. TREASURY OBLIGATIONS — 21.5%
U.S. Treasury Bonds 6.00%, 2/15/2026	516	644
U.S. Treasury Notes
3.63%, 2/15/2020	3,000	3,026
1.88%, 1/31/2022	700	699
1.88%, 4/30/2022	1,000	999
2.25%, 1/31/2024	3,500	3,549
2.25%, 11/15/2024	250	254
2.88%, 5/31/2025	299	314
2.00%, 8/15/2025	2,500	2,500
2.25%, 11/15/2027	2,000	2,023
U.S. Treasury STRIPS Bonds
3.96%, 11/15/2021(e)	1,525	1,454
2.82%, 2/15/2022(e)	2,400	2,277
2.80%, 11/15/2022(e)	1,300	1,216
2.71%, 5/15/2023(e)	685	634
2.20%, 8/15/2023(e)	3,890	3,582

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
2.30%, 11/15/2023(e)	2,150		1,969
2.49%, 2/15/2024(e)	3,000		2,733
2.20%, 5/15/2024(e)	200		181
2.89%, 5/15/2025(e)	200		177
2.33%, 5/15/2026(e)	200		173
3.53%, 8/15/2026(e)	47		40
3.62%, 11/15/2026(e)	300		256
2.93%, 2/15/2027(e)	100		85
3.93%, 8/15/2027(e)	100		84
3.91%, 11/15/2027(e)	140		117
3.09%, 2/15/2028(e)	53		44
2.46%, 5/15/2028(e)	10		8
3.27%, 8/15/2028(e)	200		163

TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,679)			29,201

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.5%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	822		871
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	127		121
Banc of America Funding Trust Series 2004-1, PO, 3/25/2034‡	15		13
BCAP LLC Trust Series 2010-RR7, Class 2A1, 4.38%, 7/26/2045(a)(f)	59		59
CHL Mortgage Pass-Through Trust
Series 2004-HYB3, Class 2A, 3.95%, 6/20/2034(f)	14		14
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	28		29
Series 2005-22, Class 2A1, 4.01%, 11/25/2035(f)	120		108
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 6/25/2033‡	—	(g)	—	(g)
Series 2003-HYB1, Class A, 4.74%, 9/25/2033(f)	13		13
Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A3, 7.00%, 9/25/2033	4		4
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 1A1, 3.33%, 6/25/2020(f)	37		37
FHLMC – GNMA Series 24, Class ZE, 6.25%, 11/25/2023	13		14
FHLMC REMIC
Series 2934, Class EC, PO, 2/15/2020	3		3
Series 2347, Class VP, 6.50%, 3/15/2020	2		2
Series 2999, Class ND, 4.50%, 7/15/2020	13		13
Series 1807, Class G, 9.00%, 10/15/2020	—	(g)	—	(g)
Series 114, Class H, 6.95%, 1/15/2021	—	(g)	—	(g)
Series 85, Class C, 8.60%, 1/15/2021	—	(g)	—	(g)
Series 99, Class Z, 9.50%, 1/15/2021	—	(g)	—	(g)
Series 1084, Class F, 3.39%, 5/15/2021(f)	—	(g)	—	(g)
Series 1079, Class S, HB, IF, 25.71%, 5/15/2021(f)	—	(g)	—	(g)
Series 1084, Class S, HB, IF, 34.25%, 5/15/2021(f)	—	(g)	—	(g)
Series 1144, Class KB, 8.50%, 9/15/2021	1		2
Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022(f)	—	(g)	—	(g)
Series 1206, Class IA, 7.00%, 3/15/2022	1		1
Series 1250, Class J, 7.00%, 5/15/2022	1		1
Series 1343, Class LA, 8.00%, 8/15/2022	4		4
Series 2512, Class PG, 5.50%, 10/15/2022	54		55
Series 2535, Class BK, 5.50%, 12/15/2022	10		10
Series 1470, Class F, 1.96%, 2/15/2023(f)	—	(g)	—	(g)
Series 2568, Class KG, 5.50%, 2/15/2023	83		87
Series 1466, Class PZ, 7.50%, 2/15/2023	15		16
Series 1491, Class I, 7.50%, 4/15/2023	6		7
Series 1798, Class F, 5.00%, 5/15/2023	7		7
Series 1518, Class G, IF, 6.47%, 5/15/2023(f)	6		6
Series 1541, Class O, 1.83%, 7/15/2023(f)	6		6
Series 1608, Class L, 6.50%, 9/15/2023	20		21
Series 1602, Class SA, IF, 14.82%, 10/15/2023(f)	3		3
Series 2283, Class K, 6.50%, 12/15/2023	8		9
Series 1700, Class GA, PO, 2/15/2024	2		2
Series 1671, Class L, 7.00%, 2/15/2024	4		5

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 1706, Class K, 7.00%, 3/15/2024	36		39
Series 2033, Class SN, HB, IF, 27.13%, 3/15/2024(f)	2		—	(g)
Series 1720, Class PL, 7.50%, 4/15/2024	104		111
Series 2306, Class K, PO, 5/15/2024	4		4
Series 2306, Class SE, IF, IO, 8.02%, 5/15/2024(f)	10		1
Series 1745, Class D, 7.50%, 8/15/2024	6		7
Series 1927, Class PH, 7.50%, 1/15/2027	46		52
Series 1981, Class Z, 6.00%, 5/15/2027	18		20
Series 1987, Class PE, 7.50%, 9/15/2027	5		6
Series 2038, Class PN, IO, 7.00%, 3/15/2028	8		1
Series 2040, Class PE, 7.50%, 3/15/2028	41		46
Series 2063, Class PG, 6.50%, 6/15/2028	43		48
Series 2064, Class TE, 7.00%, 6/15/2028	5		6
Series 2075, Class PM, 6.25%, 8/15/2028	29		31
Series 2075, Class PH, 6.50%, 8/15/2028	30		33
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	9		1
Series 2125, Class JZ, 6.00%, 2/15/2029	18		19
Series 2169, Class TB, 7.00%, 6/15/2029	81		91
Series 2163, Class PC, IO, 7.50%, 6/15/2029	5		1
Series 2172, Class QC, 7.00%, 7/15/2029	34		38
Series 2196, Class TL, 7.50%, 11/15/2029	—	(g)	—	(g)
Series 2201, Class C, 8.00%, 11/15/2029	15		16
Series 2210, Class Z, 8.00%, 1/15/2030	41		48
Series 2224, Class CB, 8.00%, 3/15/2030	12		14
Series 2256, Class MC, 7.25%, 9/15/2030	23		27
Series 2259, Class ZM, 7.00%, 10/15/2030	21		24
Series 2271, Class PC, 7.25%, 12/15/2030	19		22
Series 2296, Class PD, 7.00%, 3/15/2031	11		13
Series 2333, Class HC, 6.00%, 7/15/2031	24		27
Series 2344, Class ZD, 6.50%, 8/15/2031	196		229
Series 2344, Class ZJ, 6.50%, 8/15/2031	25		27
Series 2345, Class NE, 6.50%, 8/15/2031	16		18
Series 2351, Class PZ, 6.50%, 8/15/2031	21		23
Series 2410, Class QX, IF, IO, 6.21%, 2/15/2032(f)	11		2
Series 2410, Class OE, 6.38%, 2/15/2032	23		24
Series 2410, Class NG, 6.50%, 2/15/2032	15		17
Series 2412, Class SP, IF, 11.22%, 2/15/2032(f)	43		55
Series 2444, Class ES, IF, IO, 5.51%, 3/15/2032(f)	28		5
Series 2450, Class SW, IF, IO, 5.56%, 3/15/2032(f)	11		2
Series 2423, Class MC, 7.00%, 3/15/2032	13		14
Series 2423, Class MT, 7.00%, 3/15/2032	25		29
Series 2435, Class CJ, 6.50%, 4/15/2032	97		110
Series 2441, Class GF, 6.50%, 4/15/2032	28		31
Series 2455, Class GK, 6.50%, 5/15/2032	36		41
Series 2450, Class GZ, 7.00%, 5/15/2032	38		44
Series 2466, Class DH, 6.50%, 6/15/2032	53		59
Series 2474, Class NR, 6.50%, 7/15/2032	31		35
Series 2484, Class LZ, 6.50%, 7/15/2032	51		59
Series 2500, Class MC, 6.00%, 9/15/2032	45		50
Series 2543, Class YX, 6.00%, 12/15/2032	103		116
Series 2575, Class ME, 6.00%, 2/15/2033	185		207
Series 2586, Class WI, IO, 6.50%, 3/15/2033	16		3
Series 2990, Class SL, IF, 15.55%, 6/15/2034(f)	33		40
Series 3611, PO, 7/15/2034	24		21
Series 2990, Class UZ, 5.75%, 6/15/2035	600		681
Series 3117, Class EO, PO, 2/15/2036	58		51
Series 3117, Class OK, PO, 2/15/2036	6		6

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3122, Class OH, PO, 3/15/2036	59		53
Series 3152, Class MO, PO, 3/15/2036	139		123
Series 3607, Class AO, PO, 4/15/2036	35		31
Series 3137, Class XP, 6.00%, 4/15/2036	84		95
Series 3819, Class ZQ, 6.00%, 4/15/2036	234		268
Series 3149, Class SO, PO, 5/15/2036	6		5
Series 3171, Class MO, PO, 6/15/2036	41		38
Series 3179, Class OA, PO, 7/15/2036	22		20
Series 3202, Class HI, IF, IO, 4.21%, 8/15/2036(f)	189		29
Series 3232, Class ST, IF, IO, 4.26%, 10/15/2036(f)	34		5
Series 3417, Class EO, PO, 11/15/2036	337		311
Series 3316, Class JO, PO, 5/15/2037	6		5
Series 3607, Class OP, PO, 7/15/2037	162		144
Series 3481, Class SJ, IF, IO, 3.41%, 8/15/2038(f)	98		15
Series 3680, Class MA, 4.50%, 7/15/2039	214		224
Series 4219, Class JA, 3.50%, 8/15/2039	392		403
Series 3997, Class PF, 2.89%, 11/15/2039(f)	45		45
Series 4096, Class HA, 2.00%, 12/15/2041	289		284
Series 4374, Class NC, 3.75%, 2/15/2046(d)	267		270
FHLMC STRIPS
Series 243, Class 16, IO, 4.50%, 11/15/2020	1		—	(g)
Series 262, Class 35, 3.50%, 7/15/2042	492		513
FHLMC Structured Pass-Through Securities Certificates
Series T-41, Class 3A, 5.42%, 7/25/2032(f)	25		27
Series T-76, Class 2A, 2.48%, 10/25/2037(f)	123		131
Series T-51, Class 2A, 7.50%, 8/25/2042(f)	22		27
Series T-54, Class 2A, 6.50%, 2/25/2043	216		255
Series T-54, Class 3A, 7.00%, 2/25/2043	70		82
Series T-56, Class A5, 5.23%, 5/25/2043	540		592
Series T-58, Class APO, PO, 9/25/2043	16		13
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 2A2, 4.54%, 2/25/2035(f)	37		37
Series 2005-AR1, Class 2A2, 4.87%, 4/25/2035(f)	18		19
FNMA REMIC
Series 1989-70, Class G, 8.00%, 10/25/2019	—	(g)	—	(g)
Series 1989-83, Class H, 8.50%, 11/25/2019	—	(g)	—	(g)
Series 1989-89, Class H, 9.00%, 11/25/2019	—	(g)	—	(g)
Series 1989-78, Class H, 9.40%, 11/25/2019	—	(g)	—	(g)
Series 1990-7, Class B, 8.50%, 1/25/2020	—	(g)	—	(g)
Series 1990-1, Class D, 8.80%, 1/25/2020	—	(g)	—	(g)
Series 1990-60, Class K, 5.50%, 6/25/2020	—	(g)	—	(g)
Series 1990-63, Class H, 9.50%, 6/25/2020	—	(g)	—	(g)
Series 1990-93, Class G, 5.50%, 8/25/2020	—	(g)	—	(g)
Series 1990-102, Class J, 6.50%, 8/25/2020	1		1
Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(g)	—	(g)
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(g)	—	(g)
Series 1990-120, Class H, 9.00%, 10/25/2020	—	(g)	—	(g)
Series 1990-134, Class SC, IF, 17.96%, 11/25/2020(f)	—	(g)	—	(g)
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(g)	—	(g)
Series 2001-4, Class PC, 7.00%, 3/25/2021	4		4
Series 1991-42, Class S, IF, 13.42%, 5/25/2021(f)	—	(g)	—	(g)
Series G-14, Class L, 8.50%, 6/25/2021	—	(g)	—	(g)
Series G-18, Class Z, 8.75%, 6/25/2021	1		1
Series 2001-48, Class Z, 6.50%, 9/25/2021	22		23
Series G-35, Class M, 8.75%, 10/25/2021	1		1
Series 2002-1, Class HC, 6.50%, 2/25/2022	9		9
Series 1992-107, Class SB, HB, IF, 22.90%, 6/25/2022(f)	7		9
Series G92-42, Class Z, 7.00%, 7/25/2022	—	(g)	—	(g)

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series G92-35, Class E, 7.50%, 7/25/2022	6		7
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(g)	—	(g)
Series 1996-59, Class J, 6.50%, 8/25/2022	2		2
Series 1992-143, Class MA, 5.50%, 9/25/2022	—	(g)	—	(g)
Series G92-54, Class ZQ, 7.50%, 9/25/2022	4		4
Series G93-5, Class Z, 6.50%, 2/25/2023	2		2
Series 1993-37, Class PX, 7.00%, 3/25/2023	36		38
Series 1993-25, Class J, 7.50%, 3/25/2023	6		6
Series 1998-4, Class C, PO, 4/25/2023	1		1
Series 1998-43, Class EA, PO, 4/25/2023	57		55
Series 1993-54, Class Z, 7.00%, 4/25/2023	12		12
Series 1993-62, Class SA, IF, 18.30%, 4/25/2023(f)	2		3
Series 1993-122, Class M, 6.50%, 7/25/2023	3		3
Series 1996-14, Class SE, IF, IO, 8.20%, 8/25/2023(f)	24		3
Series 1993-178, Class PK, 6.50%, 9/25/2023	6		6
Series 1993-165, Class SD, IF, 12.82%, 9/25/2023(f)	1		1
Series 1993-183, Class KA, 6.50%, 10/25/2023	83		89
Series 1993-189, Class PL, 6.50%, 10/25/2023	33		35
Series 1994-9, Class E, PO, 11/25/2023	1		1
Series 1993-247, Class SA, HB, IF, 26.77%, 12/25/2023(f)	9		11
Series G95-1, Class C, 8.80%, 1/25/2025	3		4
Series 2005-121, Class DX, 5.50%, 1/25/2026	221		234
Series 1997-20, IO, 1.84%, 3/25/2027(f)	7		—	(g)
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027(f)	8		—	(g)
Series 1997-27, Class J, 7.50%, 4/18/2027	9		10
Series 1997-29, Class J, 7.50%, 4/20/2027	10		12
Series 1997-39, Class PD, 7.50%, 5/20/2027	25		29
Series 2012-47, Class HF, 2.83%, 5/25/2027(f)	109		110
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	6		1
Series 1998-36, Class ZB, 6.00%, 7/18/2028	4		5
Series 2000-2, Class ZE, 7.50%, 2/25/2030	48		55
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	30		6
Series 2001-36, Class DE, 7.00%, 8/25/2031	42		48
Series 2001-49, Class Z, 6.50%, 9/25/2031	7		8
Series 2001-44, Class PD, 7.00%, 9/25/2031	8		9
Series 2003-52, Class SX, IF, 15.66%, 10/25/2031(f)	11		16
Series 2004-74, Class SW, IF, 10.62%, 11/25/2031(f)	26		33
Series 2001-81, Class LO, PO, 1/25/2032	5		5
Series 2002-1, Class SA, IF, 17.29%, 2/25/2032(f)	4		5
Series 2002-21, Class PE, 6.50%, 4/25/2032	21		23
Series 2002-28, Class PK, 6.50%, 5/25/2032	22		25
Series 2002-37, Class Z, 6.50%, 6/25/2032	26		29
Series 2004-61, Class SH, IF, 14.27%, 11/25/2032(f)	30		42
Series 2003-22, Class UD, 4.00%, 4/25/2033	92		98
Series 2003-34, Class GE, 6.00%, 5/25/2033	214		235
Series 2003-39, IO, 6.00%, 5/25/2033(f)	5		1
Series 2003-47, Class PE, 5.75%, 6/25/2033	91		100
Series 2003-64, Class SX, IF, 7.54%, 7/25/2033(f)	11		13
Series 2003-71, Class DS, IF, 4.15%, 8/25/2033(f)	85		89
Series 2005-56, Class TP, IF, 10.86%, 8/25/2033(f)	63		72
Series 2003-91, Class SD, IF, 8.45%, 9/25/2033(f)	8		9
Series 2003-116, Class SB, IF, IO, 5.17%, 11/25/2033(f)	77		13
Series 2006-44, Class P, PO, 12/25/2033	27		24
Series 2003-130, Class SX, IF, 7.88%, 1/25/2034(f)	4		5
Series 2004-25, Class SA, IF, 12.84%, 4/25/2034(f)	40		52
Series 2004-46, Class SK, IF, 9.82%, 5/25/2034(f)	28		34

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-36, Class SA, IF, 12.84%, 5/25/2034(f)	55	76
Series 2004-50, Class VZ, 5.50%, 7/25/2034	330	360
Series 2005-74, Class CS, IF, 13.34%, 5/25/2035(f)	35	42
Series 2005-45, Class DC, IF, 15.40%, 6/25/2035(f)	55	73
Series 2005-56, Class S, IF, IO, 4.28%, 7/25/2035(f)	40	6
Series 2005-68, Class PG, 5.50%, 8/25/2035	214	235
Series 2005-73, Class PS, IF, 10.63%, 8/25/2035(f)	97	120
Series 2005-106, Class US, IF, 15.66%, 11/25/2035(f)	68	94
Series 2006-27, Class OH, PO, 4/25/2036	58	52
Series 2006-65, Class QO, PO, 7/25/2036	27	24
Series 2006-56, Class FC, 2.72%, 7/25/2036(f)	174	173
Series 2006-79, Class DO, PO, 8/25/2036	32	29
Series 2006-77, Class PC, 6.50%, 8/25/2036	65	73
Series 2006-110, PO, 11/25/2036	50	44
Series 2006-124, Class HB, 4.61%, 11/25/2036(f)	75	78
Series 2007-14, Class ES, IF, IO, 4.01%, 3/25/2037(f)	37	6
Series 2007-81, Class GE, 6.00%, 8/25/2037	99	108
Series 2007-79, Class SB, IF, 15.11%, 8/25/2037(f)	33	46
Series 2007-88, Class VI, IF, IO, 4.11%, 9/25/2037(f)	96	17
Series 2007-91, Class ES, IF, IO, 4.03%, 10/25/2037(f)	263	45
Series 2007-106, Class A7, 6.15%, 10/25/2037(f)	34	37
Series 2007-116, Class HI, IO, 1.18%, 1/25/2038(f)	53	2
Series 2008-16, Class IS, IF, IO, 3.77%, 3/25/2038(f)	11	1
Series 2008-10, Class XI, IF, IO, 3.80%, 3/25/2038(f)	22	2
Series 2008-28, Class QS, IF, 13.41%, 4/25/2038(f)	28	35
Series 2008-46, Class HI, IO, 1.65%, 6/25/2038(f)	42	3
Series 2009-69, PO, 9/25/2039	47	41
Series 2009-103, Class MB, 4.59%, 12/25/2039(f)	65	69
Series 2010-71, Class HJ, 5.50%, 7/25/2040	152	170
Series 2011-118, Class MT, 7.00%, 11/25/2041	174	204
Series 2011-118, Class NT, 7.00%, 11/25/2041	163	187
Series 2013-101, Class DO, PO, 10/25/2043	287	236
Series 2013-128, PO, 12/25/2043	269	230
FNMA REMIC Trust
Series 2006-72, Class GO, PO, 8/25/2036	40	36
Series 2007-W7, Class 1A4, HB, IF, 24.60%, 7/25/2037(f)	9	15
Series 2003-W4, Class 2A, 6.50%, 10/25/2042(f)	15	17
Series 2003-W1, Class 1A1, 5.35%, 12/25/2042(f)	83	90
FNMA STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	1	—	(g)
Series 300, Class 1, PO, 9/25/2024	21	20
Series 329, Class 1, PO, 1/25/2033	5	5
FNMA Trust
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	32	36
Series 2005-W3, Class 2AF, 2.65%, 3/25/2045(f)	100	100
G2 4.000000 4.50%, 4/20/2049(h)	200	211
GNMA
Series 1994-7, Class PQ, 6.50%, 10/16/2024	54	54
Series 2002-47, Class PG, 6.50%, 7/16/2032	43	43
Series 2002-47, Class PY, 6.00%, 7/20/2032	51	51
Series 2002-47, Class ZA, 6.50%, 7/20/2032	55	55
Series 2010-14, Class AO, PO, 12/20/2032	20	20
Series 2003-24, PO, 3/16/2033	8	7
Series 2003-40, Class TJ, 6.50%, 3/20/2033	187	208
Series 2003-52, Class AP, PO, 6/16/2033	47	41
Series 2004-28, Class S, IF, 12.96%, 4/16/2034(f)	13	19
Series 2004-73, Class AE, IF, 9.83%, 8/17/2034(f)	12	13
Series 2004-71, Class SB, IF, 17.48%, 9/20/2034(f)	24	35

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-90, Class SI, IF, IO, 3.66%, 10/20/2034(f)	140	19
Series 2005-68, Class DP, IF, 10.56%, 6/17/2035(f)	30	36
Series 2005-68, Class KI, IF, IO, 3.86%, 9/20/2035(f)	258	35
Series 2006-38, Class ZK, 6.50%, 8/20/2036	417	466
Series 2006-59, Class SD, IF, IO, 4.26%, 10/20/2036(f)	28	5
Series 2007-17, Class JI, IF, IO, 4.37%, 4/16/2037(f)	106	18
Series 2007-27, Class SA, IF, IO, 3.76%, 5/20/2037(f)	131	15
Series 2007-45, Class QA, IF, IO, 4.20%, 7/20/2037(f)	112	14
Series 2007-40, Class SB, IF, IO, 4.31%, 7/20/2037(f)	182	32
Series 2007-50, Class AI, IF, IO, 4.33%, 8/20/2037(f)	98	10
Series 2007-53, Class ES, IF, IO, 4.11%, 9/20/2037(f)	29	4
Series 2007-53, Class SW, IF, 12.88%, 9/20/2037(f)	25	31
Series 2009-79, Class OK, PO, 11/16/2037	98	88
Series 2007-76, Class SA, IF, IO, 4.09%, 11/20/2037(f)	58	7
Series 2007-72, Class US, IF, IO, 4.11%, 11/20/2037(f)	57	7
Series 2009-106, Class ST, IF, IO, 3.56%, 2/20/2038(f)	200	30
Series 2008-33, Class XS, IF, IO, 5.26%, 4/16/2038(f)	38	7
Series 2008-40, Class SA, IF, IO, 3.96%, 5/16/2038(f)	117	19
Series 2008-55, Class SA, IF, IO, 3.76%, 6/20/2038(f)	71	11
Series 2008-50, Class KB, 6.00%, 6/20/2038	144	164
Series 2008-93, Class AS, IF, IO, 3.26%, 12/20/2038(f)	77	8
Series 2009-6, Class SA, IF, IO, 3.66%, 2/16/2039(f)	23	3
Series 2009-31, Class TS, IF, IO, 3.86%, 3/20/2039(f)	83	6
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	35	8
Series 2009-22, Class SA, IF, IO, 3.83%, 4/20/2039(f)	104	11
Series 2009-92, Class ZC, 5.00%, 10/20/2039	622	699
Series 2011-137, Class WA, 5.56%, 7/20/2040(f)	241	272
Series 2010-105, Class B, 5.00%, 8/20/2040	837	925
Series 2010-130, Class CP, 7.00%, 10/16/2040	66	77
Series 2013-91, Class WA, 4.48%, 4/20/2043(f)	464	490
Series 2012-H24, Class FA, 2.94%, 3/20/2060(f)	5	5
Series 2013-H03, Class FA, 2.79%, 8/20/2060(f)	4	4
Series 2012-H21, Class DF, 3.14%, 5/20/2061(f)	10	10
Series 2012-H26, Class MA, 3.04%, 7/20/2062(f)	12	12
Series 2012-H29, Class FA, 3.01%, 10/20/2062(f)	566	566
Series 2014-H15, Class FA, 2.99%, 7/20/2064(f)	646	646
Series 2014-H17, Class FC, 2.99%, 7/20/2064(f)	600	601
Series 2015-H15, Class FJ, 2.93%, 6/20/2065(f)	598	597
Series 2015-H18, Class FA, 2.94%, 6/20/2065(f)	506	506
Series 2015-H20, Class FA, 2.96%, 8/20/2065(f)	567	566
Series 2015-H26, Class FG, 3.01%, 10/20/2065(f)	650	651
GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	74	89
Impac Secured Assets CMN Owner Trust Series 2002-2, Class APO, PO, 4/25/2033‡	38	28
JP Morgan Mortgage Trust
Series 2003-A1, Class 1A1, 4.44%, 10/25/2033(f)	189	195
Series 2006-A2, Class 5A3, 4.63%, 11/25/2033(f)	57	59
Series 2006-A2, Class 4A1, 4.58%, 8/25/2034(f)	20	21
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.83%, 4/21/2034(f)	49	51
Series 2004-3, Class 4A2, 4.22%, 4/25/2034(f)	11	11
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2005-6, Class 3A1, 5.50%, 11/25/2020	28	27
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	139	144
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	103	108
Series 2004-7, Class 30PO, PO, 8/25/2034‡	10	9

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MASTR Asset Securitization Trust Series 2004-8, PO, 8/25/2019‡	—	(g)	—	(g)
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035‡(a)	10		8
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 3.05%, 10/25/2028(f)	112		112
Series 2004-A, Class A1, 2.89%, 4/25/2029(f)	36		36
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034(a)(f)	37		37
NCUA Guaranteed Notes Trust Series 2010-R3, Class 3A, 2.40%, 12/8/2020	18		18
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	7		7
Series 2003-A1, Class A1, 5.50%, 5/25/2033	7		8
Series 2003-A1, Class A2, 6.00%, 5/25/2033	17		18
RALI Trust
Series 2002-QS16, Class A3, IF, 11.54%, 10/25/2017(f)	—	(g)	—	(g)
Series 2003-QS9, Class A3, IF, IO, 5.12%, 5/25/2018‡(f)	1		—	(g)
Series 2004-QS3, Class CB, 5.00%, 3/25/2019	1		1
Reperforming Loan REMIC Trust Series 2005-R1, Class 2APO, PO, 3/25/2035‡(a)	55		48
Residential Asset Securitization Trust Series 2003-A14, Class A1, 4.75%, 2/25/2019	—	(g)	—	(g)
Seasoned Credit Risk Transfer Trust Series 2019-1, Class MT, 3.50%, 7/25/2058‡	589		599
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	474		492
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	138		147
Series 1994-1, Class 1, 5.32%, 2/15/2024(f)	90		95
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	145		160
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	48		53
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	206		230
Series 1998-1, Class 2E, 7.00%, 3/15/2028	48		55
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR5, Class A7, 4.70%, 6/25/2033(f)	45		47
Series 2004-AR3, Class A2, 4.51%, 6/25/2034(f)	25		25
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	125		122
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2003-MS2, Class 1A1, 5.75%, 2/25/2033	—	(g)	—	(g)
Series 2003-MS7, Class P, PO, 3/25/2033‡	—	(g)	—	(g)
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1, 4.68%, 11/25/2033(f)	18		19
Series 2004-P, Class 2A1, 4.65%, 9/25/2034(f)	80		83
Series 2004-EE, Class 3A1, 4.77%, 12/25/2034(f)	28		29
Series 2005-AR3, Class 1A1, 4.80%, 3/25/2035(f)	123		128

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,163)			25,128

MORTGAGE-BACKED SECURITIES — 11.1%
FHLMC
Pool # 785618, ARM, 4.25%, 7/1/2026(f)	9		9
Pool # 611141, ARM, 4.63%, 1/1/2027(f)	11		11
Pool # 1B2656, ARM, 4.66%, 12/1/2034(f)	57		60
Pool # 1G2557, ARM, 4.81%, 6/1/2036(f)	85		90
Pool # 1A1085, ARM, 4.57%, 8/1/2036(f)	73		75
Pool # 1Q0105, ARM, 4.53%, 9/1/2036(f)	29		31
Pool # 1B7242, ARM, 4.76%, 9/1/2036(f)	51		54
Pool # 1Q0737, ARM, 4.54%, 11/1/2036(f)	33		35
Pool # 1N1511, ARM, 4.29%, 1/1/2037(f)	37		38
Pool # 1J1543, ARM, 5.48%, 2/1/2037(f)	12		13
Pool # 1Q0739, ARM, 4.71%, 3/1/2037(f)	41		43
Pool # 1Q0722, ARM, 5.04%, 4/1/2038(f)	33		35

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FHLMC Gold Pools, 15 Year
Pool # G12251, 4.00%, 6/1/2019	—	(g)	—	(g)
Pool # G12825, 6.50%, 3/1/2022	6		6
FHLMC Gold Pools, 20 Year Pool # C90985, 6.50%, 8/1/2026	9		10
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	1		1
Pool # C00376, 8.00%, 11/1/2024	1		1
Pool # C00414, 7.50%, 8/1/2025	2		3
Pool # C00452, 7.00%, 4/1/2026	3		3
Pool # G00981, 8.50%, 7/1/2028	6		7
Pool # A17537, 6.00%, 1/1/2034	27		30
Pool # G02682, 7.00%, 2/1/2037	22		27
Pool # Q58054, 4.50%, 11/1/2046	370		392
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	15		16
Pool # L10151, 6.00%, 2/1/2033	8		8
Pool # U80336, 3.50%, 5/1/2033	536		551
Pool # U90690, 3.50%, 6/1/2042	244		251
Pool # U90975, 4.00%, 6/1/2042	243		254
Pool # U91427, 3.50%, 5/1/2043	604		622
FNMA
Pool # 54844, ARM, 2.84%, 9/1/2027(f)	3		3
Pool # 303532, ARM, 4.05%, 3/1/2029(f)	2		2
Pool # 745446, ARM, 4.87%, 4/1/2033(f)	42		44
Pool # 746299, ARM, 4.69%, 9/1/2033(f)	56		59
Pool # 743546, ARM, 4.39%, 11/1/2033(f)	46		48
Pool # 735332, ARM, 4.62%, 8/1/2034(f)	61		64
Pool # 790964, ARM, 4.34%, 9/1/2034(f)	29		31
Pool # 896463, ARM, 4.65%, 10/1/2034(f)	57		60
Pool # 810896, ARM, 4.20%, 1/1/2035(f)	46		48
Pool # 816361, ARM, 4.41%, 1/1/2035(f)	100		105
Pool # 816594, ARM, 4.42%, 2/1/2035(f)	39		40
Pool # 816597, ARM, 4.69%, 2/1/2035(f)	19		20
Pool # 745862, ARM, 4.71%, 4/1/2035(f)	39		41
Pool # 838972, ARM, 4.14%, 8/1/2035(f)	9		9
Pool # 832801, ARM, 4.36%, 9/1/2035(f)	63		66
Pool # 843026, ARM, 4.37%, 9/1/2035(f)	66		68
Pool # 920340, ARM, 5.20%, 2/1/2036(f)	42		44
Pool # 886558, ARM, 4.61%, 8/1/2036(f)	13		14
Pool # 893424, ARM, 4.34%, 9/1/2036(f)	40		42
Pool # 913984, ARM, 4.36%, 2/1/2037(f)	18		19
Pool # 915645, ARM, 4.86%, 2/1/2037(f)	48		50
Pool # 887094, ARM, 4.70%, 7/1/2046(f)	53		57
FNMA, 30 Year, FHA/VA
Pool # 252409, 6.50%, 3/1/2029	11		13
Pool # 752786, 6.00%, 9/1/2033	11		11
FNMA, Other
Pool # 467630, 4.30%, 4/1/2021	728		755
Pool # AL0569, 4.26%, 6/1/2021	283		294
Pool # AN2309, 2.21%, 7/1/2026	474		469
Pool # AM6381, 3.29%, 8/1/2026	1,000		1,057
Pool # AM7485, 3.24%, 12/1/2026	1,000		1,055
Pool # AM7515, 3.34%, 2/1/2027	500		528
Pool # BL1211, 4.01%, 2/1/2027	200		220
Pool # AM8529, 3.03%, 4/1/2027	1,000		1,037
Pool # AM8432, 2.79%, 5/1/2027	1,000		1,020
Pool # BL1040, 3.81%, 12/1/2028	150		163
Pool # BL0907, 3.88%, 12/1/2028	300		328

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AM6755, 3.65%, 9/1/2029	283		308
Pool # AM6892, 3.76%, 9/1/2029	233		255
Pool # BM4162, 3.20%, 10/1/2029	298		307
Pool # 109707, 3.80%, 9/1/2033	247		265
Pool # 888408, 6.00%, 3/1/2037	30		33
Pool # 257172, 5.50%, 4/1/2038	11		12
Pool # MA1125, 4.00%, 7/1/2042	436		455
GNMA I, 30 Year
Pool # 313110, 7.50%, 11/15/2022	—	(g)	—	(g)
Pool # 352108, 7.00%, 8/15/2023	1		1
Pool # 363030, 7.00%, 9/15/2023	21		22
Pool # 352022, 7.00%, 11/15/2023	1		1
Pool # 366706, 6.50%, 1/15/2024	7		8
Pool # 371281, 7.00%, 2/15/2024	8		9
Pool # 782507, 9.50%, 10/15/2024	5		5
Pool # 780029, 9.00%, 11/15/2024	1		1
Pool # 780965, 9.50%, 12/15/2025	2		2
Pool # 442119, 7.50%, 11/15/2026	2		2
Pool # 411829, 7.50%, 7/15/2027	2		2
Pool # 468149, 8.00%, 8/15/2028	1		1
Pool # 468236, 6.50%, 9/15/2028	37		41
Pool # 486537, 7.50%, 9/15/2028	4		4
Pool # 466406, 6.00%, 11/15/2028	23		25
Pool # 607645, 6.50%, 2/15/2033	10		11
Pool # 781614, 7.00%, 6/15/2033	18		21
Pool # 782615, 7.00%, 6/15/2035	57		66
Pool # 782025, 6.50%, 12/15/2035	68		78
Pool # 681638, 6.00%, 12/15/2038	69		75
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	1		1
Pool # 1989, 8.50%, 4/20/2025	4		4
Pool # 2006, 8.50%, 5/20/2025	3		3
Pool # 2141, 8.00%, 12/20/2025	1		1
Pool # 2234, 8.00%, 6/20/2026	1		1
Pool # 2270, 8.00%, 8/20/2026	1		1
Pool # 2285, 8.00%, 9/20/2026	2		2
Pool # 2324, 8.00%, 11/20/2026	1		1
Pool # 2499, 8.00%, 10/20/2027	3		3
Pool # 2512, 8.00%, 11/20/2027	3		3
Pool # 2525, 8.00%, 12/20/2027	1		1
Pool # 2549, 7.50%, 2/20/2028	1		1
Pool # 2562, 6.00%, 3/20/2028	16		17
Pool # 2606, 8.00%, 6/20/2028	1		1
Pool # 2633, 8.00%, 8/20/2028	—	(g)	—	(g)
Pool # 2646, 7.50%, 9/20/2028	4		5
Pool # 4245, 6.00%, 9/20/2038	82		92
Pool # BA7567, 4.50%, 5/20/2048	365		387
Pool # BI0416, 4.50%, 11/20/2048	496		526
GNMA II, Other Pool # AD0860, 3.50%, 11/20/2033	455		472
UMBS, 15 Year
Pool # 735386, 5.50%, 1/1/2020	—	(g)	1
Pool # 889265, 5.50%, 6/1/2020	—	(g)	—	(g)
Pool # 735911, 6.50%, 8/1/2020	1		1
Pool # 745406, 6.00%, 3/1/2021	12		12
Pool # 995381, 6.00%, 1/1/2024	28		29
UMBS, 20 Year Pool # 254305, 6.50%, 5/1/2022	19		21

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
UMBS, 30 Year
Pool # 70825, 8.00%, 3/1/2021	—	(g)	—	(g)
Pool # 189190, 7.50%, 11/1/2022	2		2
Pool # 479469, 10.00%, 2/1/2024	—	(g)	—	(g)
Pool # 250066, 8.00%, 5/1/2024	1		1
Pool # 250103, 8.50%, 7/1/2024	2		2
Pool # 303031, 7.50%, 10/1/2024	1		1
Pool # 308499, 8.50%, 5/1/2025	—	(g)	—	(g)
Pool # 695533, 8.00%, 6/1/2027	7		7
Pool # 313687, 7.00%, 9/1/2027	2		2
Pool # 755973, 8.00%, 11/1/2028	13		14
Pool # 598559, 6.50%, 8/1/2031	14		16
Pool # 649624, 7.00%, 8/1/2032	1		1
Pool # 995409, 8.00%, 11/1/2032	145		171
Pool # 675555, 6.00%, 12/1/2032	27		30
Pool # 674349, 6.00%, 3/1/2033	12		13
Pool # 702901, 6.00%, 5/1/2033	46		52
Pool # 721535, 5.00%, 7/1/2033	72		78
Pool # 723852, 5.00%, 7/1/2033	27		29
Pool # 729296, 5.00%, 7/1/2033	50		54
Pool # 713700, 4.50%, 8/1/2033	28		30
Pool # 737825, 6.00%, 9/1/2033	11		12
Pool # 725027, 5.00%, 11/1/2033	49		53
Pool # 725017, 5.50%, 12/1/2033	45		50
Pool # AA0922, 6.00%, 9/1/2036	71		79
Pool # 986648, 6.00%, 9/1/2037	31		35
Pool # AD9151, 5.00%, 8/1/2040	197		212

TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,606)			15,100

ASSET-BACKED SECURITIES — 9.9%
Ally Auto Receivables Trust
Series 2018-2, Class A3, 2.92%, 11/15/2022	246		248
Series 2019-1, Class A3, 2.91%, 9/15/2023	69		70
American Airlines Pass-Through Trust
Series 2013-2, Class A, 4.95%, 1/15/2023	102		106
Series 2016-3, Class AA, 3.00%, 10/15/2028	74		73
American Credit Acceptance Receivables Trust
Series 2018-3, Class B, 3.49%, 6/13/2022(a)	55		55
Series 2019-1, Class A, 3.06%, 7/12/2022(a)	94		94
American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	135		138
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A3, 1.90%, 3/18/2022	91		90
Series 2018-1, Class A3, 3.07%, 12/19/2022	115		116
Series 2018-2, Class A3, 3.15%, 3/20/2023	148		150
Series 2019-1, Class A3, 2.97%, 11/20/2023	61		62
Anchor Assets IX LLC Series 2016-1, Class A, 5.13%, 2/15/2020‡(a)	329		329
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048‡(a)	38		38
Series 2015-2, Class A, 3.34%, 11/15/2048(a)	122		122
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031(a)	65		67
CarMax Auto Owner Trust
Series 2018-2, Class A3, 2.98%, 1/17/2023	136		138
Series 2018-3, Class A3, 3.13%, 6/15/2023	234		238
Series 2019-1, Class A3, 3.05%, 3/15/2024	220		224
Continental Airlines Pass-Through Trust Series 1999-2, Class A-1, 7.26%, 3/15/2020	2		2
CPS Auto Receivables Trust
Series 2015-B, Class C, 4.20%, 5/17/2021(a)	425		428
Series 2017-C, Class B, 2.30%, 7/15/2021(a)	71		71
Series 2015-C, Class D, 4.63%, 8/16/2021(a)	310		313

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CPS Auto Trust Series 2018-C, Class A, 2.87%, 9/15/2021(a)	50	50
Credit Acceptance Auto Loan Trust Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	250	253
CVS Pass-Through Trust 5.93%, 1/10/2034(a)	45	50
Drive Auto Receivables Trust
Series 2015-BA, Class D, 3.84%, 7/15/2021(a)	119	119
Series 2018-3, Class A3, 3.01%, 11/15/2021	69	69
Series 2015-AA, Class D, 4.12%, 7/15/2022(a)	135	135
Series 2019-1, Class A3, 3.18%, 10/17/2022	195	196
Series 2018-4, Class B, 3.36%, 10/17/2022	118	119
Series 2015-DA, Class D, 4.59%, 1/17/2023(a)	201	202
Series 2018-2, Class C, 3.63%, 8/15/2024	100	101
DT Auto Owner Trust
Series 2017-3A, Class B, 2.40%, 5/17/2021(a)	7	7
Series 2018-2A, Class A, 2.84%, 9/15/2021(a)	63	63
Series 2019-1A, Class A, 3.08%, 9/15/2022(a)	76	76
Exeter Automobile Receivables Trust
Series 2016-1A, Class C, 5.52%, 10/15/2021(a)	277	280
Series 2018-3A, Class A, 2.90%, 1/18/2022(a)	59	59
Series 2016-2A, Class B, 3.64%, 2/15/2022(a)	66	66
Federal Express Corp. Pass-Through Trust Series 1998, 6.72%, 1/15/2022	231	241
First Investors Auto Owner Trust
Series 2015-2A, Class D, 4.22%, 12/15/2021(a)	100	101
Series 2018-1A, Class A2, 3.22%, 1/17/2023(a)	68	68
Series 2019-1A, Class A, 2.89%, 3/15/2024(a)	92	93
Flagship Credit Auto Trust
Series 2015-3, Class B, 3.68%, 3/15/2022(a)	78	78
Series 2015-3, Class C, 4.65%, 3/15/2022(a)	113	115
Series 2016-1, Class C, 6.22%, 6/15/2022(a)	400	414
Series 2018-2, Class A, 2.97%, 10/17/2022(a)	110	110
Series 2018-3, Class A, 3.07%, 2/15/2023(a)	71	71
Ford Credit Auto Lease Trust
Series 2018-B, Class A4, 3.30%, 2/15/2022	88	90
Series 2019-A, Class A3, 2.90%, 5/15/2022	115	116
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029‡(f)	24	20
GM Financial Automobile Leasing Trust
Series 2017-3, Class A3, 2.01%, 11/20/2020	35	35
Series 2018-2, Class A3, 3.06%, 6/21/2021	117	118
Series 2018-3, Class A3, 3.18%, 6/21/2021	107	108
Series 2018-1, Class A4, 2.68%, 12/20/2021	76	76
Series 2019-1, Class A3, 2.98%, 12/20/2021	91	92
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	134	135
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043‡(a)(d)	4	4
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031(a)	39	39
Honda Auto Receivables Owner Trust
Series 2017-3, Class A3, 1.79%, 9/20/2021	56	56
Series 2018-2, Class A3, 3.01%, 5/18/2022	128	129
Hyundai Auto Lease Securitization Trust
Series 2018-B, Class A4, 3.20%, 6/15/2022(a)	127	128
Series 2019-A, Class A3, 2.98%, 7/15/2022(a)	140	142
Hyundai Auto Receivables Trust
Series 2017-B, Class A3, 1.77%, 1/18/2022	200	199
Series 2018-A, Class A3, 2.79%, 7/15/2022	78	79
LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019‡(a)	1,063	1,069
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A3, 3.10%, 11/15/2021	40	40
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	164	167
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024(a)	491	495

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032(a)	853	851
Series 2015-SFR2, Class B, 3.14%, 6/12/2032‡(a)	351	350
Series 2015-SFR3, Class A, 3.07%, 11/12/2032‡(a)	781	782
Series 2015-SFR3, Class D, 4.67%, 11/12/2032‡(a)	200	202
Santander Drive Auto Receivables Trust
Series 2018-3, Class A3, 3.03%, 2/15/2022	62	62
Series 2018-4, Class A3, 3.01%, 3/15/2022	49	49
Series 2019-1, Class A3, 3.00%, 12/15/2022	55	56
Series 2019-2, Class A3, 2.59%, 5/15/2023	110	110
Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022(a)	225	227
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.36%, 1/25/2036‡(d)	30	26
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	44	45
Springleaf Funding Trust Series 2015-AA, Class A, 3.16%, 11/15/2024(a)	24	24
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	260	266
United Airlines Pass-Through Trust Series 2016-2, Class AA, 2.88%, 10/7/2028	110	107
US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022(a)	100	101
Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	100	102
World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	156	160
World Omni Auto Receivables Trust Series 2017-B, Class A3, 1.95%, 2/15/2023	104	104
World Omni Automobile Lease Securitization Trust
Series 2018-B, Class A3, 3.19%, 12/15/2021	93	94
Series 2019-A, Class A3, 2.94%, 5/16/2022	125	127

TOTAL ASSET-BACKED SECURITIES (Cost $13,377)		13,490

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.1%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035(a)(f)	145	148
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 0.57%, 12/11/2049‡(a)(f)	43	—	(g)
Commercial Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281	297
FHLMC Multifamily Structured Pass-Through Certificates
Series KF12, Class A, 3.18%, 9/25/2022(f)	126	126
Series KSMC, Class A2, 2.62%, 1/25/2023	500	506
Series KL3L, Class ALNZ, 3.32%, 4/25/2025(f)	500	527
Series K069, Class A2, 3.19%, 9/25/2027(f)	500	521
Series K081, Class A1, 3.88%, 2/25/2028	118	127
Series K083, Class A2, 4.05%, 9/25/2028(f)	297	330
Series K088, Class A2, 3.69%, 1/25/2029	480	521
FNMA ACES
Series 2010-M3, Class A3, 4.33%, 3/25/2020(f)	124	125
Series 2015-M17, Class FA, 3.41%, 11/25/2022(f)	247	247
Series 2014-M2, Class A2, 3.51%, 12/25/2023(f)	427	446
Series 2014-M13, Class A2, 3.02%, 8/25/2024(f)	636	655
Series 2015-M7, Class A2, 2.59%, 12/25/2024	820	830
Series 2018-M2, Class A2, 2.90%, 1/25/2028(f)	500	511
Series 2018-M13, Class A1, 3.70%, 3/25/2030(f)	224	243
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(a)	116	119
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	104	107
VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029(a)	500	508

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,664)		6,894

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
FNMA 1.85%, 10/9/2019(e)	85	84
Resolution Funding Corp. STRIPS
1.62%, 10/15/2019(e)	165	164
1.79%, 7/15/2020(e)	250	244
1.26%, 1/15/2021(e)	330	319
DN, 3.04%, 1/15/2026(e)	90	77
DN, 2.80%, 10/15/2027(e)	80	65

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $956)		953

FOREIGN GOVERNMENT SECURITIES — 0.2%
United Mexican States (Mexico) 3.63%, 3/15/2022 (Cost $249)	244	248

	Shares (000)
SHORT-TERM INVESTMENTS — 1.8%
INVESTMENT COMPANIES — 1.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(i)(j) (Cost $2,474)	2,473	2,474

Total Investments — 99.7% (Cost $132,393)		135,532
Other Assets Less Liabilities — 0.3%		405

Net Assets — 100.0%		135,937

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2019.
DN	Discount Notes
ESOP	Employee Stock Ownership Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2019. The rate may be subject to a cap and floor.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
VA	Veterans Administration
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(e)	The rate shown is the effective yield as of May 31, 2019.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(g)	Amount rounds to less than one thousand.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2019.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$10,670	$2,820		$13,490
Collateralized Mortgage Obligations	—	24,423	705		25,128
Commercial Mortgage-Backed Securities	—	6,894	—	(a)	6,894
Corporate Bonds
Capital Markets	—	3,714	2		3,716
Other Corporate Bonds	—	38,328	—		38,328

Total Corporate Bonds	–	42,042	2		42,044

Foreign Government Securities	—	248	—		248
Mortgage-Backed Securities	—	15,100	—		15,100
U.S. Government Agency Securities	—	953	—		953
U.S. Treasury Obligations	—	29,201	—		29,201
Short-Term Investments
Investment Companies	2,474	—	—		2,474

Total Investments in Securities	$2,474	$129,531	$3,527		$135,532

(a)	Amount rounds to less than one thousand.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

There were no significant transfers between level 2 and level 3 during the period ended May 31, 2019.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Intermediate Bond Trust	Balance as of February 28, 2019	Realized gain (loss)		Change in net unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2019
Investments in Securities:
Asset-Backed Securities	$3,073	$—	(a)	$12		$—	(a)	$—	(a)	$(319)	$54	$—	$2,820
Collateralized Mortgage Obligations	107	—		17		—	(a)	596		(15)	—	—	705
Commercial Mortgage-Backed Securities	1	—		—	(a)	—	(a)	—		(1)	—	—	—	(a)
Corporate Bonds — Capital Markets	4	—	(a)	—	(a)	—	(a)	—	(a)	(2)	—	—	2

	$3,185	$—	(a)	$29		$—	(a)	$596		$(337)	$54	$—	$3,527

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $29,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2019		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,422		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 6.75% (0.18%)
				Constant Default Rate	0.00% - 30.00% (0.21%)
				Yield (Discount Rate of Cash Flows)	2.95% - 7.89% (3.31%)

Asset-Backed Securities	1,422

	697		Discounted Cash Flow	Constant Prepayment Rate	5.00% - 100.00% (87.08%)
				Constant Default Rate	0.00% - 3.93% (0.43%)
				Yield (Discount Rate of Cash Flows)	(1.19%) - 16.89% (2.94%)

Collateralized Mortgage Obligations	697

	2		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.99% (4.99%)
				Liquidity Discount	0.125% (0.125%)

Corporate Bonds	2

	—	(b)	Discounted Cash Flow	Constant Prepayment Rate	35.00% (35.00%)
				Yield (Discount Rate of Cash Flows)	3.84% (3.84%)
Commercial Mortgage-Backed Securities	—	(b)

Total	$2,121

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2019, the value of these investments was approximately $1,406,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds. Amounts in the table below are in thousands.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43% (a) (b)	$3,081	$10,739	$11,346	$—	(c)	$—	$2,474	2,473	$15	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.
(c)	Amount rounds to less than one thousand.